File No. 33-8746
                                                                ICA No. 811-4840
    As filed with the Securities and Exchange Commission on October 28, 1997
    ------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 17


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 19


                                   ----------

                              THE TOCQUEVILLE TRUST
               (Exact Name of Registrant as Specified in Charter)

                                  1675 Broadway
                            New York, New York 10019

               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 698-0800

                               Francois D. Sicart
                                    President
                              The Tocqueville Trust
                                  1675 Broadway
                            New York, New York 10018
                     (Name and Address of Agent for Service)

                                   Copies to:
                          Susan J. Penry-Williams, Esq.
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022

It is proposed that this filing will become effective (check appropriate box)


            (  )  immediately upon filing pursuant to paragraph (b)
            (  )  on (date    ) pursuant to paragraph (b)
            (  )  60 days after filing pursuant to paragraph (a)(1)
            (  )  on (date) pursuant to paragraph (a)(1)
            (X)   75 days after filing pursuant to paragraph (a)(2)
            (  )  on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:
            (  )  this post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

Indefinite number of Shares registered under Rule 24f-2 by filing of initial registration statement, effective January 7, 1987. Pursuant to paragraph (b)(1) of Rule 24f-2, Registrant filed on December 26, 1996 a Rule 24f-2 Notice for the fiscal year ended October 31, 1996.

                              THE TOCQUEVILLE TRUST
                       Registration Statement on Form N-1A
                              CROSS REFERENCE SHEET

Form N-1A
Item Number

Part A            Prospectus Caption
------            ------------------


1.                Cover Page
2.                Highlights; Fee Table
3.                *
4.                Organization and Description of Shares of the Trust;
                  Investment Objective, Policy and Risks; Additional
                  Investment Policies and Risk Considerations
5.(a)(b)(c)       Investment Advisor and Investment Advisory Agreement(s)
  (d)             Distribution Plans
  (e)             Custodian, Transfer Agent and Dividend Paying Agent
  (f)             Investment Advisor and Investment Advisory Agreement(s)
  (g)             Brokerage Allocation
5A                Performance Calculation
6.(a)             Organization and Description of Shares of the Trust
  (b)             Investment Advisor and Investment Advisory Agreement(s)
  (c)             Organization and Description of Shares of the Trust
  (d)             Purchase of Shares; Redemption of Shares
  (e)             Cover Page
  (f)(g)          Dividends, Distributions and Tax Matters
7.(a)(b)          Purchase of Shares
  (c)             Purchase of Shares
  (d)             Purchase of Shares
  (e)             *
  (f)             Distribution Plan
8.                Redemption of Shares
9.                *

Part B            Statement of Additional Information Caption
------            -------------------------------------------


10.               Cover Page
11.               Table of Contents
12.               *
13.               Investment Policies and Risks; Investment
                  Restrictions
14.               Management
15.               General Information

16.(a)(b)         Investment Advisor and Investment Advisory Agreements
   (c)            *
   (d)            *
   (e)            *
   (f)            Distribution Plans
   (g)            *
   (h)            See Prospectus
   (i)            *
17.(a)            Portfolio Transactions and Brokerage
   (b)            *
   (c)            Portfolio Transactions and Brokerage
   (d)            *
   (e)            *
18.               General Information
19.(a)            Purchase and Redemption of Shares
   (b)            Computation of Net Asset Value
   (c)            *
20.               Tax Matters
21.               Distribution Plans
22.               Performance Calculation
23.               Financial Statements

Part C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

----------

*  Not Applicable

                              THE TOCQUEVILLE TRUST

                      THE TOCQUEVILLE CALIFORNIA MUNI FUND
                 THE TOCQUEVILLE HIGH-YIELD MUNICIPAL BOND FUND
                       THE TOCQUEVILLE NEW YORK MUNI FUND
                   THE TOCQUEVILLE TAX-FREE MONEY MARKET FUND
              THE TOCQUEVILLE U.S. GOVERNMENT STRATEGIC INCOME FUND

         The Tocqueville Trust (the "Trust") is a Massachusetts business trust that currently consists of nine separate series (each, a "Fund," and collectively, the "Funds"). This prospectus relates to the following Funds only, which are open-end, management investment companies with the following investment objectives:

         THE TOCQUEVILLE CALIFORNIA MUNI FUND -- The Fund's investment objective is to provide investors with as high a level of income that is excluded from gross income for federal income tax purposes and exempt from California personal income tax as is consistent with the preservation of capital.

         THE TOCQUEVILLE HIGH-YIELD MUNICIPAL BOND FUND -- The Fund's investment objective is to provide a high level of current income exempt from federal income taxes through investment in a portfolio of lower quality municipal bonds (generally with maturities of twenty years or more). Although it is not entirely illustrative of lower quality municipal bonds, lower quality bonds are commonly referred to as "junk bonds."

         THE TOCQUEVILLE NEW YORK MUNI FUND -- The Fund's investment objective is to provide a high level of income that is excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes and is consistent with the preservation of capital.

         THE TOCQUEVILLE TAX-FREE MONEY MARKET FUND - The Fund's investment objective is to provide as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and liquidity. SHARES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

         THE TOCQUEVILLE U.S. GOVERNMENT STRATEGIC INCOME FUND - The Fund's investment objective is to provide high current income with minimum risk of principal and relative stability of net asset value.

         Tocqueville Asset Management L.P. provides each Fund with investment advisory and certain administrative services.

         This Prospectus sets forth concisely the information that a prospective investor should know before investing in shares of each Fund and should be read and retained for future reference. A Statement of Additional Information, dated _________, 1997, containing additional information about each Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained without charge by calling 1-800-697-3863 or writing the Trust at c/o Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
                                -----------------

         INVESTMENTS IN THE FUNDS ARE SUBJECT TO RISK -- INCLUDING POSSIBLE LOSS OF PRINCIPAL -- AND MAY FLUCTUATE IN VALUE. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY A BANK AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
   THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                -----------------

                 The date of this Prospectus is ________, 1997.




                                TABLE OF CONTENTS

                                                                         Page

Highlights.....................................................................
Fee Table......................................................................
Financial Highlights...........................................................
Investment Objective, Policies and Risks.......................................
Additional Investment Policies and Risk
  Considerations...............................................................
Investment Advisor and Investment
  Advisory Agreements..........................................................
Distribution Plans.............................................................
Administrative Services Agreements.............................................
Brokerage Allocation...........................................................
Purchase of Shares.............................................................
Initial Sales Charges..........................................................

Purchases at Net Asset Value...................................................
Reduced Initial Sales Charges..................................................
Methods of Payment.............................................................
Redemption of Shares...........................................................
Shareholder Privileges.........................................................
Dividends, Distributions and Tax Matters.......................................
Performance Calculation........................................................
Organization and Description of Shares of
  the Trust....................................................................
Custodian, Transfer Agent and Dividend
  Paying Agent.................................................................
Counsel and Independent Accountants............................................
Shareholder Inquiries..........................................................
Other Information..............................................................

                                -----------------

                                   HIGHLIGHTS

WHAT IS THE TOCQUEVILLE TRUST?

         The Tocqueville Trust is a business trust formed under the laws of The Commonwealth of Massachusetts. Each series is an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of each Fund may be purchased at a price equal to the next determined net asset value per share plus a sales charge, if applicable. As open-end investment companies, the Funds have an obligation to redeem their respective shares held by an investor at the net asset value of the shares next determined after receipt of a redemption request in proper form. (See "Organization and Description of Shares of the Trust.")

WHAT IS THE TOCQUEVILLE CALIFORNIA MUNI FUND AND HOW IS ITS INVESTMENT OBJECTIVE ACHIEVED?

         The Tocqueville California Muni Fund (the "California Fund") is an open-end, non-diversified management investment company whose investment objective is to provide investors with as high a level of income that is excluded from gross income for federal income tax purposes and exempt from California personal income tax as is consistent with the preservation of capital. The Fund will invest only in municipal bonds, municipal notes and municipal commercial paper which meet the Fund's specific quality criteria and which generate interest that is excluded for federal income tax purposes and exempt from California personal tax. (See "Investment Objective, Policies and Risks.")

WHAT IS THE TOCQUEVILLE HIGH-YIELD MUNICIPAL BOND FUND AND HOW IS ITS INVESTMENT OBJECTIVE ACHIEVED?

         The Tocqueville High-Yield Municipal Bond (the "High-Yield Fund") is an open-end, non-diversified management investment company whose investment objective is to provide a high level of current income exempt from federal income taxes through investment in a portfolio of lower quality municipal bonds (generally with maturities of twenty years or more). Under normal circumstances, the Fund will invest at least 80% of its assets in debt securities issued by, or on behalf of, states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income taxes (municipal bonds). (See "Investment Objective, Policies and Risks.")

WHAT IS THE TOCQUEVILLE NEW YORK MUNI FUND AND HOW IS ITS INVESTMENT OBJECTIVE ACHIEVED?

         The Tocqueville New York Muni Fund (the "New York Fund") is an open-end, non-diversified management investment company which seeks to provide a high level of income that is excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes and is consistent with the preservation of capital. Under normal market conditions, at least 80% of the Fund's assets will be invested in securities that are free from federal, New York State and New York City income taxes. (See "Investment Objective, Policies and Risks.")

WHAT IS THE TOCQUEVILLE TAX-FREE MONEY MARKET FUND AND HOW IS ITS INVESTMENT OBJECTIVE ACHIEVED?

         The Tocqueville Tax-Free Money Market Fund (the "Money Market Fund") is an open-end, non-diversified management investment company whose investment objective is to provide as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and liquidity. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in a managed portfolio of high-quality debt securities, including bonds other than private activity bonds issued after August 7, 1986, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from federal income tax (municipal bonds). (See "Investment Objective, Policies and Risks.")

WHAT IS THE TOCQUEVILLE U.S. GOVERNMENT STRATEGIC INCOME FUND AND HOW IS ITS INVESTMENT OBJECTIVE ACHIEVED?

         The Tocqueville U.S. Government Strategic Income Fund (the "Government Fund") is an open-end, diversified management investment company whose investment objective is to provide high current income with minimum risk of principal and relative stability of net asset value. The Fund will invest in a portfolio of Government Securities with high current yields. The Fund seeks to offer a higher yield than a money market fund and less fluctuation in net asset value than a longer-term bond fund. The Fund, however, is not a money market fund and its net asset value will fluctuate. (See "Investment Objective, Policies and Risks.")

WHO MANAGES THE FUNDS?

         Tocqueville Asset Management L.P. (the "Investment Advisor") serves as each Fund's investment advisor pursuant to an Investment Advisory Agreement. Under the terms of each Agreement, the Investment Advisor supervises all aspects of a Fund's operations and provides investment advisory services. As compensation, the Investment Advisor receives a fee based on each Fund's average daily net assets. The Investment Advisor also is engaged in the business of acting as investment advisor to four other open-end management investment companies offered pursuant to a separate prospectus and to private accounts with combined assets of more than $875 million. (See "Investment Advisor and Investment Advisory Agreements.")

DISTRIBUTION PLANS

         Each Fund has adopted a distribution plan, pursuant to Rule 12b-1 of the 1940 Act, that allows a Fund to incur distribution expenses related to the sale of its shares of up to 0.50% per annum of the Fund's average daily net assets. (See "Distribution Plans").

SPECIAL RISK CONSIDERATIONS

         An investor should be aware that there are risks associated with certain investment techniques and strategies employed by the Funds, including those relating to investments in variable rate bonds, zero coupon bonds, inverse floating rate obligations, two-tiered index floating rate bonds and lower quality municipal obligations, and there can be no assurance that the investment objectives of the Funds will be achieved. In addition, the Funds may employ various investment strategies and techniques which are designed to enhance income and liquidity or attempt to hedge against market fluctuation and risk, such as buying and selling financial futures contracts, using options to purchase or sell such contracts, using options to purchase or sell debt securities, and writing covered call options and cash-secured puts. Such strategies involve certain additional risks. Moreover, there are additional risk considerations associated with certain other investment policies of, and strategies employed by, the New York and California Funds, such as those relating to the New York Fund's concentration of investments in New York issuers and the California Fund's concentration of investment in California issuers.

                                                     FEE TABLE




                                                 CALIFORNIA        HIGH-YIELD          NEW YORK         MONEY       GOVERNMENT
                                                    FUND              FUND               FUND        MARKET FUND      FUND
                                                    ----              ----               ----        -----------      ----

SHAREHOLDER TRANSACTION EXPENSES:

         Maximum Sales Load on Purchases.....      4.00%             4.00%              4.00%           None          4.00%

         Maximum Sales Load Imposed on
           Reinvested Dividends..............       None              None               None           None          None

         Maximum Deferred Sales Load.........       None              None               None           None          None
         Redemption Fee*.....................       None              None               None           None          None
         Exchange Fee**......................       None              None               None           None          None


ANNUAL FUND OPERATING EXPENSES:
         (as a % of average net assets)

         Management Fee......................           .50%             .80%                .50%          .50%          .75%

         12b-1 Fee(1)........................           .50%             .50%                .50%          .50%          .50%

         Other Expenses (after fee waivers)..          1.78%            5.18%                .77%          .54%         2.11%
                                                       -----            -----                ----         -----         -----

Total Operating Expenses  (after fee waivers)          2.78%            6.48%               1.77%         1.54%         3.36%



----------------------------
* The transfer agent charges a $12 service for each payment of redemption proceeds made by wire.
**   The transfer agent charges a $5 fee for each telephone redemption.

(1) As a result of distribution fees, a long-term shareholder in the Funds may pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of the National Association of Securities Dealers, Inc.
(2) The Investment Advisor has voluntarily undertaken to waive fees and/or reimburse expenses so that the Funds' expense ratios (excluding interest, incremental professional fees, incremental directors'/trustees' expenses and other extraordinary expenses) will not exceed 3.36% for the Government Fund, 6.48% for the High-Yield Fund, 1.54% for the Money Market Fund, 2.78% for the California Fund and 1.77% for the New York Fund for a period of two years.
* The Transfer Agent charges a $12 service fee for each payment of redemption proceeds made by wire.
**   The Transfer Agent charges a $5 fee for each telephone exchange.

EXAMPLE: You would pay the following  expenses on a $1000  investment,  assuming
         (1) 5% annual return and (2) redemption at the end of each time period.


                               1 YEAR       3 YEARS      5 YEARS      10 YEARS
                               ------       -------      -------      --------

California Fund

High-Yield Fund

New York Fund

Money Market Fund

Government Fund

         The purpose of the expense summary provided above is to assist investors in understanding the various costs and expenses that a shareholder in a Fund will bear directly or indirectly. The "Annual Fund Operating Expenses" summary shows the management fee, Rule 12b-1 fee, and other operating expenses expected to be incurred by each Fund during the current fiscal year. The
"Example" set forth above assumes all dividends and other distributions are reinvested and that the percentages under "Annual Fund Operating Expenses" remain the same in the years shown.

         These examples should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown.


                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

         Each Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of its outstanding voting securities (as defined in the Statement of Additional Information). There can be no assurance that a Fund will achieve its investment objective.

THE TOCQUEVILLE CALIFORNIA MUNI FUND

         The investment objective of the California Fund is to provide as high a level of income that is excluded from gross income for federal income tax purposes and exempt from California personal income tax as is consistent with the preservation of capital. To achieve this objective, the Fund invests only in municipal bonds, municipal notes and municipal commercial paper (hereinafter collectively referred to as "municipal obligations") which generate interest that is, in the opinion of counsel to the issuer, excluded for federal income tax purposes and exempt from California personal income tax, and which meet the following quality criteria.

         With respect to municipal bonds, the Fund will only invest in those issues which are rated within the four highest quality grades as determined by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps, Inc. ("Duff"), or which, if unrated, are judged by the Investment Advisor to be of comparable quality. With respect to municipal notes and municipal commercial paper, the Fund will only invest in those issues which are rated within the three highest quality grades as determined by Moody's for municipal notes, or within the three highest quality grades as determined by Moody's or S&P for municipal commercial paper or which, if unrated, are (i) obligations of issuers having an issue of bonds rated within the four highest quality grades as determined by Moody's, S&P, Fitch or Duff or (ii) guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. There can be no assurance that the Fund's objective will be achieved. The Fund's ability to achieve its objective is subject to the continuing ability of the issuers of municipal obligations to meet their principal and interest payments, and is further subject to fluctuations in interest rates as well as other factors.

         While the municipal obligations in which the Fund may invest are generally deemed to have adequate to very strong protection of principal and interest, certain of the obligations rated within the lowest of the quality grades described above (i.e., those rated by Moody's as Baa for municipal bonds, MIG-3 for municipal notes and Prime-3 for municipal commercial paper, or those rated by S&P, Fitch or Duff as BBB for municipal bonds, or those rated by S&P as A-3 for municipal commercial paper) may have speculative characteristics as well. For example, obligations rated Baa by Moody's have been determined by Moody's to be neither highly protected nor poorly secured, and although interest payments and principal security appear adequate for the present, certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Similarly, obligations rated BBB by S&P, Fitch or Duff are regarded by S&P, Fitch and Duff as having adequate capacity to pay interest and repay principal, and while such obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for obligations in this category than in higher rated categories.

         Special Considerations. [TO BE UPDATED] Because the Fund intends to limit its investments to municipal obligations which generate interest that is excluded for federal income tax purposes and exempt from California personal income tax, you should carefully consider the special risks inherent in the investment of municipal obligations of California issuers. Between October 1991 and July 1994 the State of California's bond rating were lowered from AAA to A by S&P, from AAA to A by Fitch and from Aaa to A1 by Moody's. From mid-1990 to late 1993, California experienced its deepest recession since the 1930's. As a consequence of large budget imbalances, the State of California has depleted its available cash resources and has had to use a series of external borrowings to meet its cash needs. Risks also result from certain amendments to the California Constitution and other statues that limit the taxing and spending authority of California governmental entities, as well as from the general financial conditions of the State of California. These circumstances may have the effect of impairing the ability of California issuers to pay interest on, or repay the principal of, their municipal obligations. A more detailed discussion of this subject in contained in the Fund's Statement of Additional Information. If in the future an adequate supply of municipal obligations of California issuers ceased to be available, the Trust's Board of Trustees would consider recommending alternatives, to shareholders, such as changing the Fund's investment objective or liquidating the Fund. The Investment Advisor does not believe that the current economic conditions in California will have a significant adverse effect on the Fund's ability to invest in municipal obligations.]

         Because the Fund intends to be as fully invested as practicable in municipal obligations of California issuers and will not invest in taxable obligations, there may be occasions when the Fund may hold cash that is not earning income. In addition, there may be occasions when in order to raise cash to meet redemptions, the Fund might be required to sell securities at a loss.

         The Fund's portfolio is non-diversified (see "Dividends, Distributions and Tax Matters") and may have greater risk than a diversified portfolio.

THE TOCQUEVILLE HIGH-YIELD MUNICIPAL BOND FUND

         The investment objective of the High-Yield Fund is to provide a high level of current income exempt from federal income taxes through the investment in a portfolio of lower quality municipal bonds. Under normal circumstances, the Fund invests at least 80% of its assets in debt securities issued by, or on behalf of, states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, or instrumentalities, the interest on which is exempt from federal income tax
(municipal bonds). As a temporary defensive measure, the Fund may invest up to 50% of its assets in short-term taxable investments. (See "Temporary Investments").

         The Fund invests at least 65% of its assets in the lower quality, high-yield municipal bonds that are rated BBB or lower by S&P or Baa or lower by Moody's or are unrated but judged by the Fund's investment adviser to be of at least comparable quality. The Fund may not invest any of its assets in municipal bonds that are not currently paying income or in municipal bonds that are rated lower than C by S&P or Moody's. There is no limit on the percentage of its assets that the Fund may invest in unrated securities that would otherwise qualify for purchase by the Fund. Although the Fund invests its assets predominantly in the lower quality municipal bonds described above due to the higher yield they provide, the Fund may under certain conditions invest in higher quality securities. For example, certain securities with higher risk characteristics that the Fund invests in, such as inverse floaters and previously non-rated zero coupon bonds that have been escrowed with government securities, may have relatively high credit ratings, but still may have higher risk characteristics that make them appropriate for high yield investors.

         Special Considerations. The lower quality municipal bonds that comprise a majority of the Fund's investments generally produce a higher current yield than do municipal bonds of higher ratings. These municipal bonds, however, are considered speculative because they involve greater price volatility and risk than do higher rated securities and yields on these bonds will tend to fluctuate over time. Although the market value of all fixed-income securities varies as a result of changes in prevailing interest rates (e.g., when interest rates rise, the market value of fixed-income securities can be expected to decline), values of lower rated securities tend to react differently than the values of higher rated securities. The prices of lower rated securities are less sensitive to changes in interest rates than higher rated securities. Conversely, lower rated municipal bonds also involve a greater risk of default by the issuer in the payment of principal and income and are more sensitive to economic downturns and recessions than higher rated securities. The financial stress resulting from an economic downturn could have a greater negative effect on the ability of issuers of lower rated municipal bonds to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. In the event of an issuer's default in payment of principal or interest on such securities, or any other securities in the Fund's portfolio, the net asset value of the Fund will be negatively affected. Moreover, as the market for lower rated municipal bonds is a relatively new one which has not yet been tested in a recession, a severe economic downturn might increase the number of defaults, thereby adversely affecting the value of all outstanding lower rated municipal bonds and disrupting the market for such bonds. Securities purchased by the Fund as part of an initial underwriting present an additional risk due to their lack of market history. These risks are exacerbated with respect to municipal bonds rated CCC or lower by S&P or Caa or lower by Moody's. Unrated securities generally carry the same risks as do lower rated securities.

         The Fund may invest in lower rated municipal bonds that are structured as zero coupon or pay-in-kind bonds. Such bonds may be more speculative and subject to greater fluctuation in value due to changes in interest rates than lower rated, income-bearing municipal bond. In addition, zero coupon and pay-in-kind bonds are also subject to the risk that in the event of a default, a fund may realize no return on its investment, because these bonds do not pay cash interest. Zero coupon, or deferred interest, securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. Holders of zero coupon securities are considered to receive each year the portion of the original issue discount on such securities that accrues that year (and, in the case of a taxable zero coupon security, must include such amount in gross income), even though the holders receive no cash payments during the year. Consequently, as a fund is accruing original issue discount on these securities (whether taxable or tax-exempt) prior to the receipt of cash payment it is still subject to the requirement that it distribute substantially all of its income (including tax-exempt income) to its shareholders in order to qualify as a "regulated investment company" under applicable tax law. Therefore, such fund may have to dispose of its portfolio securities under disadvantageous circumstances or leverage itself by borrowing to generate the cash necessary to satisfy its distribution requirements.

         Lower rated municipal bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of lower rated municipal bonds tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many lower rated municipal bonds may not be as liquid as Treasury and investment grade bonds. The ability of the Fund to sell lower rated municipal bonds will be adversely affected to the extent that such bonds are thinly traded or illiquid. Moreover, the ability of the Fund to value lower rated municipal bonds becomes more difficult, and judgment plays greater role in valuation, as there is less reliable, objective data available with respect to such bonds that are thinly traded or illiquid.

         Because investors may perceive that there are greater risks associated with the medium to lower rated municipal bonds of the type in which the Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for securities with a higher rating. Changes in perception of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner in the lower quality segments of the municipal bond market then do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

         The general legislative environment has included discussions and legislative proposals relating to the tax treatment of high-yield municipal bonds. Any or a combination of such proposals, if enacted into law, could negatively affect the value of the high-yield municipal bonds in the Fund's portfolio. The likelihood of any such legislation is uncertain.

         The Fund normally purchases long-term municipal bonds with maturities of 20 years or greater because such municipal bonds generally produce higher yields than short-term municipal bonds. Although the market value of all fixed-income securities generally varies inversely with changes in interest rates, long-term securities are more exposed to this variation than short-term securities and thus more likely to cause some instability in the Fund's share price. The Fund reserves the right to vary the average maturity of securities it holds.

         A large portion of the Fund's assets may be invested in municipal bonds whose interest payments are derived from revenues from similar projects or whose issuers share the same geographic location. Consequently, the asset value and performance of the Fund may be more susceptible to certain economic, political, or regulatory developments than if the Fund had a more diversified portfolio of investments.

         Through credit analysis and portfolio diversification, investment risk can be reduced; however, there can be no assurances that losses will not occur. For a general discussion of municipal bonds, see the Appendix included at the end of the Statement of Additional Information. For the ratings of S&P and Moody's for municipal bonds, see Appendix A to this Prospectus.

THE TOCQUEVILLE NEW YORK MUNI FUND

         The New York Fund's investment objective is to provide a high level of income that is excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes and is consistent with the preservation of capital. Under normal market conditions, at least 80% of the Fund's assets will be invested in securities that are free from Federal, New York State and New York City income taxes.

         The Fund attempts to achieve its objective by investing substantially all (at least 80%) of its total assets in municipal obligations which are rated within the four highest quality grades for bonds as determined by Moody's, S&P, Fitch or Duff or within the three highest quality grades for municipal notes as determined by Moody's, S&P, Fitch or Duff or, if unrated, are judged by the Investment Advisor to be of comparable quality, and which are issued by the State of New York, its political subdivisions, and its other duly constituted authorities and corporations, the interest from which, in the opinion of counsel to the issuer, is totally excluded from gross income for federal income tax purposes, does not constitute a preference item and, therefore, will not be subject to the federal alternative minimum tax on individuals and is exempt from New York State and New York City personal income taxes. At least 65% of the value of the Fund's net assets (except when maintaining a temporary defensive position) will be invested in New York municipal obligations. There can be no assurance that the Fund's objective will be achieved. The Fund's ability to achieve its objective is subject to the continuing ability of the issuers of municipal obligations to meet their principal and interest payments, and is further subject to fluctuations in interest rates as well as other factors.

         While the municipal obligations in which the Fund may invest are generally deemed to have adequate to very strong protection of principal and interest, those rated within the lowest of the quality grades described above are considered medium-grade obligations which have speculative characteristics as well. For example, obligations rated Baa by Moody's have been determined by Moody's to be neither highly protected nor poorly secured, and although interest payments and principal security appear adequate for the present, certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Similarly, obligations rated BBB by S&P, Fitch or Duff are regarded by S&P, Fitch and Duff as having adequate capacity to pay interest and repay principal, and while such obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for obligations in this category than in higher rated categories.

         Although the Fund intends to invest primarily in higher quality municipal obligations as described above, up to 10% of its total assets may be invested in municipal obligations rated lower than Baa by Moody's or BBB by S&P, Fitch or Duff and as low as Caa by Moody's or CC by S&P, Fitch or Duff, or if unrated, are judged by the Investment Advisor to be of comparable quality. Investments rated Ba or lower by Moody's and BB or lower by S&P, Fitch or Duff normally provide higher yields, but involve greater risk because of their speculative characteristics and are commonly referred to as "junk bonds." (See "Additional Investment Policies and Risk Considerations--Special Risk Factors Relating to Lower Rated Securities.")

         Once the rating of a portfolio security or the quality determination ascribed by the Investment Advisor to an unrated portfolio security has been downgraded, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security, but in no event will the Fund retain such securities if it would cause the Fund to have 20% of the value of its total assets invested in securities rated lower than Baa by Moody's or BBB by S&P, Fitch or Duff, or if unrated, are judged by the Investment Advisor to be of comparable quality. The purchase of unrated securities is subject to guidelines that may be set for the Investment Advisor from time to time by the Trust's Board of Trustees. A description of the ratings of municipal obligations as determined by Moody's, S&P, Fitch and Duff is included in the Statement of Additional Information. (See the Appendix to this Prospectus for a summary of the Fund's asset composition, based on the monthly weighted average of credit ratings of its portfolio securities.)

         The Fund invests in municipal obligations that have remaining maturities ranging from short-term maturities (less than one year) to long-term maturities (in excess of fifteen years). Depending on market conditions, the Fund attempts to achieve a favorable tradeoff between longer maturities that have higher income as opposed to shorter maturities with relatively less income. Because the Fund may purchase bonds that mature in more than one year, invests in inverse floating variable rate bonds, assumes some credit risk and does not have a stable net asset value (the value of its shares fluctuates), it is not a money market fund. The longer the maturity of a municipal obligation, the greater the impact of fluctuating interest rates on the market value of the instrument. In periods of rising interest rates, the market value of municipal obligations generally declines in order to bring the current yield in line with prevailing interest rates. Conversely, in periods of declining interest rates, the market value of municipal obligations generally rises. Although fluctuating interest rates affect the market value of all municipal obligations, short-term obligations are generally less sensitive to such factors than long-term obligations. During periods of rapidly rising interest rates, the Fund may adopt various corrective measures (i.e., shortening the average length of maturities of portfolio securities, raising the overall quality of portfolio investments) in order to minimize the effect of such rates on per share net asset value during such periods.

         Many of the Fund's portfolio securities will be obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other portfolio securities (e.g., securities the interest on which is paid from revenues of similar types of projects). As a result, the Fund's portfolio may be subject to greater risk as compared to a portfolio composed of more varied obligations or issuers. Furthermore, the relatively high degree of similarities among the issuers of obligations in the Fund's portfolio may result in a greater degree of fluctuation in the market value of the portfolio. To offset such fluctuations, the Investment Advisor will attempt to adopt a temporary defensive posture during periods of economic difficulty affecting either the economy as a whole or, more specifically, individual issuers involved in the Fund's portfolio. Such practice may include, among other modifications, reducing or eliminating holdings in securities of issuers such as state and local governments which the Fund believes may be adversely affected by changing economic conditions or political events, shortening average maturity and/or upgrading the average quality of the Fund's portfolio. These defensive measures may have the effect of reducing the income to the Fund from the portfolio. Moreover, notwithstanding the imposition of such measures, the Investment Advisor may not be able to foresee developments in the economy sufficiently in advance to avoid significant declines in market value. To the extent that the Fund is in a temporary defensive posture, the Fund's objective may not be achieved.

         Special Considerations. [TO BE UPDATED.] You should carefully consider the special risks inherent in the Fund's investment in municipal obligations of New York issuers. These risks result from the financial condition of New York State and certain of its public bodies and municipalities, including New York City. Beginning in early 1975, New York State (the "State"), New York City (the "City") and other entities faced serious financial difficulties which jeopardized the credit standing and impaired the borrowing abilities of such entities and contributed to high interest rates on, and lower market prices for, debt obligations issued by them. A recurrence of such financial difficulties, as may be currently developing, or a failure of certain financial recovery programs related thereto could result in defaults or declines in the market values of various municipal obligations in which the Fund may invest. If there should be a default or other financial crisis relating to the State, the City, a State or City agency, or other municipality, the market value and marketability of outstanding municipal obligations of New York issuers in the Fund's portfolio and the interest income to the Fund could be adversely affected. In addition, the effects of actual and proposed changes in Federal and State tax laws, as well as the significant slowdown in the New York and regional economy, have added substantial uncertainty to estimates of the State's tax revenues, which resulted in the State's overestimate of General Fund tax receipts in the 1992 fiscal year by $575 million. The 1992 fiscal year was the fourth consecutive year in which the State incurred a cash-basis operating deficit in the General Fund and issued deficit notes. The State's 1992-93 fiscal year, however, was characterized by national and regional economies that performed better than projected in April 1992. National gross domestic product, State personal income, and employment and unemployment in the State were estimated to have performed better than originally projected in April 1992. After reflecting a 1992-93 year-end deposit to the refund reserve account of $671 million, reported 1992-93 General Fund receipts were $45 million higher than originally projected in April 1992. If not for that year-end transaction, General Fund receipts would have been $716 million higher than originally projected. The State completed the 1994 fiscal year with an operating surplus of $914 million. The State reported a General Fund operating deficit of $1.426 billion for the 1995 fiscal year. There can be no assurance that the State will not face substantial potential budget gaps in future years. In 1990, Moody's and S&P lowered their ratings of the State's general obligation debt from A-1 to and AA- to A, respectively. In addition, Moody's and S&P lowered their rating of New York's short-term notes from MIG-1 to MIG-2 and from SP-1+ to SP-1, respectively. The rating changes reflected the rating agencies' concerns about the State's financial condition, its heavy debt load and economic uncertainties in the region. In February 1991, Moody's lowered its rating on New York City's general obligation bonds from A to Baa1 and in July 1995, S&P lowered its rating on such bonds from A- to BBB+. On April 29, 1991, S&P downgraded the City's general obligation revenue anticipation notes from SP-1 to SP-2, citing a budget impasse at the State level that would leave the City at risk if the State was unable to forward promised State aid before the end of the City's fiscal year June 30. On January 6, 1992, Moody's lowered the ratings on certain appropriation-backed debt of New York State and its agencies from A to Baa1. On January 13, 1992, S&P lowered from A to A\'96 the ratings of New York State general obligation bonds. The ratings of various agency debt, State moral obligations, contractual obligations, lease purchase obligations and State guarantees also were lowered. A complete discussion of the risks associated with investments in obligations of New York issuers is contained in the Statement of Additional Information.

         A number of pending court actions have been brought against or involve the State, its agencies, or other municipal subdivisions of the State, which actions relate to financing, the use of tax or other revenues for the payment of obligations and claims that would require additional public expenditures. Adverse decisions in such cases could require extraordinary appropriations or expenditure reductions or both and might have a materially adverse effect on the financial condition of the State and its agencies and municipal subdivisions. Any such adverse effect could affect, to some extent, all municipal securities issued by the State, its agencies, or municipal subdivisions.

         To the extent that State agencies and local governments seek special State assistance, the ability of the State to pay its obligations as they become due or to obtain additional financing could be adversely affected, and the marketability of notes and bonds issued by the State, its agencies, and other governmental entities may be impaired.

THE TOCQUEVILLE TAX-FREE MONEY MARKET FUND

         The investment objective of the Money Market Fund is to provide as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and liquidity. The Fund will seek to achieve its objective by investing, under normal circumstances, at least 80% of its assets in a managed portfolio of high-quality debt securities, including bonds other than private activity bonds issued after August 7, 1986, issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities, the interest from which is exempt from federal income tax (municipal bonds). As a defensive measure under certain market conditions, the Fund may invest up to 50% of its assets in short-term taxable investments. (See "Temporary Investments").

         The Fund invests only in U.S. dollar- denominated securities which are rated in one of the two highest rating categories for debt obligations by S&P and Moody's, two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the board of trustees of the Fund.

         Under normal market circumstances the Fund will invest at least 80% of its assets in high-quality municipal bonds rated AA, SP-1, or higher by S&P or MIG-1 or Prime-1 by Moody's or are unrated but judged by the Investment Adviser to be of at least comparable quality in accordance with procedures established by the Board of Trustees of the Trust. At least 80% of the Fund's assets will be invested in obligations with remaining maturities of 13 months or less. Accordingly, the securities in which the Fund will invest may not yield as high a level of current income as longer term or lower grade securities that generally have less liquidity and greater fluctuation in value.

         Investments in rated securities not rated in the highest category by these two NRSROs (or one NRSRO if the instrument was rated by only one such organization), and unrated securities not determined by the Investment Advisor, in accordance with procedures established by the Board of Trustees, to be comparable to those rated in the highest category, will be limited to 5% of the Fund's total assets, with the investment in any such issuer being limited to not more than the greater of 1% of the Fund's total assets or $1 million. The Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation.

         Municipal bonds include debt obligations issued to obtain funds for various public purposes, including construction of public facilities, repayment of outstanding obligations, and payment of general operating expenses. The Fund will hold two categories of municipal bonds: general obligation bonds, which are backed by the faith, credit, and taxing power of the issuing municipality and considered to be the safest type of municipal bond; and revenue bonds, which are backed by the revenues of a specific project or facility or in some cases, by the proceeds of special excise taxes, user fees, or other specific revenue sources. Certain revenue bonds may be issued to obtain funding for privately operated facilities. These bonds, known as private activity bonds, are backed by the credit and security of a private user and therefore have more potential risk.

         Special Considerations. The Money Market Series provides investors with the ability to purchase securities exempt from federal income tax in large denominations and to achieve diversification of both investments and maturity schedule. However, these advantages may be substantially reduced or eliminated during periods when interest rates in general are declining or interest rates on the Money Market Series' municipal bonds are lower than interest rates on municipal bonds with maturities greater than those of the Money Market Series.

         The high-quality municipal bonds in which the Money Market Series will invest may not offer so high a yield as may be achieved from lower quality instruments having less liquidity and greater fluctuation in value.

         The ability of the Money Market Series to achieve its investment objective depends partially on prompt payment by issuers of the interest on, and principal of, municipal bonds held by the Money Market Series. A moratorium, default, or other failure to pay interest or principal when due on any municipal bond, in addition to affecting the market value and liquidity of that particular security, could affect the market value and liquidity of other municipal bonds held by the Money Market Series. The market for municipal bonds is smaller than the market for taxable money market securities and can be temporarily affected by large purchases and sales, including those by the Money Market Series.

         Because the Money Market Series will invest in municipal bonds maturing in not more than one year, portfolio turnover will be high. In addition, the Money Market Series will attempt to increase yields by trading securities to take advantage of short-term interest rate disparities. Because a high turnover rate increases transaction costs and the possibility of taxable short-term gains, the Money Market Series will carefully weigh the added cost of short-term investments against anticipated gains. If the Money Market Series disposes of a municipal bond prior to maturity, it may realize a loss or a gain. The value of the Money Market Series will generally vary inversely with the movement of interest rates.

THE TOCQUEVILLE U.S. GOVERNMENT STRATEGIC INCOME FUND

         The investment objective of the Government Fund is to provide high current income with minimum risk of principal and relative stability of net asset value. In seeking its objective, the Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively "Government Securities"). Government Securities in which the Fund may invest include: Direct obligations of the U.S. Treasury, such as U.S. Treasury bills, certificates of indebtedness, notes and bonds ("Direct Obligations"); and obligations of U.S. Government agencies or instrumentalities, such as Federal Home Loan Banks, Farmers Home Administration, Federal Farm Credit Banks, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Resolution Funding Corp. ("RFCO"), Financing Corp. ("FICO") and Federal Home Loan Mortgage Association ("FHLMC") (hereinafter collectively referred to as "Agencies").

         The Government Securities which the Fund may buy are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. While the U.S. Government provides financial support to such agencies and instrumentalities, no assurance can be given that it will always do so, since it is not obligated by law. The Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal. Some of these obligations, such as GNMA mortgage-backed securities and obligations of the Farmers Home Administration which represent part ownership in a pool of mortgage loans, are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers Home Administration are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farmers Home Administration, Federal Farm Credit Banks, FNMA, RFCO, FICO and FHLMC are backed by the credit of the agency or instrumentality issuing the obligations.

         The Fund intends to minimize the risk of principal and provide relative stability of net asset value by the use of hedging techniques. Such hedging techniques will have the effect of limiting the average weighted duration of the Fund's investment portfolio. Duration is expressed in years and is that point in time representing the half-life of the present value of all cash flows expected from a bond over its life (from coupon payments, sinking fund, if any, principal at maturity, etc.). Duration provides a yardstick to bond price volatility with respect to changes in rates. As maturity lengthens or as the coupon rate or yield-to-maturity is reduced, volatility increases. Duration captures all three factors and expresses them in a single number. The Fund may engage in certain options and futures transactions only as a defensive measure (i.e., as a hedge and not for speculation) to improve the Fund's liquidity and stabilize the value of its portfolio. The Fund is not a money market fund and cannot guarantee that its share price will not fluctuate. Unlike bank deposits and certificates of deposit, the Fund does not offer a fixed rate of return or provide the same stability of principal. The value of your shares when you redeem them may be more or less than your original cost.

         The Fund may invest in repurchase agreements, cash or money market instruments or such other high quality debt instruments as is consistent with its investment objective. In addition, the Fund is authorized for the purpose of increasing its return or hedging its interest rate exposure, to engage in any one or more of the specialized investment techniques and strategies described below under the caption "Additional Investment Policies and Risk Considerations."

         Special Considerations. Securities issued by the U.S. Government differ with respect to maturity and modality of payment. The two types of payment modes are coupon paying and capital appreciation. Coupon paying bonds and notes pay a periodic interest payment, usually semi-annually, and a final principal payment at maturity. Capital appreciation bonds and Treasury bills accrue a daily amount of interest income, and pay a stated face amount at maturity. Most U.S. Government capital appreciation bonds were created as a result of the separation of coupon paying bonds into distinct securities representing the periodic coupon payments and the final principal payment. This is referred to as "stripping". The separate securities representing a specific payment to be made by the U.S. Government on a specific date are also called "zero coupon" bonds. Current Federal tax law requires the Fund daily to accrue as income a portion of the original issue discount at which each zero coupon bond was purchased. Amortization of this discount has the effect of increasing the Fund's income, although it receives no actual cash payments. The Fund distributes this income to its shareholders as income dividends and such income is reflected in the Fund's quoted yield. See below for additional discussion concerning the effects of the amortization of the discount.

         The U.S. Government facilitates the "stripping" of coupon bonds by providing for the periodic coupon payments and the principal payment to be kept separate in the Federal Reserve and Treasury bookkeeping systems, and allows stripped bonds to be reconstituted into coupon bonds by delivering all of the securities representing the coupons and principal payment to the system.

         Since the value of debt securities owned by the Fund will fluctuate depending upon market factors and generally inversely with prevailing interest rate levels, the net asset value of the Fund will fluctuate. The Fund is not limited as to the maturities of the securities in which it may invest. Debt securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than debt securities with shorter maturities. The potential for such fluctuation may be reduced, however, to the extent that the Fund engages in hedging techniques.

         It should be noted that there are several methods of calculating the duration of a security or portfolio of securities. These methods may yield different results. The Fund may apply different hedging techniques resulting in different outcomes depending on what duration is calculated. Any one method of calculating a security's duration will in turn give different results as interest rates change and the market value of the security changes. The duration equivalent of derivatives such as bond futures contracts and options futures contracts used by the Fund (see "Additional Investment Policies and Risk Considerations -- Futures Contracts and Options on Futures Contracts") can vary significantly with changes in interest rates and market prices. Such variation can significantly affect the result of a portfolio duration calculation. For example: the Investment Advisor might use one set of assumptions and method of calculating duration that would indicate that the weighted average portfolio duration of the Fund was three years at a particular point in time, while other assumptions and/or methodology could indicate a substantially greater duration implying different steps to be taken by the Investment Advisor. (See "Basis Risk" and "Risks of Writing Options.") Certain U.S. Government securities such as Collateralized Mortgage Obligations ("CMOs") have cash flows which can vary according to the rates of principal payments (including prepayments) on the related underlying mortgage assets. The coupon and therefore the cash flows of CMOs can also vary either directly or inversely according to moves of an applicable index such as LIBOR, or a multiple of the applicable index. Since the cash flows associated with CMOs can vary with principal payment speeds and changes in the applicable index, the calculation of duration of a CMO depends on the assumptions for future values of the index and/or speeds of principal payments. A particular assumption by the Investment Advisor concerning future interest rates and prepayment rates may cause it to calculate duration or employ a method to calculate duration that would result in a significantly different amount of futures and options being used for hedging purposes, than would be the case if other assumptions concerning future interest rates were employed. (See "U.S. Government Guaranteed Mortgage-Related Securities and the Risk Factors Relating to such Investments.")

         The Fund's investment policies and strategies described above and elsewhere involve risks which may not be incurred by other mutual funds which do not follow these policies or employ these strategies. Specifically, there may be other mutual funds which attempt to minimize fluctuations in net asset value by limiting the maturities of their portfolio securities, by not using leverage and not engaging in futures and options transactions. The policies and strategies employed by the Fund, including the various uncertainties associated with the various methods and assumptions required for the calculation of portfolio duration, may cause a decline in the Fund's net asset value greater than that of other mutual funds in response to an unanticipated change in prevailing interest rates.

         At any given time, there is a relationship between the yield of a U.S. Government obligation and its maturity. This is called the "yield curve." Since U.S. Government debt securities are assumed to have negligible credit risk, the main determinant of yield differential between individual securities is maturity. When the yield curve is such that longer maturities correspond to higher yields, the yield curve has a positive slope and is referred to as a "normal" yield curve. At certain times shorter maturities have higher yields and the yield curve is said to be "inverted." Even when the yield curve is "normal" (i.e., has a positive slope), the relationship between yield and maturity for some U.S. Government strip securities is such that yields increase with maturity up to some point and then, after peaking, decline so that the longest maturities are not the highest yielding. This is called a "humped" curve. The highest yielding point on the yield curve for such securities is referred to as the "strippers hump."

         Zero coupon Treasury securities do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year. As an investment company, the Fund must pay out substantially all of its net investment income each year. Accordingly, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions will be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

         Certain securities that may be purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly (inverse floaters) based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates. For example, the Fund may invest in two-tiered index floating rate bonds ("TTIBs"). The term two-tiered refers to the two coupon levels that a TTIB bond's coupon can reset to. The "first tier" is the TTIB's fixed rate coupon, effective as long as the underlying index is at or below the strike level. Above the strike, the TTIB coupon resets to a formula similar to an inverse floating rate note (see below for a discussion of the risk considerations which may be associated with investing in inverse floating rate notes). This floating rate coupon is referred to as the "second tier". The TTIB is designed for investors who believe that the underlying index will stay at current levels or will increase up to the strike level over the life of the security.

         It should be noted that ratings are general and not absolute standards of quality or guarantees of the creditworthiness of an issuer. Subsequent to its purchase by a Fund, an issue may cease to be rated or the rating may be reduced. Such an event would not require the Fund to dispose of the issue, but the Investment Advisor would consider such an event in determining whether the Fund should continue to hold the issue in its portfolio. (See "Special Considerations-Special Risk Factors Relating to Lower Rated Securities, Zero Coupon Bonds and Pay-in-Kind Bonds" for a discussion on downgraded securities that are retained by the Fund.) The purchase of unrated securities is subject to guidelines that may be set for the Investment Advisor from time to time by the Trust's Board of Trustees. A description of the ratings of municipal obligations as determined by Moody's, S&P, Fitch and Duff is included in the Statement of Additional Information.

             ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS

         The following investment strategies and techniques are not fundamental policies of the Funds and may be changed without prior shareholder approval. Each Fund will notify shareholders in writing and amend the Prospectus accordingly should any such modifications in investment strategies or techniques occur.

MUNICIPAL OBLIGATIONS

         Municipal obligations include debt obligations of states, territories and possessions of the United States and of any political subdivisions thereof, such as counties, cities, towns, districts and authorities. Municipal obligations are issued to raise funds for a variety of purposes, including construction of a wide range of public facilities, refunding of outstanding obligations, obtaining funds for general operating expenses, and lending to other public institutions and facilities. In addition, certain types of qualified private activity bonds are issued by, or on behalf of, public authorities to obtain funds for privately operated facilities.

         Also included within the definition of municipal obligations are short-term, tax-exempt debt obligations, known as municipal notes, which are generally issued in anticipation of receipt by the issuer of revenues from taxes, the issuance of longer term bonds, or other sources. States, municipalities, and other issuers of tax-exempt securities may also issue short-term debt, often for general purposes, known as "municipal commercial paper." All of these obligations are included within the term "municipal obligations," as used in this Prospectus, if their interest payments are excluded for federal income tax purposes.

         Yields on municipal obligations depend on a variety of factors, including the general condition of the money and municipal securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Unlike other types of securities, municipal obligations have traditionally not been subject to regulation by, or registration with, the Securities and Exchange Commission.

         The two principal classification of municipal obligations are general obligation bonds and revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from only the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Qualified private activity bonds that are municipal obligations are in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of qualified private activity bonds is usually related to the credit standing of the industrial user involved. The California Fund reserves the right to make unlimited investments in qualified private activity bonds, if such bonds meet the Fund's investment criteria. This policy, however, may cause the Fund to be an inappropriate investment for entities that are "substantial users" (or related persons thereof) of facilities financed by such bonds (see "Dividends, Distributions and Tax Matters" herein for more details). The New York Fund reserves the right to invest up to 20% of its total assets in qualified private activity bonds, if such bonds meet the Fund's investment criteria.

         Other types of municipal obligations include municipal lease obligations which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If the funds are not available for the following year's lease payments the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. Certificate of participation in municipal lease obligations or installment sales contracts entitle the holder to a proportionate interest in the lease-purchase payments made.

         There are also a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations, both within and between the two principal classification described above (see the Statement of Additional Information for greater details).

WHEN-ISSUED PURCHASES

         Municipal securities are frequently offered on a "when-issued" basis. When so offered, the price and coupon rate are fixed at the time the commitment to purchase is made, but delivery and payment for the when- issued securities take place at a later date. Normally, the settlement date occurs between 15-45 days from the date of purchase (it may take as long as 60 days before the municipal securities are delivered and paid for). During the period between purchase and settlement no interest accrues to the purchase. The price that the Fund would be required to pay may be in excess of the market value of the security on the settlement date. While securities may be sold prior to the settlement date, the California Fund, High-Yield Fund, New York Fund and Money Market Fund intend to purchase such securities for the purpose of actually acquiring them unless a sale becomes desirable for investment reasons. At the time a Fund makes a commitment to purchase a municipal security on when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. That value may fluctuate from day to day in the same manner as values of other municipal securities held by the Funds. Each Fund will establish a segregated account with its custodian bank in which it will main cash or liquid debt securities determined daily to be equal in value to its commitments for when-issued securities. Generally, both when-issued securities and the securities held in the segregated account will tend to experience appreciation when interest rate decline and depreciation when interest rates increase. Accordingly, the purchase of when issued securities may increase the volatility of a Fund's net asset value. The California Fund may invest in when-issued securities without limitation. Although the amount of municipal bonds for which there may be purchase commitments on as a when-issued basis is not limited, it is expected that under normal circumstances not more than 50% of the total assets of the High-Yield Fund and not more than 25% of the total assets of the Money Market Fund will be committed to such purchases.

         In order to invest the assets of the High-Yield Fund and Money Market Fund immediately while awaiting delivery of securities purchased on a when-issued basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. Although short-term investments will normally be made in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. See "Temporary Investments."

         When a commitment to purchase a security on a when-issued basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Because that policy currently recommends that an amount of each Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, cash or high-quality debt securities sufficient to cover any commitments are always expected to be available. Although it is not intended that such purchases would be made for speculative purposes and although the Funds intend to adhere to provisions of the Securities and Exchange Commission policy, purchases of securities on a when-issued basis may involve more risk than other types of purchases. For example, when the time comes to pay for a when-issued security, portfolio securities of a Fund may have to be sold in order for the Fund to meet its payment obligations, and a sale of securities to meet such obligations carries with it a greater potential for the realization of capital gain, which is not tax-exempt. Also, if it is necessary to sell the when-issued security before delivery, a Fund may incur a loss because of market fluctuations since the time the commitment to purchase the when-issued security was made. Moreover, any gain resulting from any such sale would not be tax-exempt. Additionally, because of market fluctuations between the time of commitment to purchase and the date of purchase, the when-issued security may have a lesser (or greater) value at the time of purchase than the Fund's payment obligations with respect to the security.

         At such time as the Funds are required to pay for when-issued securities, they will meet their obligation from then-available cash flow, sale of the securities held in the separate account, sale of other securities, or (although it would not normally expect to do so) from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligations. Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are not excluded from gross income for federal, state or local income tax purposes.

PARTICIPATION INTERESTS, VARIABLE AND INVERSE FLOATING RATE INSTRUMENTS

         The California Fund, High-Yield Fund and New York Fund may purchase participation interests from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying municipal obligations.

         The California Fund, High-Yield Fund and New York Fund may also invest in municipal obligations which have variable interest rates that are readjusted periodically. Such readjustment may be based either upon a predetermined standard, such as a bank prime rate or the U.S. Treasury bill rate, or upon prevailing market conditions. Many variable rate instruments are subject to redemption or repurchase at par on demand by the Funds (usually upon no more than seven days' notice). All variable rate instruments must meet the quality standards of each Fund. The Investment Advisor will monitor the pricing, quality and liquidity of the variable rate municipal obligations held by each Fund.

         The California Fund, High-Yield Fund and New York Fund may purchase inverse floaters which are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Changes in the interest rate on other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed-rate bond. For example, a municipal issuer may decide to issue two variable rate instruments instead of a single long-term, fixed rate bond. The interest rate on one instrument reflects short-term interest rates. Typically, the component pays an interest rate that is reset periodically through an auction process, while the interest rate on the other instrument (the inverse floater) reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by two, minus the interest rate paid on the short-term instrument. Depending on market availability, the two portions may be recombined to form a fixed-rate municipal bond. The High-Yield Fund may purchase both the auction and residual components. (See "Special Risk Factors Relating to Inverse Floating Instruments").

         The California Fund, High-Yield Fund and New York Fund may invest in municipal securities that pay interest at a coupon rate equal to a base rate, plus additional interest for a certain period of time if short-term interest rates rise above a predetermined level or "cap." The amount of such an additional interest payment typically is calculated under a formula based on a short-term interest rate index multiplied by a designated factor.

BORROWING

         The California Fund may borrow money to purchase additional portfolio securities but only from banks in amounts up to 20% of its total assets. The Fund is also permitted to pledge up to 10% of the value of its total assets to secure such borrowings. Borrowing for investment increases both investment opportunity and investment risk. Such borrowings in no way affect the federal or California state tax status of the Fund or its dividends.

         The High-Yield Fund, New York and Government Fund may borrow money in an amount up to 33.33% of their total assets. The High-Yield Bond Fund may borrow in order to meet redemption requests and for investment. The New York Fund may borrow for temporary or emergency purposes, to meet redemptions or for purposes of leveraging and may pledge its assets to secure such borrowings. Such borrowings in no way affect the federal or New York State tax status of the New York Fund or its dividends.

         The 1940 Act requires each Fund to maintain asset coverage of at least 300% for all such borrowings and should such asset coverage at any time fall below 300%, each Fund would be required to reduce its borrowings within three days to the extent necessary to meet the requirements of the 1940 Act. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so.

         If the investment income on securities purchased with borrowed money exceeds the interest paid on the borrowing, the net asset value of the Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment income fails to cover the Fund's costs, including the interest on borrowings or if there are losses, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. This is the speculative factor known as leverage.

         In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by the Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

FUTURES CONTRACTS

         A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade that have been designated contracts markets by the Commodity Futures Trading Commission (the CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and through their clearing corporations, the boards of trade guarantee performance of the contracts. Presently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed securities, three-month U.S. Treasury bills, municipal bonds and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by the execution of an offsetting transaction. An offsetting transaction for a futures contract sale is effected by that party entering into a futures contract purchase for the same aggregate amount of the specified type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, that party is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, that party pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by that party entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, that party realizes a gain; if the purchase price exceeds the offsetting sale price, that party realizes a loss. At the time a futures contract is made, a small good faith deposit called initial margin is required from each party to the futures contract. The initial margin deposit is generally 1.5-5% of a contract's face value. Thereafter, the futures contract is valued daily, and payment of variation margin is required, so that each day, each party pays out cash in an amount equal to any decline in the contract's value or receives cash equal to any increase.

         The Board of the Trust has adopted a percentage restriction limiting the aggregate market value of the futures contracts the New York Fund holds to an amount not to exceed 20% of the market value of its total assets.

         The High-Yield Fund enters into futures contracts involving debt securities backed by the full faith and credit of the U.S. Government. The Fund's purpose in entering into futures contracts is to protect the Fund from the adverse effects of fluctuations in interest rates without actually buying or selling long-term debt securities. For example, because the Fund owns long-term bonds, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. This would have much the same effect as selling an equivalent value of the Fund's long-term bonds. If interest rates did increase, the value of the debt securities in the Fund's portfolio would decline, but the value of such futures contracts would increase at approximately the same rate, thereby preventing the net asset value of the Fund from declining as much as it otherwise would have.

         Similarly, when interest rates are expected to decline, the Fund may enter into futures contracts as a hedge against the anticipated increase in the price of long-term bonds. Because the value of such futures contracts should vary directly with the price of long-term bonds, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, futures contracts could be liquidated and the Fund's cash reserves could be used to buy long-term bonds on the cash market. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, because the futures market is more liquid than the cash market, using futures contracts as an investment technique allows the

Fund to maintain a defensive position without having to sell its portfolio securities. This technique would be particularly appropriate when the cash flow from the sale of new shares of the Fund could have the effect of diluting dividend earnings.

         Futures contracts may also be used to protect the Fund's portfolio from shifts in value due to overvaluation or undervaluation of the municipal bond market as compared to the taxable bond market. For instance, if the municipal bond market appeared to be overvalued relative to the U.S. Government bond market, a hedge could be created by executing futures contracts for the sale of municipal bonds and for the purchase of government bonds in like amounts.

         Investment by the Fund in futures contracts is subject to a restriction because of CFTC regulations; the Fund may enter into future contracts only as a temporary defensive measure for hedging purposes. If the CFTC changes its regulations so that the Fund is permitted to invest in futures contracts for income purposes without having to register with the CFTC, the Fund may engage in transactions in futures contracts for this purpose.

         The Fund maintains a segregated asset account containing cash or cash equivalents in an amount sufficient to cover its obligations with respect to all of its futures contracts.

         The ordinary spreads between prices in the cash and futures markets are subject to distortion due to the following differences in the natures of those markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Investment Advisor and a corresponding purchase or sale of futures contracts may still not adequately protect the Fund from the adverse effects of an increase or decrease in interest rates.

         In addition, to the extent that the Fund enters into futures contracts for securities other than municipal bonds, there is a possibility that the value of such futures contracts would not vary in direct proportion to the value of the Fund's portfolio securities because the value of municipal bonds and other debt securities may not react exactly the same to a general change in interest rates or to factors other than changes in the general level of interest rates.

         Investments in futures contracts also entail the risk that if the judgment of the Investment Advisor about the general direction of interest rates is incorrect, the Fund's overall performance may be worse than if it had not invested in futures contracts as a hedging technique. For example, if the Fund sold futures contracts as a hedge against the possibility of an increase in interest rates, which would adversely affect the price of bonds held in its portfolio, and interest rates decreased instead, the Fund would lose part or all of the benefit of the increased value of its bonds because it would have offsetting losses in such futures contracts. In addition, in such situations, if the Fund has insufficient cash, or borrowings are unavailable or undesirable, it may have to sell bonds from its portfolio to meet daily variation margin requirements. Such sales of bonds may have to be made at times when it is otherwise disadvantageous to do so.

OPTIONS

         Options are the right to buy or sell securities, or futures contracts, in the future. A put option gives the holder the right to sell a designated security for a set price within a specified time period, and a call option gives the holder the right to buy a designated security for a set price within a specified time period. Currently, the market for options on tax-exempt securities is very small. There are also options on futures contracts, which entitle a holder to enter into a futures contract, on specified terms, within a specified time period. Unlike a futures contract, which requires parties to the contract to buy and sell a security for a set price on a set date, an option merely entitles its holder to decide on or before a future date whether to purchase or sell a security at a set price or to enter into a specified futures contract. If the holder decides not to exercise an option, all that is lost is the price, called the premium, paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying transaction. However, since an option gives the buyer the right to enter into a transaction or contract at a set price for a fixed period of time, its value does change daily, and that change is reflected in the net asset value of a Fund.

         The Tocqueville High-Yield Municipal Bond Fund and Tocqueville New York Muni Fund will only buy options listed on national securities exchanges, except for agreements (sometimes called cash puts) that may accompany the purchase of a new issue of bonds from a dealer. The aggregate market value of the options as debt securities held or written by the Tocqueville New York Muni Fund may not exceed 25% of the Fund's total net assets.

         Just as options give certain rights to their holders, they impose certain obligations on the other party to an option, called the writer. The writer is the party obligated to sell securities to, or purchase securities from, the holder of an option on his or her exercise of an option to purchase or sell securities. For undertaking such an obligation, the writer receives a premium, less a commission charged by a broker, which the writer keeps regardless of whether the option is exercised.

         The High-Yield Fund and New York Fund will write call options only on securities each Fund holds in its portfolio (which is called covered call writing) and liquid debt secured puts, which means that the High-Yield Fund and New York Fund maintain in a segregated account with the custodian cash, U.S. Treasury bills, or other high-grade, liquid debt obligations with a value equal to the exercise price of the put. A written put may also be cash secured if the High-Yield Fund and New York Fund holds a put on the same security and the exercise price of such put is equal to or greater than the exercise price of the put written by the Fund. The High-Yield Fund and New York Fund may not write put options unless the Investment Advisor determines at the time of the transaction that the High-Yield Fund and New York Fund desire to acquire the underlying security at the price established in the put. Option writing can be used advantageously to generate incremental income when the outlook is for relatively stable bond prices; however, such income may be taxable.

         The risk a Fund assumes when it buys an option is the loss of the premium paid for the option. In order for a Fund to profit from the purchase of an option, the price of the underlying security must change and the change must be sufficient to cover both the premium paid for the option and any related brokerage commissions. The risk involved in writing call options is that the market value of the security underlying the option may increase above the option price. If that occurred, the option would most likely be exercised and the Fund would be obligated to sell the underlying security for a price below its then-current market value. The risk involved in writing put options is that the market value of the security underlying the option may decrease below the option price and the Fund would be obligated to purchase the security at a price above its then-current market price.

         The Government Fund, in seeking to generate high current income, may write covered call options on certain of its portfolio securities at such time and from time to time as the Investment Advisor shall determine to be appropriate and consistent with the investment objective of the Fund. Generally, the Fund expects that options written by it will be conducted on recognized securities exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market ("OTC Options"). The Fund's ability to close options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions will fail to meet their obligations to the Fund. In addition, the staff of the Securities and Exchange Commission has taken the position that OTC Options and the assets used as "cover" should be treated as illiquid securities. Accordingly, there is a current fixed limit of 10% of the Fund's assets upon which such options may be written.

INVESTING IN OTHER INVESTMENT COMPANIES

         The New York Fund may invest indirectly in municipal obligations by investing in other investment companies. Such investments may involve the payment of premiums above the net asset value of such issuers' portfolio securities, are subject to limitations under the 1940 Act and are constrained by market availability. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. The Investment Advisor has agreed to waive its management (advisory) fees with respect to the portion of the Fund's assets invested in shares of other open-end investment companies. The Fund would continue to pay its own management fees and other expenses with respect to its investments in shares of a closed-end investment company.

REPURCHASE AGREEMENTS

         The New York, High-Yield and Money Market Funds may enter into repurchase agreement transactions. The Government Fund may enter into repurchase agreements involving Government Securities. Under a repurchase agreement, a Fund acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested. A Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the purchase price including accrued interest earned on the underlying securities. The instruments held as collateral are valued daily, and as the value of instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by a Fund.

REVERSE REPURCHASE AGREEMENTS

         The New York Fund and Government Fund may enter into reverse repurchase agreement transactions only in amounts such that the total of the reverse repurchase agreements and all other borrowings combined will not exceed 33-1/3% of the Fund's total assets at the time it enters into a reverse repurchase agreement. Such transactions involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions, or as a technique to enhance income. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account high-quality liquid debt securities having a dollar value equal to the repurchase price. The Fund will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments is greater than the interest expense incurred as a result of the reverse repurchase transactions. Any reverse repurchase agreement entered into by the Fund constitutes a borrowing, has leveraging effects and makes the Fund's net asset value more volatile.

LENDING OF PORTFOLIO SECURITIES

         In order to generate income, the New York, High-Yield and Government Funds may lend its portfolio securities in an amount up to 33-1/3% of total assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities not affiliated with the Investment Advisor. The borrower at all times during the loan must maintain cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities, and Fund may invest the cash collateral in high-grade, short-term, tax-exempt instruments and earn income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.

TEMPORARY INVESTMENTS

         The High-Yield Fund anticipates that it may from time to time invest a portion of its total assets on a temporary basis in short-term fixed-income obligations, the interest on which is subject to federal income taxes. Such investments are made only under conditions that, in the opinion of the Investment Advisor of the High- Yield Fund, make such investments advisable. For example, the High-Yield Fund may invest in taxable obligations pending investment in municipal bonds of the proceeds from the sale of its shares or investments, or to ensure the liquidity needed to satisfy redemptions of shares and the day-to-day operating expenses of the High-Yield Fund. The High-Yield Fund invests in only those taxable obligations that are (1) rated A or higher by S&P or Moody's or unrated but judged by its investment adviser to be of at least comparable quality; (2) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or (3) obligations of banks (including certificates of deposit, bankers' acceptances, and repurchase agreements) with at least $1,000,000,000 of assets. No more than 50% of the assets of the High-Yield Fund may be invested in taxable obligations at any one time, and the High-Yield Fund anticipates that on a 12-month average, taxable obligations will constitute less than 10% of the value of its total investments.

         The High-Yield Fund also invests, from time to time, a portion of its assets in higher quality municipal bonds (those rated BBB or above by S&P or Baa or above by Moody's), such as when there is an influx of assets and sufficient suitable lower quality municipal bonds are not available, or during a period when yield spreads among municipal bonds are narrow and the marginally higher yields of lower quality municipal bonds do not justify, in the judgment of the investment adviser of the High-Yield Fund, the increased risk involved.
Securities rated BBB by S&P or Baa by Moody's are considered medium grade, neither highly protected nor poorly secured, with some elements of uncertainty over any great length of time and certain speculative characteristics as well.

         The New York Fund may from time to time invest a small portion of its total assets, on a temporary basis, in high-grade fixed-income obligations, the interest on which is subject to federal, New York State and/or New York City income tax. Such high-grade quality investments include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and obligations of domestic branches of U.S. banks, including certificates of deposit and bankers' acceptances. A description of high-grade municipal obligations is included in the Statement of Additional Information.

         Investments of this kind may be obtained by the New York Fund pending investment or reinvestment in municipal obligations of the proceeds from the sale of Fund shares or the sale by the Fund of portfolio securities. In addition, the Fund may invest in highly liquid taxable obligations to avoid the necessity of liquidating portfolio securities to meet redemptions by investors. Although there are no specific limitations other than those imposed under the Internal Revenue Code (see "Dividends, Distributions, Tax Matters and Diversification") on the portion of Fund assets that may be invested in taxable obligations, it is anticipated that on a 12-month average, taxable obligations will constitute less than 10% of the value of the Fund's portfolio.

         The Investment Advisor also anticipates that a cash reserve will be maintained for purposes of meeting the day-to-day operating expenses of the New York Fund as well as redemptions of Fund shares. Such cash reserve may be maintained in either interest or non-interest bearing form, at the discretion of the Fund's directors. Furthermore, if maintained in interest-bearing form, it is anticipated that all or part of such interest will be subject to federal, New York State and/or New York City income tax. However, it is expected that, on a 12-month average, such reserve will constitute less than 5% of the Fund's total assets.

         The Money Market Fund anticipates that it may from time to time invest a portion of its total assets, on a temporary basis, in short-term fixed-income obligations whose interest is subject to federal income tax. Such investments are made only under conditions that in the opinion of the Investment Advisor make such investments advisable. For example, the Money Market Fund may invest in taxable obligations pending investment in municipal bonds of proceeds from the sale of its shares or investments or to ensure the liquidity needed to satisfy redemptions of shares and the day-to-day operating expenses of the Fund. The Money Market Fund invests in only those taxable obligations that are (1) rated AA or higher by S&P or Aa or higher by

Moody's or unrated but judged by the Investment Advisor to be of at least comparable quality, (2) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or (3) obligations of banks (including certificates of deposit, bankers' acceptances, and repurchase agreements) with at least $1,000,000,000 of assets. No more than 50% of the assets of the Fund may be invested in taxable obligations at any one time, and the Fund anticipates that on a 12-month average, taxable obligations will constitute less than 10% of the value of its total investments.

ILLIQUID SECURITIES

         The California Fund, High-Yield Fund, New York Fund and Government Fund will not invest more than 15% of their individual net assets (taken at market value) in illiquid securities, including repurchase agreements with maturities in excess of seven days. The Money Market Fund will not invest more than 10% of its individual net assets (taken at market value) in illiquid securities, including repurchase agreements with maturities in excess of seven days.

         The Tocqueville New York Muni Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are technically considered "restricted securities," the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above, provided that a determination is made that such securities have a readily available trading market. The Investment Advisor will determine the liquidity of Rule 144A securities under the supervision of the Fund's Board of Trustees. The liquidity of Rule 144A securities will be monitored by the Investment Advisor and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holding of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

         The Investment Advisor anticipates that the market for certain restricted securities such as inverse floaters that are created in the secondary market will expand further as a result of this relatively new regulation and the development of automated systems for the trading, clearing and settlement of unregistered securities, as more institutions and dealers invest in and make markets in these securities.

         In reaching liquidity decisions, the Investment Advisor will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

DELAYED-DELIVERY TRANSACTIONS

         The New York Fund may buy and sell securities on a "delayed-delivery" basis, with payment and delivery taking place at a future date. The market value of securities purchased in this way may change before the delivery date, which could affect the market value of the Fund's assets, and could increase fluctuations in the Fund's yield and net asset value. Ordinarily, the Fund will not earn interest on the securities purchased until they are delivered.

STANDBY COMMITMENTS

         The Money Market Fund may acquire standby commitments with respect to municipal bonds held in its portfolio. A standby commitment is an agreement in which a dealer agrees to purchase, at the Fund's option, specified municipal bonds at specified prices. The total amount paid by the Fund's for outstanding standby commitments it holds will not exceed one-half of 1% of the Fund's total assets calculated immediately after each standby commitment is acquired. The Fund will enter into standby commitments for the purpose of reducing portfolio risk with respect to certain securities. The Fund will not enter into a standby commitment unless (1) the Fund owns the security subject to the standby commitment and (2) the Investment Advisor determines at the time the Fund enters into the standby commitment that the Fund would be willing to sell the underlying security at the price specified in the standby commitment.

PRIVATE ACTIVITY BONDS

         The Internal Revenue Code of 1986 treats interest from certain municipal bonds (referred to as private activity bonds) as a tax preference item under the alternative minimum tax. Thus, corporate and individual shareholders may incur an alternative minimum tax liability as a result of receiving tax-exempt dividends from the Money Market and High-Yield Funds to the extent such dividends are attributable to interest from private activity bonds. The Money Market and High-Yield Funds will invest in private activity bonds only when it believes that the yield disparity between private activity bonds and other municipal bonds makes an investment in private activity bonds attractive. In addition, because all tax-exempt dividends are included in a corporate shareholder's adjusted current earnings (which are used in computing a separate preference item for corporations), corporate shareholders may incur an alternative minimum tax liability as a result of receiving any tax-exempt dividends from the Money Market and High-Yield Funds. Tax-exempt interest and income referred to throughout this Prospectus means interest and income that is excluded from gross income for federal income tax purposes but may be a tax preference item and taxable under the alternative minimum tax. Further, such tax-exempt interest and income may be subject to taxation under the tax laws of any state or local taxing authority. See "Dividends, Distributions and Tax Matters."

SPECIAL RISK FACTORS RELATING TO NON-DIVERSIFICATION

         The portfolios of the California Fund, High-Yield Fund, New York Fund and Money Market Fund are non-diversified and may have greater risk than a diversified portfolio. As non-diversified investment companies, the California Fund, High-Yield Fund, New York Fund and Money Market Fund could conceivably invest all of their assets in one issuer. In order to qualify as a "regulated investment company" for federal income tax purposes, however, the Funds must comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which limit the aggregate value of all holdings (except U.S. Government and cash items, as defined in the Code), each of which exceeds 5% of each Fund's total assets, to an aggregate amount of 50% of such assets, and which further limit the holdings of a single issuer (with the same exceptions) to 25% of each Fund's total assets. Therefore, for our purposes, non-diversification means that, with regard to each Fund's total assets, 50% of such assets may be invested in as few as two single issuers. (These limits are measured at the end of each quarter.) In the event of decline of creditworthiness or default on the obligations of one or more such issuers exceeding 5%, an investment in each Fund will involve greater risk than in a fund that has a policy of diversification.

SPECIAL RISK FACTORS RELATING TO FUTURES AND OPTIONS

         There are certain risks in investing in options and interest rate futures contracts. With respect to the use of futures contracts, although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. In addition, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract. However, the risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

         The Investment Advisor could also be incorrect in its expectations about the direction or degree of various interest rate movements in the time span within which the movements take place. Predicting interest rate direction involves skills and techniques different from those used in most investment strategies, and there is no guarantee that such predictions will be accurate.

         The risk a Fund assumes when it buys an option is the loss of the premium paid for the option. In order to benefit from buying an option, the price of the underlying security must change sufficiently to cover the premium paid, the commissions paid, both in the acquisition of the option and in a closing transaction, or the exercise of the option and subsequent sale of the underlying security. (A Fund could enter into a closing transaction by purchasing an option if it had previously sold one, or by selling an option if it had previously bought one, with the same terms as the option previously acquired.) Nevertheless, the price change in the underlying security does not assume a profit, because prices in the options market may not reflect such a change. The risk involved in writing options on futures contracts the Fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. In such case, the option would be exercised and the asset would be sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. However, the cost of closing the option and terminating the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, the Fund might not be able to close the option because of insufficient activity in the options market. The risk involved in writing options (or selling futures) is not limited to the value of the options, since the maximum potential loss to the Fund is the cost of closing out the short options (or futures) positions which theoretically has no limit.

         Finally, in deciding whether to use futures contracts or options, consideration must be given to brokerage commission costs, which are normally higher than those associated with general securities transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         The Government Strategic Income Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or contracts based on a financial index of Government Securities ("futures contracts") and may purchase and write put and call options to buy or sell futures contracts
("options on futures contracts"). A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of a contractual obligation to acquire the securities called for by the contract at a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. Although most futures contracts call for actual delivery or acceptance of debt securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Options on futures contracts to be written or purchased by the Fund will be traded on an exchange or over-the-counter. Unlike a futures contract, which requires the parties to the contract to buy or sell a security on a set date, an option on a futures contract, for example, merely entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the premium paid for the option, cause an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value will change daily. That change will be reflected in the net asset value of the Fund. These investment techniques will be used to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the price of securities which the Fund intends to purchase at a later date. Options and futures can be volatile investments and involve certain risks. If the Investment Advisor applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. See the Statement of Additional Information for further discussion of the use, risks and costs of futures contracts and options on futures contracts.

         In order to hedge against anticipated changes in interest rates, the Fund will engage in the use of futures contracts and related options solely for bona fide hedging purposes, as defined by the Commodity Futures Trading Commission, and not for speculation.

BASIS RISK

         The use of futures contracts, while reducing the exposure of the Fund's portfolio to interest rate risk does subject the Fund's portfolio to basis risk. Basis refers to the relationship between a futures contract and the underlying security. In the case of futures contracts on U.S. Treasury Bonds, the contract specifies delivery of a "bench-mark" 8% 20 year U.S. Treasury Bond. Any outstanding treasury with a maturity of more than 15 years is deliverable against the contract, with the principal amount per contract adjusted according to a formula which takes into account the coupon and maturity of the treasury bond being delivered. This means that at any given time there is one treasury issue that is "the cheapest to deliver" against the contract. The supply and demand of the available float of treasury securities determines which treasury security is cheapest to deliver at any given time. This, combined with the supply and demand for futures relative to the underlying cash securities markets, causes the relationship between the cash security markets and the futures markets to exhibit perturbations of variance from an exact one-to-one correlation. The Fund could experience losses if the value of the prices of the futures positions the Fund has entered into are poorly correlated with the Fund's other investments.

         For example, on a day that the price on a treasury bond deliverable against the futures contract declined by ten points, the futures contract might decline by nine or eleven points. In this example, a nine point decline in the price of a futures contract would not fully offset the price decline in the cash security price. This would cause a downward fluctuation in the value of the Fund's portfolio. Likewise, a basis fluctuation whereby the futures prices fell more or rose less than the cash securities prices due to basis change would cause an upward fluctuation in the value of the Fund's portfolio.

U.S. GOVERNMENT GUARANTEED MORTGAGE-RELATED SECURITIES AND THE RISK FACTORS RELATING TO SUCH INVESTMENTS

         Included in the U.S. Government securities the Government Fund may purchase are pass-through securities, collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities, all of which are described below. Mortgages backing these securities purchased by the Fund include, among others, conventional 30-year fixed rate mortgages, graduated payment mortgages, 15-year mortgages and adjustable rate mortgages. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayment (net of a service fee). Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for pass-through purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through purchased at a discount. The Fund may purchase mortgage-related securities at a premium or at a discount. Principal and interest payments on the mortgage-related securities are Government guaranteed to the extent described below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of the Fund's shares.

         (A)  GNMA PASS-THROUGH SECURITIES

         The Government National Mortgage Association ("GNMA") issues mortgage-backed securities ("GNMA Certificates") which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Fund purchases are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payment.

         The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit or the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

         The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

         (B)  FHLMC PASS-THROUGH SECURITIES

         The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970. Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

         FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

         GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the United States.

         (C)  FNMA PASS-THROUGH SECURITIES

         The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA.

         FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the United States.

         (D) COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS PASS-THROUGH SECURITIES

         Collateralized mortgage obligations ("CMOs") are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provide the funds to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. The Fund may invest in CMOs and multi-class pass-through securities (collectively CMOs unless the context indicates otherwise) issued by agencies or instrumentalities of the U.S. Government.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over man index such as the London Interbank Offered Rate ("LIBOR"). These floating rate CMOs are typically issued with lifetime caps on the coupon rate thereon. The Fund may also invest in inverse or reverse floating CMOs. Inverse or reverse floating CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse or reverse floating CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Investments in inverse or reverse floating CMOs would be purchased by the Fund to attempt to protect against a reduction in the income earned on the Fund investments due to a decline in interest rates. The Fund would be adversely affected by the purchase of such CMOs in the event of an increase in interest rates since the coupon rate thereon will decrease as interest rates increase, and, like other mortgage-related securities, the value will decrease as interest rates increase.

         Many inverse floating rate CMOs have coupons that move inversely to multiple of an applicable index such as LIBOR. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. This leverage factor magnifies the extent to which the successful use of hedging techniques depends on the Investment Advisor's ability to both correctly forecast interest movements and the relationship between long and short-term interest rates. An accurate estimate of the amount of futures and options required to achieve a desired weighted average portfolio duration is also extremely sensitive to management's ability to forecast interest rate movements and relationships. Furthermore, the markets for inverse floating rate CMOs with highly leveraged characteristics may at times be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity. It should be noted that inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal.

         The Fund may also invest in two-tiered index floating rate bonds ("TTIBs"). The term two-tiered refers to the two coupon levels that a TTIB bond's coupon can reset to. The "first tier" is the TTIB's fixed rate coupon, effective as long as the underlying index is at or below the strike level. Above the strike, the TTIB coupon resets to a formula similar to an inverse floating rate note (see below for a discussion of the risk considerations which may be associated with investing in inverse floating rate notes). This floating rate coupon is referred to as the "second tier". The TTIB is designed for investors who believe that the underlying index will stay at current levels or will increase up to the strike level over the life of the security. The Fund would be adversely affected by the purchase of such CMOs in the event of an increase in interest rates above the strike level since the floating rate coupon will decrease, possibly as low as zero, and, like other mortgage related securities, the value will decrease. Investments in TTIBs would be purchased by the Fund to increase the income earned by the Fund's investments in a stable interest rate environment and to attempt to protect against a reduction in the income earned due to a decline in interest rates. TTIBs are typically more volatile than fixed rate tranches of CMOs.

         The Fund's objective of providing high current income from U.S. Government securities while hedging with interest rate derivatives to limit portfolio duration requires a current operating policy in which the Fund maintain substantial short positions in interest rate futures and options on an ongoing basis. The prices of such interest rate futures and options are influenced by both current market conditions and expectations of future changes in interest rates. When the preponderance of future expectations of interest rate changes and the relationship between current and forward levels of the interest rate derivatives market is in one direction, the performance of a portfolio which is long only non-derivative fixed income securities and short interest rate derivatives could be adversely affected by the unbalance created.

         The Investment Advisor believes this imbalance may be mitigated by purchasing securities that tend to benefit significantly when future movements in interest rates are in the opposite direction of what price levels indicate is the preponderance of future expectation. CMO derivatives, such as TTIBs and inverse floating rate notes, are currently the only securities issued by the United States Government or its agencies and instrumentalities which have coupon setting mechanisms and other characteristics which can counter-balance the impact of the preponderance of the expectations as to the direction of interest rates. Thus, it can be anticipated that under certain market conditions, CMO derivative securities, such as those mentioned above, will comprise a substantial portion of the Fund's portfolio.

         (E)  STRIPPED MORTGAGE-BACKED SECURITIES

         Stripped Mortgage-Backed Securities ("SMBS") are derivative multi-class mortgage securities. The Fund may invest in SMBS issued by agencies or instrumentalities of the U.S. Government. There are generally two classes of SMBS, one of which (the "IO class") entitles the holders thereof to receive distributions consisting solely or primarily of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities ("Mortgage Assets") and the other of which (the "PO class") entitles the holders thereof to receive distributions consisting solely or primarily of all or a portion of the principal of the underlying pool of Mortgage Assets. The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, an investor may incur substantial losses. Conversely, if the underlying Mortgage Assets experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

SPECIAL RISK FACTORS RELATING TO LOWER RATED MUNICIPAL BONDS

         You should carefully consider the relative risks of (1) the California Fund retaining downgraded securities in its investment portfolio and (2) investing in the higher yielding (and, therefore, higher risk) securities in which the New York Fund may invest. With regard to the California Fund these are bonds such as those rated Ba or lower by Moody's or BB or lower by S&P, Fitch or Duff. With regard to the New York Fund these are bonds such as those rated Ba to Caa by Moody's or BB to CC by S&P, Fitch or Duff or, if unrated, are judged by the Investment Advisor to be of comparable quality. They generally are not meant for short-term investing and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate. Bonds rated BB by S&P, Fitch or Duff are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Bonds rated CC by S&P, Fitch or Duff are regarded as having the highest degree of speculation; while such bonds may have some small degree of quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated as low as Caa by Moody's may be in default or may present elements of danger with respect to principal or interest. The New York Fund will not purchase bonds in default.

         Retention of downgraded bonds rated Ba or lower by Moody's and BB or lower by S&P, Fitch or Duff, while generally providing greater income and opportunity for gain than investments in higher rated bonds, usually entail greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such bonds), and may involve greater volatility of price (especially during periods of economic uncertainty or change) than investments in higher rated bonds. However, since yields may vary over time, no specific level of income can ever be assured. These lower rated, high yielding securities generally tend to reflect economic changes and short-term corporate and industry developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. These lower rated securities will also be affected by the market's perception of their credit quality (especially during times of adverse publicity) and the outlook for economic growth. In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities  and  may do so in the  future,  especially  in the  case  of  highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. For example, new federal rules require that savings and loan associations gradually reduce their holdings of high-yield securities. An effect of such legislation may be to significantly depress the prices of outstanding lower rated high yielding fixed income securities. Factors adversely affecting the market price and yield of these securities will adversely affect the California Fund's net asset value. In addition, the retail secondary market for these securities may be less liquid than that of higher rated bonds; adverse conditions could make it difficult at times for the California Fund to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. Therefore, judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during certain adverse market conditions to sell these lower rated securities at their fair value to meet redemption requests or to respond to changes in the market.

         The California Fund may invest in zero coupon securities and pay-in-kind bonds (bonds which pay interest through the issuance of additional bonds), which involve special considerations. These securities may be subject to greater fluctuations in value due to changes in interest rates than interest-bearing securities and thus may be considered more speculative than comparably rated interest-bearing securities. In addition, current federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, the California Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. The Investment Advisor anticipates that investments in zero coupon securities and pay-in-kind bonds will not ordinarily exceed 25% of the value of the California Fund's total assets. (See "Additional Information Relating to Lower Rated Securities" in the Statement of Additional Information.)

         Investments in bonds rated Ba or lower by Moody's and BB or lower by S&P, Fitch or Duff, while generally providing greater income and opportunity for gain than investments in higher rated bonds, usually entail greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such bonds), and may involve greater volatility of price (especially during periods of economic uncertainty or change) than investments in higher rated bonds. However, since yields may vary over time, no specific level of income can be assured. These lower rated, high yielding securities generally tend to reflect economic changes and short-term corporate and industry developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Lower rated securities will also be affected by the market's perception of their credit quality (especially during times of adverse publicity) and the outlook for economic growth. In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. For example, new federal rules require that savings and loan associations gradually reduce their holdings of high-yield securities. An effect of such legislation may be to significantly depress the prices of outstanding lower rated high yielding fixed-income securities. Factors adversely affecting the market price and yield of these securities will adversely affect the New York Fund's net asset value. In addition, the retail secondary market for these securities may be less liquid than that of higher rated bonds; adverse conditions could make it difficult at times for the New York Fund to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. Therefore, judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed-income securities, and it also may be more difficult during certain adverse market conditions to sell these lower rated securities at their fair value to meet redemption requests or to respond to changes in the market.

SPECIAL RISK FACTORS RELATING TO ZERO COUPON BONDS

         The New York Fund may invest in zero coupon bonds and pay-in-kind bonds (bonds which pay interest through the issuance of additional bonds), which involve special considerations. These securities may be subject to greater fluctuations in value due to changes in interest rates than interest-bearing securities and thus may be considered more speculative than comparably rated interest-bearing securities. In addition, current federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. The Investment Advisor anticipates that investments in zero coupon securities and pay-in-kind bonds will not ordinarily exceed 25% of the value of the Fund's total assets. (See "Additional Information Relating to Lower Rated Securities" in the Statement of Additional Information.)

SPECIAL RISK FACTORS RELATING TO INVERSE FLOATING RATE INSTRUMENTS

         Changes in interest rates inversely affect the rate paid on inverse floating rate instruments ("inverse floaters"). The inverse floater's price will be more volatile than that of a fixed rate bond. Additionally, some inverse floater's contain a "leverage factor" whereby the interest rate moves inversely by a "factor" to the benchmark. For example, the rates on the inverse floating rate note may move inversely at three times the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floaters. These instruments are designed to be highly sensitive to interest rate changes and may subject the holders thereof to extreme reductions of yield and possibly loss of principal.

         The High-Yield Fund may purchase various types of structured municipal bonds whose interest rates fluctuate according to changes in other interest rates for some period and then revert to a fixed rate. The relationship between the interest rate on these bonds and the other interest rate or index may be direct or inverse, or it may be based on the relationship between two other interest rates such as the relationship between taxable and tax-exempt interest rates.

         The Money Market Fund may invest in variable rate municipal bonds with or without demand features. Interest rates on such securities fluctuate based on changes in specified market rates, such as the prime rate, or are adjusted at predetermined intervals, at least every six months. The Money Market Funds' investment adviser believes that the variable rate feature of these securities may reduce the fluctuations possible in the market value of fixed-rate securities. A demand feature allows the Money Market Fund to demand prepayment of the principal amount of the municipal bond prior to its maturity. Some demand obligations are guaranteed by banks or other financial institutions, which may enhance the quality of the underlying security.

PORTFOLIO TRANSACTIONS AND TURNOVER

         The Investment Advisor provides the Funds with investment advice and recommendations for the purchase and sale of portfolio securities. All orders for the purchase and sale of portfolio securities are placed by the Investment Advisor, subject to the general control of the Trust's Board.

         In seeking to achieve each Fund's objective, the Investment Advisor will adjust the maturity distribution of each Fund's portfolio in anticipation of movements in interest rates. Longer term securities have historically yielded more than shorter term securities, but from time to time, the normal yield relationships between longer and shorter term securities have been reversed. Furthermore, longer term securities have historically been subject to greater and more rapid price fluctuations. In periods of rising interest rates, the market value of municipal obligations generally declines in order to bring the current yield in line with prevailing interest rates.

Conversely, in periods of declining interest rates, the market value of municipal obligations generally rises. Although fluctuating interest rates affect the market value of all municipal obligations, short-term obligations are generally less sensitive to such factors than long-term obligations. The Investment Advisor will attempt to take advantage of price variability between different sectors of the market, i.e., long, intermediate, or short or general obligation versus revenue bonds, in order to increase each Fund's yield by making appropriate purchases and sales of portfolio securities.

         Securities with the same general quality rating and maturity, but having different purposes for issuance, often tend to trade at different yields. Similarly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments as well as temporary imbalances in normal supply and demand relationships. The Investment Advisor monitors these fluctuations closely and will adjust each Fund's portfolio to take advantage of disparities that may arise. The Investment Advisor may also engage in short-term trading when it believes it is consistent with each Fund's investment objective.

         The frequency of portfolio transactions--each Fund's turnover rate--will vary from year to year depending upon market conditions. While it is impossible to predict the number of transactions that will be effected by a Fund, it is anticipated that the portfolio turnover rate of the California Fund, High-Yield Fund, New York Fund, and Government Fund will not exceed 300%, 100%, 400% and 200%, respectively. When the Investment Advisor deems it appropriate due to market or other conditions, each Fund's turnover rate may be greater than anticipated. Because a high turnover rate increases transaction costs and the possibility of taxable short-term gains (see "Dividends, Distributions and Tax Matters"), the Investment Advisor weighs the added costs of short-term investment against anticipated gains.


              INVESTMENT ADVISOR AND INVESTMENT ADVISORY AGREEMENTS

         Tocqueville Asset Management L.P., 1675 Broadway, New York, New York 10019, acts as Investment Advisor to each Fund under a separate investment advisory agreement (the "Agreements") which provides that the Investment Advisor identify and analyze possible investments for each Fund, and determine the amount, timing, and form of such investments. The Investment Advisor has the responsibility of monitoring and reviewing each Fund's portfolio, on a regular basis, and recommending the ultimate disposition of such investments. It is the Investment Advisor's responsibility to cause the purchase and sale of securities in each Fund's portfolio, subject at all times to the policies set forth by the Board of Trustees. The Investment Advisor is an affiliate of Tocqueville Securities L.P., each Fund's distributor.

         [Portfolio managers of each individual fund.]

         Under the terms of the Agreements, each Fund pays the cost of all its expenses (other than those expenses specifically assumed by the Investment Advisor or the Fund's distributor), including the pro rata costs incurred in connection with each Fund's maintenance of its registration under the 1933 Act and the 1940 Act, printing of prospectuses distributed to shareholders, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports, trustees' fees and shareholder meetings.


        The Investment Advisor receives a fee from each Fund as follows:

Government Fund:

Average Daily Net Asset Value                               Annual Fee Payable

Net asset value to $500,000,000                                     .75%

Net asset value of $500,000,000 or more
   but less  than $1,000,000,000                                    .72%
Net asset value of $1,000,000,000 or more                           .70%


High-Yield Fund:

                  Average Daily Net Asset Value                      Annual Fee
                  -----------------------------                      ----------
Payable

Net asset value to $100,000,000                                            .80%
Net asset value of $100,000,000 or more but less than $200,000,000         .78%
Net asset value of $200,000,000 or more but less than $300,000,000         .76%
Net asset value of $300,000,000 or more but less than $400,000,000         .74%
Net asset value of $400,000,000 or more but less than $500,000,000         .72%
Net asset value of $500,000,000 or more                                    .70%

Money Market Fund; California Fund; New York Fund:

         Average Daily Net Asset Value                               Annual Fee
                                                                        Payable

Net asset value to $100,000,000                                            .50%
Net asset value of $100,000,000 or more but less than $200,000,000         .48%
Net asset value of $200,000,000 or more but less than $300,000,000         .46%
Net asset value of $300,000,000 or more but less than $400,000,000         .44%
Net asset value of $400,000,000 or more but less than $500,000,000         .42%
Net asset value of $500,000,000 or more                                    .40%


                               DISTRIBUTION PLANS

          Each Fund has adopted a plan of distribution pursuant to Rule 12b-1 of the 1940 Act (the "Distribution Plan"), under which each Fund pays to Tocqueville Securities L.P. ("Tocqueville Securities") a fee, which is accrued daily and paid monthly, at an annual rate of .50% of each Fund's average daily net assets. Amounts paid under the plan are paid to Tocqueville Securities to compensate it for services it provides and expenses it bears in distributing the Funds' shares to investors, including payment of compensation by Tocqueville Securities to securities dealers and other financial institutions and organizations,  such as banks,  trust companies,  savings and loan associations, and investment advisers to obtain various distribution related and/or administrative services for the New Series. Expenses of Tocqueville Securities also include expenses of its employees, who engage in or support distribution of shares or service shareholder accounts, including overhead and telephone expenses; printing and distributing prospectuses and reports used in connection with the offering of the Funds' shares; and preparing, printing, and distributing sales literature and advertising materials.


                       ADMINISTRATIVE SERVICES AGREEMENTS

         Under an Administrative Services Agreement, Tocqueville Asset Management L.P. supervises the administration of all aspects of a Fund's operations, including the Fund's receipt of services for which the Fund is obligated to pay, provides the Fund with general office facilities and provides, at the Fund's expense, the services of persons necessary to perform such supervisory, administrative and clerical functions as are needed to effectively operate the Fund. Those persons, as well as certain employees and Trustees of the Funds, may be directors, officers or employees of (and persons providing services to a Fund may include) Tocqueville Asset Management L.P. and its affiliates. For these services and facilities, Tocqueville Asset Management L.P.

receives with respect to each Fund a fee computed and paid monthly at an annual rate of .15% of the average daily net assets of the Fund. Certain administrative responsibilities have been delegated to and are being performed by Firstar Trust Company.


                              BROKERAGE ALLOCATION

         Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for each Fund are made by the Investment Advisor. The
Investment Advisor, subject to obtaining the best price and execution, may allocate brokerage transactions in a manner that takes into account the sale of shares of each Fund. Generally, the primary consideration in placing portfolio securities transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the best net price available and in the most effective manner possible. The Funds' brokerage allocation policies may permit each Fund to pay a broker-dealer which furnishes research services a higher commission than that which might be charged by another broker-dealer which does not furnish research services, provided that such commission is deemed reasonable in relation to the value of the services provided by such broker-dealer. Subject to the supervision of the Trustees, the Investment Advisor is authorized to allocate brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. It is expected that brokerage will be allocated to the Distributor, Tocqueville Securities L.P., an affiliate of the Investment Advisor. For a complete discussion of portfolio transactions and brokerage allocation, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information.


                       PORTFOLIO TRANSACTIONS AND TURNOVER

         The Investment Advisor provides the Funds with investment advice and recommendations for the purchase and sale of portfolio securities. All orders for the purchase and sale of portfolio securities are placed by the Investment Advisor, subject to the general control of the Trust's Board.

         In seeking to achieve each Fund's objective, the Investment Advisor may adjust the maturity distribution of each Fund's portfolio in anticipation of movements in interest rates. Longer term securities have historically yielded more than shorter term securities, but from time to time, the normal yield relationships between longer and shorter term securities have been reversed. Furthermore, longer term securities have historically been subject to greater and more rapid price fluctuations. In periods of rising interest rates, the market value of municipal obligations generally declines in order to bring the current yield in line with prevailing interest rates. Conversely, in periods of declining interest rates, the market value of municipal obligations generally rises. Although fluctuating interest rates affect the market value of all municipal obligations, short-term obligations are generally less sensitive to such factors than long-term obligations. The Investment Advisor will attempt to take advantage of price variability between different sectors of the market, i.e., long, intermediate, or short or general obligation versus revenue bonds, in order to increase each Fund's yield by making appropriate purchases and sales of portfolio securities.

         Securities with the same general quality rating and maturity, but having different purposes for issuance, often tend to trade at different yields. Similarly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments as well as temporary imbalances in normal supply and demand relationships. The Investment Advisor monitors these fluctuations closely and will adjust each Fund's portfolio to take advantage of disparities that may arise. The Investment Advisor may also engage in short-term trading when it believes it is consistent with each Fund's investment objective.

         The frequency of portfolio transactions--each Fund's turnover rate--will vary from year to year depending upon market conditions. While it is impossible to predict the number of transactions that will be effected by a Fund, it is anticipated that the portfolio turnover rate of the Tocqueville California Muni Fund, Tocqueville High-Yield Municipal Bond Fund, Tocqueville New York Muni Fund, Tocqueville Tax-Free Money Market Fund and Tocqueville U.S. Government Strategic Income Fund will not exceed ___%, ___%, ___% ____% and ___%, respectively. When the Investment Advisor deems it appropriate due to market or other conditions, each Fund's turnover rate may be greater than anticipated. Because a high turnover rate increases transaction costs and the possibility of taxable short-term gains (see "Dividends, Distributions and Tax Matters"), the Investment Advisor weighs the added costs of short-term investment against anticipated gains.


                               PURCHASE OF SHARES

GENERAL INFORMATION

         Shares are sold to investors at the net asset value next determined after a purchase order becomes effective (as described below) plus a sales charge, if applicable.

         The minimum initial investment in The Tocqueville Trust is $5,000, except investments in the Tocqueville U.S. Government Strategic Income Fund for 401(k), IRA, Keogh and other pension or profit sharing plan accounts where the minimum is $2,000. For example, an investor may choose to make an initial investment in a Fund equal to an amount which is less than $5,000 so long as such investor's total initial investments in the Funds are equal to $5,000. The minimum subsequent investment in the Trust is $1,000. The Distributor may, in its discretion, waive the minimum investment requirements for purchases, including those made via the Automatic Investment Plan, which is discussed below.

         Shares of a Fund may be purchased from the following entities: (a) the Funds' distributor, Tocqueville Securities; (b) authorized securities dealers which have entered into sales agreements with Tocqueville Securities (the "Selling Brokers") on a best efforts basis and brokers who have entered into agreements with the Trust to provide distribution and shareholder services; and
(c) the Funds' transfer agent, Firstar Trust Company (the "Transfer Agent"). Each Fund reserves the right to cease offering shares for sale at any time or to reject any order for the purchase of shares.

         A purchase order becomes effective upon receipt of the order by Tocqueville Securities, a Selling Broker or other broker or the Transfer Agent. Purchase orders received prior to 4:00 p.m. New York time are priced according to the net asset value per share next determined on that day. Purchase orders received after 4:00 p.m. New York time are priced according to the net asset value per share next determined on the following day.

         The net asset value per share is determined by dividing the market value of a Fund's investments as of the close of trading plus any cash or other assets (including dividends receivable and accrued interest) less all liabilities (including accrued expenses) by the number of Fund shares outstanding. Each Fund will determine the net asset value of its shares once daily as of the close of trading on the New York Stock Exchange (the "Exchange") on each "Fund business day" which is any day on which the Exchange is open for business.

         Investors who already have a brokerage account with Tocqueville Securities, a Selling Broker or another broker may purchase a Fund's shares through such broker. Payment for purchase orders through Tocqueville Securities, the Selling Broker or another broker must be made to Tocqueville Securities, the Selling Broker or another broker within three business days of the purchase order. All dealers are responsible for forwarding orders for the purchase of a Fund's shares on a timely basis.

         Each Fund's shares normally will be maintained in book entry form and share certificates will be issued only on request. The Distributor reserves the right to refuse to sell shares of the Funds to any person.

                              INITIAL SALES CHARGES

         The initial sales charge, imposed upon a sale of shares, varies according to the size of the purchase as follows:

                                                                                                     CONCESSION
                                                                     INITIAL SALES CHARGE            TO DEALERS
                                                                    % OF            % OF NET            % OF
                                                                  OFFERING           AMOUNT           OFFERING
                     AMOUNT OF PURCHASE                             PRICE           INVESTED            PRICE
Less than $100,000...........................................       4.00              4.16              3.50
$100,000 to $249,999.........................................       3.50              3.63              3.00
$250,000 to $499,999.........................................       2.50              2.56              2.00
$500,000 to $999,999.........................................       1.50              1.52              1.00
$1,000,000 and over..........................................       1.00              1.01              0.50





         The reduced initial sales charges apply to the aggregate of purchases of shares of a Fund made at one time by any "person", which term includes an individual, spouse and children under the age of 21, or a trustee or other fiduciary of a trust, estate or fiduciary account.

         Upon notice to Selling Brokers, Tocqueville Securities may reallow up to the full applicable initial sales charge and such Selling Broker may therefore be deemed an "underwriter" under the Securities Act of 1933, as amended, during such periods. The Distributor may, from time to time, provide promotional incentives to certain Selling Brokers whose representatives have sold or are expected to sell significant amounts of one or all of the funds in the Trust. At various times the Distributor may implement programs under which a Selling Broker's sales force may be eligible to win cash or material awards for certain sales efforts or under which the Distributor will reallow an amount not exceeding the total applicable initial sales charges generated by the Selling Broker during such programs to any Selling Broker that sponsors sales contests or recognition programs conforming to criteria established by the Distributor or participates in sales programs sponsored by the Distributor. The Distributor may provide marketing services to Selling Brokers, consisting of written informational material relating to sales incentive campaigns conducted by such Selling Brokers for their representatives.


                     PURCHASES OF SHARES AT NET ASSET VALUE

         PURCHASES BY SHAREHOLDERS OF FUNDAMENTAL FUNDS. Shareholders of the Fundamental Funds, who exchanged their shares for shares of the Tocqueville funds may purchase shares of any series of the Tocqueville Trust at net asset value.

         PURCHASES THROUGH CERTAIN BROKERAGE ACCOUNTS. Shares may be purchased at net asset value through brokerage accounts with Tocqueville Securities L.P., Selling Brokers and other brokers who have entered into agreements with the Trust to provide distribution and shareholder services.

         QUALIFIED PERSONS. There is no initial sales charge for "Qualified Persons", which are the following (a) active or retired trustees, directors, officers, partners or employees (their spouses and children under age 21) of (i) the Investment Advisor and Distributor or any affiliates or subsidiaries thereof (the directors, officers or employees of which shall also include their parents and siblings for all purchases of Fund shares), (ii) Selling Brokers or other brokers who have entered into agreements with the Trust to provide distribution and shareholder services, or (iii) trade organizations to which the Investment Advisor belongs and (b) trustees or custodians of any qualified retirement plan or IRA established for the benefit of a person in (a) above.

         PURCHASES THROUGH INVESTMENT ADVISORS AND STATE AUTHORITIES. Purchases also may be made with no initial sales charge through a registered investment adviser who has registered with the Securities and Exchange Commission or appropriate state authorities and who (a) clears such Fund share transaction through a broker/dealer, bank or trust company, (each of whom may impose transaction fees with respect to such transaction), or (b) purchases shares for its own account, or an account for which the investment adviser has discretion and is authorized to make investment decisions.

         QUALIFIED AND OTHER RETIREMENT PLANS. In addition, no initial sales charge will apply to any purchase of shares of the Tocqueville U.S. Government Strategic Income Fund by an investor (a) through a 401(k) Plan sponsored by the Investment Advisor or the Distributor, through a 401(k) Plan sponsored by an institution which has a custodial relationship with the Fund's custodian or through a discount broker-dealer which imposes a transaction charge with respect to such purchase, (b) a 403(b) Plan or 457 (state deferred compensation) Plan, or (c) through a tax-free rollover or transfer of assets provided, (i) the IRA is sponsored by the Fund's custodian and the contribution for the tax-free rollover or transfer of assets is a distribution from any tax qualified retirement plan sponsored by an institution for which the Fund's custodian serves as trustee or custodian of such plan or of any other qualified or nonqualified retirement or deferred compensation plan maintained by such institution, or (ii) the contribution for the tax-free rollover or transfer of assets is a distribution from any tax qualified retirement plan where any portion of the investor-participant's account was invested in any Fund of the Trust.

         RECENTLY REDEEMED SHARES. Shares of a Fund may be purchased at net asset value by persons who have, within the previous 30 days, redeemed their shares of the Fund. The amount which may be purchased at net asset value is limited to an amount up to, but not exceeding, the net amount of redemption proceeds. Such purchases may also be handled by a securities dealer, who may charge the shareholder a fee for this service.

         SHAREHOLDERS AS OF JANUARY 1, 1994. Shareholders who held shares of a Fund of the Tocqueville Trust prior to January 1, 1994, may purchase shares of any Fund of the Trust at net asset value for as long as they continue to own shares of any Fund of the Trust, provided that there is no change in the account registration. However, once a shareholder has closed an account by redeeming all of their Fund shares for a period of more than thirty days such shareholder will no longer be able to purchase shares of the Fund at net asset value.


                          REDUCED INITIAL SALES CHARGES

         CUMULATIVE QUANTITY DISCOUNT. Shares of a Fund may be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total
(i) net asset value or (ii) cost of all shares of such Fund and the other Funds of the Trust, acquired by exchange from such other Fund, provided such Fund charged an initial sales load at the time of the exchange then held by such person and (b) applying the initial sales charge applicable to such aggregate. The privilege of the cumulative quantity discount is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

         GROUP PURCHASES. An individual who is a member of a qualified group (as defined below) may also purchase shares of a Fund at the reduced initial sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of shares previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated above under "Cumulative Quantity Discount". For example, if members of the group had previously invested and still held $90,000 of shares and now were investing $15,000, the initial sales charge would be 3.50%. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation that the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

         A "qualified group" is one which: (a) has been in existence for more than six months; (b) has a purpose other than acquiring shares at a discount; and (c) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Funds and the members, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Funds. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

         LETTER OF INTENT. Investors may also qualify for reduced initial sales charges by signing a Letter of Intent (the "LOI"). This enables the investor to aggregate purchases of shares of a Fund with purchases of shares of any other Fund of the Trust acquired by exchange, during a 13-month period. The initial sales charge is based on the total amount invested in shares during the 13-month period. Shares of the Funds currently owned by the investor including such Fund, if any, will be credited as purchases (at their current offering prices on the date the LOI is signed) toward completion of the LOI. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the LOI. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a LOI.

         The LOI is not a binding obligation on the investor to purchase, or on the Fund to sell, the full amount indicated; however, on the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the LOI will be held in escrow by the Transfer Agent in shares registered in the shareholder's name in order to assure payment of the proper initial sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the initial sales charge paid and the initial sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Shareholders will be paid distributions, either in additional shares or cash, upon such escrowed shares.


                               METHODS OF PAYMENT

         BY CHECK. Investors who wish to purchase shares directly from the Transfer Agent may do so by sending a completed purchase application (included with this Prospectus or obtainable from the Trust) to The Tocqueville Trust, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, WI 53201-0701, accompanied by a check payable to the Fund whose shares are being purchased. Purchase applications sent to the Funds will be forwarded to the Transfer Agent, and will not be effective until received by the Transfer Agent. The price per share is the next determined per share net asset value (plus a varying initial sales charge) after receipt of an application by Firstar Trust Company. Purchase applications should be mailed directly to: The Tocqueville Trust [name of fund], c/o Fundamental Shareholders Services, Inc., P.O. Box 1013, New York, New York 10274. The U.S. Postal Service and other independent delivery services are not agents of the Trust. Therefore, deposit of purchase applications in the mail or with such services does not constitute receipt by Firstar Trust Company or the Trust. Please do not mail letters by overnight courier to the post office box address. To purchase shares by overnight or express mail, please use the following street address: The Tocqueville Trust [name of fund], c/o Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. All applications must be accompanied by payment in the form of a check drawn on a U.S. bank payable to The Tocqueville Trust or by direct wire transfer. No cash will be accepted. Firstar Trust Company will charge a $20 fee against a shareholder's account for any payment check returned to the custodian. The shareholder will also be responsible for any losses suffered by the Fund as a result.

         BY AUTOMATIC INVESTMENT PLAN. The Funds have an Automatic Investment Plan which permits an existing shareholder to purchase additional shares of any Fund (minimum $100 per transaction) at regular intervals. Under the Automatic Investment Plan, shares are purchased by transferring funds from a shareholder's checking, bank money market, NOW account, or savings account in an amount of $100 or more designated by the shareholder. At the shareholder's option, the account designated will be debited and shares will be purchased on the date selected by the shareholder. There must be a minimum of seven days between automatic purchases. If the date selected by the shareholder is not a business day, funds will be transferred the next business day thereafter. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish an Automatic Investment Account, complete and sign Section F of the Purchase Application and send it to the Transfer Agent. Shareholders may cancel this privilege or change the amount of purchase at any time by calling 1-800-697-3863 or by mailing written notification to: The Tocqueville Trust [name of fund], c/o Fundamental Shareholder Services, Inc., P.O. Box 1013, New York, New York 10274. The change will be effective five business days following receipt of notification by the Transfer Agent. A Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. However, a $20 fee will be imposed by Firstar Trust Company if sufficient funds are not available in the shareholder's account at the time of the automatic transaction.

         While investors may use this option to purchase shares in their IRA or other retirement plan accounts, neither the Distributor nor the Transfer Agent will monitor the amount of contributions to ensure that they do not exceed the amount allowable for Federal tax purposes. Firstar Trust Company will assume that all retirement plan contributions are being made for the tax year in which they are received.

         BY WIRE. Investors who purchase shares directly from the Transfer Agent may also purchase shares by wire. Funds should be wired to:

                           Firstar Bank Milwaukee, N.A.
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202
                           ABA # 075000022
                           Credit: Fundamental Shareholder Services
                           Account # 112952137
                           Further credit: The Tocqueville Trust
                           Name of shareholder and account number (if known) (Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.)

         The establishment of a new account or any additional purchases for an existing account by wire transfer should be preceded by a phone call to Fundamental Shareholder Services, 1-800-322-6864, to provide information for the account. A properly signed share purchase application marked "Follow Up" must be sent for all new accounts opened by wire transfer. Applications are subject to acceptance by the Fund, and are not binding until so accepted.


                              REDEMPTION OF SHARES

GENERAL INFORMATION

         In order to redeem shares purchased through Tocqueville Securities, a Selling Broker or other broker, the broker must be notified by telephone or mail to execute a redemption. A properly completed order to redeem shares received by the broker's office will be executed at the net asset value next determined after receipt by the broker of the order. Redemption proceeds will be held in a shareholder's account with Tocqueville Securities unless the broker is instructed to remit all proceeds directly to the shareholder.

         Shares purchased through the Transfer Agent may be redeemed by the Transfer Agent at the next determined net asset value upon receipt of a request in good order. Payment will be made for redeemed shares as soon as practicable, but in no event later than three business days after receipt of a redemption notification in good order. If the shares being redeemed were purchased directly from the Transfer Agent by check, payment may be delayed for the minimum time needed to verify that the purchase check has been honored. This is not normally more than 15 days from the time of receipt of the check by the Transfer Agent. "Good order" means that the request complies with the following: (a) where the shareholder has not elected to permit telephone redemptions, the request must be in writing, specifying the number of shares or dollar amount to be redeemed and sent to the Transfer Agent, Attn. [name of Fund] at P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The U.S. Postal Service and other independent delivery services are not agents of the Trust. Therefore, deposit of redemption requests in the mail or with such services does not constitute receipt by Firstar Trust Company or the Trust. Please do not mail letters by overnight courier to the post office box address. Redemption requests sent by overnight or express mail should be directed to: [name of fund] c/o Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Requests for redemption by telegram and requests which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored; (b) where share certificates have been issued, a shareholder must endorse the certificates and include them in the redemption request; (c) signatures on the redemption request and on endorsed certificates submitted for redemption must be guaranteed by a commercial bank which is a member of the Federal Deposit Insurance Corporation, a trust company or a member firm (broker-dealer) of a national securities exchange (a notary public or a savings and loan association is not an acceptable guarantor); and, (d) the request must include any additional legal documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations. Any written requests sent to a Fund will be forwarded to the Transfer Agent and the effective date of a redemption request will be when the request is received by the Transfer Agent. Shareholders who purchased shares through the Transfer Agent may arrange for the proceeds of redemption requests to be sent by Federal Fund wire to a designated bank account by sending wiring instructions to Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The Transfer Agent charges a $12 service fee for each payment of redemption proceeds made by Federal Fund wire. Additional information regarding redemptions may be obtained by calling 1-800-697-3863.

         Redemption of the Funds' shares or payments therefore may be suspended at such times (a) when the Exchange is closed, (b) when trading on the Exchange is restricted, (c) when an emergency exists which makes it impractical for a Fund to either dispose of securities or make a fair determination of net asset value, or (d) for such other period as the Securities and Exchange Commission may permit for the protection of a Fund's shareholders. There is no assurance that the net asset value received upon redemption will be greater than that paid by a shareholder upon purchase.

         The Funds reserve the right to close an account that has dropped below $500 in value for a period of three months or longer other than as a result of a decline in the net asset value per share. Shareholders are notified at least 60 days prior to any proposed redemption and are invited to add to their account if they wish to continue as shareholders of the Fund.

TELEPHONE REDEMPTION

         Shareholders of the Funds will also be permitted to redeem fund shares by telephone. To redeem shares by telephone, call 1-800-697-3863 with your account name, account number and amount of redemption. Redemption proceeds will only be sent to a shareholder's address or a pre-authorized bank account of a commercial bank located within the United States as shown on the Transfer Agent's records. (Available only if established on the account application and if there has been no change of address by telephone within the preceding 15 days.)

         The Funds reserve the right to refuse a telephone redemption if they believe it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated by the Funds at any time upon notice to shareholders. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareholder is unable to contact the Transfer Agent by telephone, shares may also be redeemed by delivering the redemption request to the Transfer Agent.

         In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Funds and the Transfer Agent employ reasonable procedures to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to redeem or exchange by telephone will be required to provide their account number. All such telephone transactions will be tape recorded. The Tocqueville Funds may implement other procedures from time to time. If reasonable procedures are not implemented, the Funds and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions.


                             SHAREHOLDER PRIVILEGES

         SYSTEMATIC WITHDRAWAL PLAN. The funds offer a Systematic Withdrawal Plan for shareholders who own shares worth at least $10,000 at current net asset value of any Fund. Under the Systematic Withdrawal Plan, a fixed sum (minimum $500) will be distributed at regular intervals (on any day, either monthly or quarterly). In electing to participate in the Systematic Withdrawal Plan, investors should realize that within any given period the appreciation of their investment in a particular Fund may not be as great as the amount withdrawn. A shareholder may vary the amount of frequency of withdrawal payments or temporarily discontinue them by notifying Firstar Trust Company at 1-800-697-3863. The Systematic Withdrawal Plan does not apply to shares of any Fund held in Individual Retirement Accounts or defined contribution retirement plans. For additional information or to request an application please call Firstar Trust Company at 1-800-697-3863.

         EXCHANGE PRIVILEGE. Subject to certain conditions, shares of a Fund may be exchanged for the shares of another Fund of The Tocqueville Trust at such Fund's then current net asset value. No initial sales charge is imposed on the shares being acquired through an exchange. The dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Fund acquired through such exchange. You should note that any such exchange, which may only be made in states where shares of the Funds of The Tocqueville Trust are qualified for sale, may create a gain or loss to be recognized for federal income tax purposes. Exchanges must be made between accounts having identical registrations and addresses. Exchanges may be authorized by telephone. In order to protect itself and shareholders from liability for unauthorized or fraudulent telephone transactions, each Fund will use reasonable procedures in an attempt to verify the identity of a person making a telephone exchange request. Each Fund reserves the right to refuse a telephone exchange request if it believes that the person making the request is not the record owner of the shares being exchanged, or is not authorized by the shareholder to request the exchange. Shareholders will be promptly notified of any refused request for a telephone exchange. As long as these normal identification procedures are followed, neither the Funds nor their agents will be liable for loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone exchange privilege. You will not automatically be assigned this privilege unless you check the box on the Purchase Application which indicates that you wish to have the privilege. The exchange privilege may be modified or discontinued at any time.

         Shareholders may also exchange shares of any or all of an investment in the Funds for shares of the Portico Money Market Fund, the Portico Tax-Exempt Money Market Fund, or the Portico U.S. Government Fund (collectively the "Money Market Funds"). This Exchange Privilege is a convenient way for shareholders to buy shares in a money market fund in order to respond to changes in their goals or market conditions. Before exchanging into the Money Market Funds, shareholders must read the Portico Money Market Funds' Prospectus. To obtain the Money Market Funds' Prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-800-697-3863. The Transfer Agent charges a $5 fee for each telephone exchange which will be deducted from the investor's account from which the funds are being withdrawn prior to effecting the exchange. There is no charge for exchange transactions that are requested by mail. Use of the Exchange Privilege is subject to the minimum purchase and redemption amounts set forth in the Prospectus for the Money Market Funds. All accounts opened in a Money Market Fund as a result of using the Exchange Privilege must be registered in the identical name and taxpayer identification number as a shareholder's existing account with the Funds.

         For purposes of the Exchange Privilege, exchanges into and out of the Money Market Funds will be treated as shares owned in the Funds. For example, if an investor who owned shares in any one of the Funds moved an investment from one of the Funds to one of the Money Market Funds and then decided at a later date to move the investment back to one of the Funds, he or she would be deemed, once again, to own shares of one of the Funds and may do so without the imposition of any additional sales charges, so long as the investment has been continuously invested in shares of the Money Market Fund during the period between withdrawal and reinvestment.

         Remember that each exchange represents the sale of shares of one fund and the purchase of shares of another. Therefore, shareholders may realize a taxable gain or loss on the transaction. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange. The Distributor is entitled to receive a fee from the Money Market Funds for certain support services at the annual rate of .20 of 1% of the average daily net asset value of the shares for which it is the holder or dealer of record. Because excessive trading can hurt the Funds' performance and shareholders, the Funds reserve the right to temporarily or permanently limit the number of exchanges or to otherwise prohibit or restrict shareholders from using the Exchange Privilege at any time, without notice to shareholders. In particular, a pattern of exchanges with a "market timing" strategy may be disruptive to the Funds and may thus be restricted or refused. Excessive use of the Exchange Privilege is defined as more than five exchanges per calendar year. The restriction or termination of the Exchange Privilege does not affect the rights of shareholders to redeem shares, as discussed in the Prospectus.

         The Money Market Funds are managed by Firstar Investment Research and Management Company, an affiliate of Firstar Trust Company. The Portico Funds, including the Money Market Funds, are unrelated to The Tocqueville Trust.

         CHECK REDEMPTION. A shareholder may request on the Purchase Application or by later written request to establish check redemption privileges for any of the Funds. The Redemption Checks ("Checks") will be drawn on the applicable Fund in which the investor has made an investment. Checks will be sent only to the registered owner(s) and only to the address of record. Checks may be made payable to the order of any person in the amount of $250 or more. Dividends are earned until the Check clears the Transfer Agent. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause the particular Fund involved to redeem a sufficient number of the investor's shares to cover the amount of the Check. Checks will not be returned to shareholders after clearance. The initial checkbook is free, additional checkbooks are $5. The fee for additional checkbooks will be deducted from the shareholder's account. There is no charge to the investor for the use of the Checks; however, the Transfer Agent will impose a $20 charge for stopping payment of a Check upon the request of the investor, or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. Because dividends on each Fund accrue daily, Checks may not be used to close an account, as a small balance is likely to result.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly by [check Government Fund]. The Funds also distribute net capital gains (if any) annually. Dividends and distributions of shares may be reinvested at net asset value without an initial sales charge. Shareholders should indicate on the purchase application whether they wish to receive dividends and distributions in cash. Otherwise, all income dividends and capital gains distributions are automatically reinvested in the Fund making the distribution at the next determined net asset value unless the Transfer Agent receives written notice from an individual shareholder prior to the record date, requesting that the distributions and dividends be distributed to the investor in cash.

         TAX MATTERS. [TO BE UPDATED.] Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. It is each Fund's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code so that the Fund will satisfy the distribution requirement of Subchapter M and not be subject to federal income taxes or the 4% excise tax. If a Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all of its taxable income (including any capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from a Fund's net long-term capital gains) to the extent of that Fund's current and accumulated earnings and profits.

         Distributions by a Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are generally taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes. Because it is anticipated that the investment income of The Tocqueville International Value Fund and The Tocqueville Government Fund will not include dividends from domestic corporations, none of the ordinary income dividends paid by such Fund should qualify for the 70% dividends-received deduction for corporate shareholders. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his shares.

         Portions of each Fund's investment income may be subject to foreign income taxes withheld at the source. The economic effect of such withholding taxes or the total return of each Fund cannot be predicted. The Tocqueville International Value Fund may elect to "pass through" to its shareholders these foreign taxes, in which event each shareholder will be required to include their pro rata portion thereof in their gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit for such amount.

         Distributions by a Fund to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. In general, distributions by a Fund are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made or deemed made during the year, including any amount of foreign taxes "passed through", will be sent to shareholders promptly after the end of each year if the Fund so designates. A shareholder who purchases shares of a Fund just prior to the record date will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase may have reflected the amount of such dividend.

         A shareholder will recognize gain or loss upon the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Any loss recognized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss recognized upon a taxable disposition of shares of a Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

         Ordinary income dividends paid to non-resident alien or foreign entity shareholders generally will be subject to United States withholding tax at a rate of 30% (or lower rate under an applicable treaty). Foreign shareholders are urged to consult their own tax advisers concerning the applicability of United States withholding taxes.

         Under the backup withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on ordinary income dividends, capital gain dividends and redemption payments made by the Funds. In order to avoid this backup withholding, a shareholder must provide the Funds with a correct taxpayer identification number (which for most individuals is their Social Security number) and certify that it is a corporation or otherwise exempt from or not subject to backup withholding.

         The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, a prospective shareholder should also review the more detailed discussion of federal income tax considerations relevant to the Funds that is contained in the Statement of Additional Information. In addition, each prospective shareholder should consult with his own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes which may differ from the federal income tax consequences described above.]


                             PERFORMANCE CALCULATION

         Each Fund may from time to time include yield information in advertisements or information furnished to existing or proposed shareholders. Each Fund's yield is computed by dividing the Fund's net investment income per share during a base period of 30 days, or one month, by the net asset value per share of the Fund on the last day of such base period. The resulting 30-day yield is then annualized pursuant to the bond equivalent annualization method described below. Each Fund's net investment income per share is determined by dividing the Fund's net investment income during the base period by the average number of shares of the Fund entitled to receive dividends during the base period. The Fund's 30-day yield (computed as described above) is then annualized by a computation that assumes the Fund's net investment income is earned and reinvested for a six-month period at the same rate as during the 30-day base period and that the resulting six-month income will again be generated over an additional period of six months.

         Each Fund may also advertise from time to time its taxable equivalent yield. A Fund's taxable equivalent yield is determined by dividing that portion of the Fund's yield (calculated as described above) that is tax-exempt by one minus the stated marginal Federal income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

         Each Fund may also furnish to existing or prospective shareholders information concerning the average annual total return on an investment in the Fund for a designated period of time. The average annual total return quotation for a given period is computed by determining the average annual compounded rate of return that would cause a hypothetical investment made on the first day of the designated period (assuming all dividends and distributions are reinvested) to equal the resulting net asset value of such hypothetical investment on the last day of the designated period.

         The yield and average annual total return quotations of a Fund do not take into account any required payments for Federal or state income taxes.

         Each Fund's yield and average annual total return will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. These factors and possible differences in the methods used in calculating yields and returns should considered when comparing a Fund's performance information to information published with respect to other investment companies and other investment vehicles. Yield and return quotations should also be considered relative to changes in the value of a Fund's shares and the risks associated with the Fund's investment objective and policies. At any time in the future, yield and return quotations may be higher or lower than past yield or return quotations, and there can be no assurance that any historical yield or return quotation will continue in the future.

         Each Fund may also include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc. and Morningstar, Inc., or other industry publications.

         The Money Market Fund may from time to time advertise the Fund's yield and effective yield. The Fund's yield refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during the seven-day period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

         The Money Market Fund may also from time to time advertise its taxable equivalent yield and taxable equivalent effective yield. The Fund's taxable equivalent yield is determined by dividing that portion of the Fund's yield (calculated as just described) that is tax-exempt by one minus a stated marginal federal income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The Fund's taxable equivalent effective yield is determined in a similar manner.

         The Government Fund may also quote its distribution rate and/or its effective distribution rate in sales literature or other shareholder communications. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the assumed reinvestment. The Fund's distribution rate may differ from its yield because the distribution rate may contain items of capital gain and the other items of income.

         For more  information  regarding  the  computation  of yield or average
annual  total  return  quotations,   see  the  Funds'  Statement  of  Additional
Information.


               ORGANIZATION AND DESCRIPTION OF SHARES OF THE TRUST

         The Trust was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts. The Trust's Declaration of Trust filed September 17, 1986, permits the Trustees to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share in an unlimited number of series of shares. On August 19, 1991, the Declaration of Trust was amended to change the name of the Trust to "The Tocqueville Trust," and on August 4, 1995, the Declaration of Trust was amended to permit the division of a series into classes of shares. Each share of beneficial interest has one vote and shares equally in dividends and distributions when and if declared by a Fund and in a Fund's net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. There are no preemptive or conversion rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for trustees can elect all trustees and the remaining shareholders would not be able to elect any trustees. The Board of Trustees may classify or reclassify any unissued shares of the Trust into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

         There will not normally be annual shareholder meetings. Shareholders may remove Trustees from office by votes cast at a meeting of shareholders or by written consent.


               CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT

         Firstar Trust Company serves as custodian for the portfolio securities and cash of and Transfer and Dividend Paying Agent for the Funds, and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Trust. Its mailing address is 615 East Michigan Street, Milwaukee, WI 53202. The Chase Manhattan Bank serves as custodian for the portfolio securities and cash of The Tocqueville International Value Fund.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS

         Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, N.Y. 10022, is counsel for the Trust. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, N.Y. 10017-2416, has been appointed independent accountants for the Trust.


                              SHAREHOLDER INQUIRIES

         Shareholder inquiries should be directed to The Tocqueville Trust c/o Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202,
Attention: [name of Fund], or may be made by calling 1-800- 697-3863.


                                OTHER INFORMATION

         This Prospectus omits certain information contained in the registration statement filed with the Securities and Exchange Commission. Copies of the registration statement, including items omitted herein, may be obtained from the Commission by paying the charges prescribed under its rules and regulations. The Statement of Additional Information included in such registration statement may be obtained without charge from the Trust.

         No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and information or representations not herein contained, if given or made, must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer or solicitation in any jurisdiction in which such offering may not lawfully be made.

         The Code of Ethics of the Investment Advisor and the Funds prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. Both organizations maintain careful monitoring of compliance with the Code of Ethics.

                                   APPENDIX A

                      DESCRIPTION OF MUNICIPAL BOND RATINGS

                          STANDARD & POOR'S CORPORATION

                                       AAA

         This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                       AA

         Bonds rated AA also qualify as high quality debt obligations. Capacity to repay principal and pay interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

                                        A

         Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than are bonds in higher rated categories.

                                       BBB

         Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                 BB, B, CCC, CC

         Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                        C

         The rating C is reserved for income bonds on which no interest is being paid.

                                        D

         Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (\'96): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         MOODY'S INVESTORS SERVICE, INC.

                                       Aaa

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
Note: Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 and Baa1.

                                        A

         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

         Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

         Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

INVESTMENT ADVISOR
Tocqueville Asset Management L.P.
1675 Broadway
New York, New York  10019                            Series of
Telephone: (212) 698-0800                            The Tocqueville Trust
Telecopier: (212) 262-0154

DISTRIBUTOR
Tocqueville Securities L.P.
1675 Broadway
New York, New York  10019
Telephone: (212) 697-3863
                                                     _______________, 1997

SHAREHOLDERS' SERVICING,
CUSTODIAN AND TRANSFER AGENT                         Prospectus
Firstar Trust Company
615 East Michigan Street
Milwaukee, Wisconsin 53202
Telephone: (800) 697-3863

BOARD OF TRUSTEES
Francois Sicart -- Chairman
Bernard F. Combemale
James B. Flaherty
Inge Heckel
Robert W. Kleinschmidt
Francois Letaconnoux

STATEMENT OF ADDITIONAL INFORMATION - __________, 1997

                              THE TOCQUEVILLE TRUST

                      THE TOCQUEVILLE CALIFORNIA MUNI FUND
                 THE TOCQUEVILLE HIGH-YIELD MUNICIPAL BOND FUND
                       THE TOCQUEVILLE NEW YORK MUNI FUND
                   THE TOCQUEVILLE TAX-FREE MONEY MARKET FUND
              THE TOCQUEVILLE U.S. GOVERNMENT STRATEGIC INCOME FUND

      This Statement of Additional Information is not a prospectus. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus and should be read in conjunction with the Tocqueville Trust's current Prospectus, copies of which may be obtained by writing The Tocqueville Trust, c/o Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202 or calling (800) 697-3863.

      This Statement of Additional Information relates to the Tocqueville Trust's Prospectus which is dated _________, 1997.

                                TABLE OF CONTENTS
                                                                          PAGE
                                                                          ----

Investment Policies and Risks.............................................. __
Investment Restrictions.................................................... __
Management................................................................. __
Investment Advisor and Investment Advisory Agreements.....................  __
Distribution Plans......................................................... __
Administrative Services Agreement.........................................  __
Portfolio Transactions and Brokerage....................................... __
Allocation of Investments.................................................. __
Computation of Net Asset Value............................................. __
Purchase and Redemption of Shares.......................................... __
Tax Matters................................................................ __
Performance Calculation.................................................... __
General Information........................................................ __
Reports.................................................................... __
Financial Statements....................................................... __

    The Tocqueville Trust (the "Trust") is a Massachusetts business trust that currently consists of nine separate series (each, a "Fund," and collectively, the "Funds"). Each Fund is an open-end management investment company with a different investment objective. This Statement of Additional Information relates to the following five Funds only: The Tocqueville California Muni Fund, The Tocqueville High-Yield Municipal Bond Fund, The Tocqueville New York Muni Fund, The Tocqueville Tax-Free Money Market Fund and The Tocqueville U.S. Government Strategic Income Fund. The Tocqueville California Muni Fund's (the "California Fund") investment objective is to provide investors with as high a level of income that is excluded from gross income for federal income tax purposes and exempt from California personal income tax as is consistent with the preservation of capital. The Tocqueville High-Yield Municipal Bond Fund's (the "High-Yield Fund") investment objective is to provide a high level of current income exempt from federal income taxes through investment in a portfolio of lower quality municipal bonds. The Tocqueville New York Muni Fund's (the "New York Fund") investment objective is to provide a high level of income that is excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes and is consistent with the preservation of capital. The Tocqueville Tax-Free Money Market Fund's (the "Money Market Fund") investment objective is to provide as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and liquidity. The Tocqueville U.S. Government Strategic Income Fund's (the "Government Fund") investment objective is to provide high current income with minimum risk of principal and relative stability of net asset value. In each Fund, there is minimal emphasis on capital appreciation. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Funds should be made without first reading the Funds' Prospectus.

                         INVESTMENT POLICIES AND RISKS

    The following descriptions supplement the investment policies of each Fund set forth in the Prospectus. Each Fund's investments in the following securities and other financial instruments are subject to the investment policies and limitations described in the Prospectus and this Statement of Additional Information.

    MUNICIPAL BONDS - NEW YORK FUND, HIGH-YIELD FUND AND CALIFORNIA FUND

    Municipal bonds are long-term debt obligations, generally with a maturity at the time of issuance of greater than three years, of states and their political subdivisions issued to obtain funds for various public purposes, including construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospital, mass transportation, schools, streets and water and sewer works. Other purposes for which municipal bonds may be issued include refunding outstanding obligations; obtaining funds for general operating expenses; or obtaining funds to lend to public or private institutions for construction of such facilities as educational, hospital and housing facilities. In addition, certain types of bonds may be issued by public authorities to finance privately operated housing facilities, sports facilities, convention or trade show facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Other types of qualified private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal bonds, although current Federal tax laws place substantial limitations on the size of such issues.

    The two principal classifications of municipal bonds are general obligation and revenue bonds. General obligation bonds are secured by the issuer's pledge of faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue sources such as from the user of the facility being financed. Qualified private activity bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal and interest on such bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    MUNICIPAL NOTES - NEW YORK FUND AND CALIFORNIA FUND

    Municipal notes are short-term obligations, generally with a maturity at the time of issuance of from six months to three years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, and project notes. Tax anticipation notes are sold to provide working capital to states and municipalities in anticipation of collection of taxes. Bond anticipation notes are issued to provide funds temporarily in anticipation of a bond sale. Revenue anticipation notes are sold in expectation of receipt of other revenues, such as funds under the Federal Revenue Sharing Program. Project notes are issued by local agencies in connection with such programs as construction of low-income housing in order to provide construction financing prior to permanent financing. Project notes are guaranteed by the U.S. Department of Housing and Urban Development and consequently are secured by the full faith and credit of the United States. Municipal notes also include obligations issued at a discount, frequently referred to as municipal commercial paper, which are likely to be issued to meet seasonal working capital needs of a municipality or to provide interim construction financing and are to be paid from general revenues of the municipality or refinanced with long-term debt. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements, or other credit facility agreements offered by banks or other institutions. A Fund would be able to draw on these agreements on a default under the terms of the documents of the security.

    VARIABLE RATE  INSTRUMENTS - NEW YORK FUND,  HIGH-YIELD  FUND AND CALIFORNIA
    FUND

    Municipal bonds and notes are sometimes issued with a variable interest rate ("variable rate instruments"). The interest rate on variable rate instruments is usually tied to an objective standard, such as the 90-day Treasury Bill rate or the prime rate of a bank involved in the financing. Prime rates can change daily; the auction for 90-day Treasury Bill rates is held weekly. In addition to having a variable interest rate, any such instruments are subject to repayment of principal on demand by a Fund, usually in not more than five business days. Both the variable rate feature and the principal repayment on demand feature tend to reduce fluctuations in the price of variable rate instruments; these instruments are generally of interest and sold to institutional investors. Also available are participation interests in loans to municipal issuers, which are similar except that these loan participations are made available through a commercial bank that arranges the tax-exempt loan. Participation interests are frequently backed by an irrevocable bank letter of credit or a guarantee by a financial institution and give a Fund the right to demand, on short notice (usually not more than seven days), payment of all or any part of the principal amount and accrued interest. The Board of Trustees will determine whether the participation interest in the municipal securities meets a Fund's prescribed quality standards. The Investment Advisor has been instructed by the Board of Trustees to monitor the pricing, quality and liquidity of any variable rate demand instruments held, including participation interests supported by letters of credit or guarantee, on the basis of published financial information and reports of the rating agencies and other analytical sources. The Investment Advisor will also monitor the creditworthiness of the guarantor. Banks retain fees for their role in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased. In the event that the participation interest that a Fund acquires includes the right to demand payment of principal and accrued interest from the issuer of the participation interest pursuant to a letter of credit or other commitment, the maturity will be deemed to be equal to the time remaining until the principal amount can be recovered from the issuer through demand, although the stated maturity may be in excess of one year. To the extent that variable rate instruments and loan participations may lack liquidity (unless payable on demand or within seven days), they are subject to the restriction on illiquid securities, described herein under the caption "Investment Restrictions."

    LOWER RATED SECURITIES - NEW YORK FUND AND CALIFORNIA FUND

    Downgraded securities that are retained in the California Fund's investment portfolio and the lower quality securities in which the New York Fund may invest (i.e., those rated lower than Baa by Moody's or BBB by S&P, Fitch or Duff or determined by the Investment Advisor to be a comparable quality if unrated) generally produce a higher current yield than do securities of higher ratings. However, these obligations are considered speculative because they involve greater price volatility and risk than do higher rated securities and the yields on these securities will tend to fluctuate over time. Although the market value of all fixed-income securities varies as a result of changes in prevailing interest rates (e.g., when interest rates rise, the market value of fixed-income securities can be expected to decline), values of lower rated securities tend to react differently than the values of higher rated securities. The prices of lower rated securities are less sensitive to changes in interest rates than higher rated securities. Conversely, lower rated securities also involve a greater risk of default by the issuer in the payment of principal and income and are more sensitive to economic downturns and recessions than higher rated securities. The financial stress resulting from an economic downturn could have a greater negative effect on the ability of issuers of lower rated securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. In the event of an issuer's default in payment of principal or interest on such securities, or any other securities in a Fund's portfolio, the net asset value of the Fund will be negatively affected. Moreover, as the market for lower rated securities is a relatively new one which has not yet been tested through a recession, a severe economic downturn might increase the number of defaults, thereby adversely affecting the value of all outstanding lower rated municipal bonds and disrupting the market for such securities. Securities purchased by a Fund as part of an initial underwriting present an additional risk due to their lack of market history. These risks are exacerbated with respect to securities rated CCC or lower by S&P, Fitch or Duff or Caa or lower by Moody's. Unrated securities generally carry the same risks as do lower rated securities.

    The Funds may continue to hold lower rated securities that are structured as zero coupon or pay-in-kind bonds. Such securities may be more speculative and subject to greater fluctuation in value due to changes in interest rates than lower rated, income-bearing securities. In addition, zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Fund may realize no return on its investment, because these securities do not pay cash interest. Zero coupon, or deferred interest, securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind securities are securities that pay interest through the issuance of additional securities. Holders of zero coupon securities are considered to receive each year the portion of the original issue discount on such securities that accrues that year and must include such amount in gross income, even though the holders receive no cash payments during the year. Consequently, as a Fund is accruing original issue discount on these securities prior to the receipt of cash payment, it is still subject to the requirement that it distribute substantially all of its income to its shareholders in order to qualify as a "regulated investment company" under applicable tax law. Therefore, such Fund may have to dispose of its portfolio securities under disadvantageous circumstances or leverage itself by borrowing to generate the cash necessary to satisfy its distribution requirements.

    Lower rated securities are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of lower rated securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many lower rated securities may not be as liquid as Treasury and investment grade securities. The ability of the Fund to sell lower rated securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Moreover, the ability of the Fund to value lower rated securities becomes more difficult, and judgment plays a greater role in valuation, as there is less reliable, objective data available with respect to such securities that are thinly traded or illiquid.

    Because investors may perceive that there are greater risks associated with medium to lower rated securities, the yields and prices of such securities may tend to fluctuate more than those for securities with a higher rating. Changes in perception of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner in the lower quality segments of the fixed-income securities market than do changes in higher quality segments of such market, resulting in greater yield and price volatility.

    The general legislative environment has included discussions and legislative proposals relating to the tax treatment of high-yield securities. Any or a combination of such proposals, if enacted into law, could negatively affect the value of any high-yield securities in the Fund's portfolio. The likelihood of any such legislation is uncertain.

        Fund management believes that the risks of investing in such high-yielding securities may be minimized through careful analysis of prospective issuers. Although the opinion of ratings services such as Moody's, S&P, Fitch and Duff is considered in selecting portfolio securities, they relate to credit risk and evaluate the safety of the principal and the interest payments of the security, not their market value risk. Additionally, credit rating agencies may experience slight delays in updating ratings to reflect current events. The Funds rely, primarily, on their own credit analysis, which includes a study of the existing debt, capital structure, ability to service debts and to pay dividends, and the current trend of earnings for any issuer under consideration for a Fund's investment portfolio. This may suggest, however, that the achievement of a Fund's investment objective is more dependent on its proprietary credit analysis, than is otherwise the case for a fund that invests in higher quality securities.

    "WHEN-ISSUED" SECURITIES - HIGH-YIELD FUND AND MONEY MARKET FUND

    As described in the Prospectus under "Investment Objective, Policies and Risks" the Money Market Fund and High-Yield Fund may purchase new issues of tax-exempt securities on a "when-issued" basis. In order to invest the Funds' assets immediately, while awaiting delivery of securities purchased on a "when-issued" basis, short-term obligations that offer same day settlement and earnings will normally be purchased. Although short-term investments will normally be in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. When a commitment to purchase a security on a "when-issued" basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Because that policy currently recommends that an amount of the assets of each Fund equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, cash or high-quality debt securities sufficient to cover any commitments are always expected to be available. Nonetheless, such purchases may involve more risk than other types of purchases, as described in the Prospectus.

    WRITING CALL AND PUT OPTIONS - GOVERNMENT FUND

    Call and put options on various U.S. Treasury notes and U.S. Treasury bonds are listed and traded on Exchanges, and are written in over-the-counter transactions. Call and put options on Agencies are currently written or purchased only in over-the-counter transactions.

    PURPOSE. The principal reason for writing options is to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. Such current return can be expected to fluctuate because premiums earned from an option writing program and interest income yields on portfolio securities vary as economic and market conditions change. Actively writing options on portfolio securities is likely to result in the Government Fund having a substantially higher portfolio turnover rate than that of most other investment companies. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Government Fund.

    WRITING OPTIONS. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. The Government Fund writes call options either on a covered basis, or for cross-hedging purposes. A call option is covered if the Government Fund owns or has the right to acquire the underlying securities subject to the call option at all times during the option period. Thus the Government Fund may write options on Government Securities. An option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a security which the Government Fund owns or has the right to acquire. In such circumstances, the Government Fund will collateralize the option by maintaining in a segregated account with the Government Fund' Custodian, cash or Government Securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding.

    The purchaser of a put option pays a premium to the writer (i.e., the seller) for the right to sell the underlying security to the writer at a specified price during a certain period. The Government Fund would write put options only on a secured basis, which means that, at all times during the option period, the Government Fund would maintain in a segregated account with its Custodian, cash, money market instruments or high grade liquid debt securities in an amount of not less than the exercise price of the option, or would hold a put on the same underlying security at an equal or greater exercise price.

    CLOSING PURCHASE TRANSACTIONS AND OFFSETTING TRANSACTIONS. In order to terminate its position as a writer of a call or put option, the Government Fund could enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously written by the Government Fund. The Government Fund would realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. The Government Fund would also realize a gain if an option it has written lapses unexercised.

    The Government Fund can write options that are listed on an Exchange as well as options which are privately negotiated in over-the-counter transactions. The Government Fund can close out its position as a writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, the Government Fund could purchase an offsetting option, which would not close out its position as a writer, but would provide an asset of equal value to its obligation under the option written. If the Government Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has written, it will be required to maintain the securities subject to the call or the collateral securing the option until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.

    RISKS OF WRITING OPTIONS. By writing a call option, the Government Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option, the Government Fund might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

    PURCHASING CALL AND PUT OPTIONS

    The Government Fund may purchase either listed or over-the-counter options. The Government Fund may purchase call options to protect (i.e., hedge) against anticipated increases in the price of securities it wishes to acquire. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, the Government Fund could benefit from any significant increase in the price of the underlying security to a greater extent than if it had invested the same amount in the security directly. However, because of the very high volatility of option premiums, the Government Fund would bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.

    Conversely, put options may be purchased to protect (i.e., hedge) against anticipated declines in the market value of either specific portfolio securities or of the Government Fund's assets generally. The Government Fund will not purchase call or put options on securities if as a result, more than ten percent of its net assets would be invested in premiums on such options.

    INTEREST RATE FUTURES CONTRACTS

    The Government Fund may engage in transactions involving futures contracts and related options in accordance with the rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Government Fund would be exempt from registering as a "commodity pool."

    An interest rate futures contract is an agreement pursuant to which a party agrees to take or make delivery of a specified debt security (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills and GNMA Certificates) at a specified future time and at a specified price. Interest rate futures contracts also include cash settlement contracts based upon a specified interest rate such as the London Interbank Offering Rate for dollar deposits ("LIBOR").

    INITIAL AND VARIATION MARGIN. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, the Government Fund will be required to deposit with its Custodian in an account in the broker's name an amount of cash, money market instruments or liquid high-grade debt securities equal to not more than five percent of the contract amount. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Government Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

    For example, when the Government Fund has purchased a futures contract and the price of the underlying security has risen, that position will have increased in value, and the Government Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Government Fund has purchased a futures contract and the value of the underlying security has declined, the position would be less valuable, and the Government Fund would be required to make a variation payment to the broker.

    At any time prior to expiration of the futures contract, the Government Fund may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Government Fund, and the Government Fund realizes a loss or a gain.

    FUTURES STRATEGIES. When the Government Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Government Fund is not fully invested ("anticipatory hedge"). Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market is established. As individual securities are purchased, an equivalent amount of futures contracts can then be terminated by offsetting sales. The Government Fund may sell futures contracts in anticipation of, or during, a general market or market sector decline that may adversely affect the market value of the Government Fund's securities ("defensive hedge"). To the extent that the Government Fund's portfolio of securities changes in value in correlation with the underlying security, the sale of futures contracts would substantially reduce the risk to the Government Fund of a market decline and, by so doing, provide an alternative to the liquidation of securities positions in the Government Fund. Ordinarily, commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of Government Securities.

    Transactions will be entered into by the Government Fund only with brokers or financial institutions deemed creditworthy by the Investment Advisor. However, in the event of the bankruptcy of a broker through which the Government Fund engages in transactions in listed options, futures or related options, the Government Fund might experience delays and/or losses in liquidating open positions purchased and/or incur a loss of all or part of its margin deposits with the broker.

    SPECIAL RISKS ASSOCIATED WITH FUTURES TRANSACTIONS. There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.

    There may be an imperfect correlation (or no correlation) between movements in the price of the futures contracts and the securities being hedged. The risk of imperfect correlation increases as the composition of the securities being hedged diverges from the securities upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective. To compensate for the imperfect correlation, the Government Fund could buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the securities being hedged is greater than the historical volatility of the securities underlying the futures contract. Conversely, the Government Fund could buy or sell futures contracts in a lesser dollar amount than the dollar amount of securities being hedged if the historical volatility of the securities being hedged is less than the historical volatility of the securities underlying the futures contract. It is also possible that the value of futures contracts held by the Government Fund could decline at the same time as portfolio securities being hedged; if this occurred, the Government Fund would lose money on the futures contract in addition to suffering a decline in value in the portfolio securities being hedged.

    There is also the risk that the price of a futures contract may not correlate perfectly with movements in the securities underlying the futures contract due to certain market distortions. First, all participants in the futures market are subject to margin depository and maintenance requirements. Rather than meet additional margin depository requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures market and the securities underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of price distortion in the futures markets and because of the imperfect correlation between movements in futures contracts and movements in the securities underlying them, a correct forecast of general market trends by the Investment Advisor may still not result in a successful hedging transaction judged over a very short time frame.

    There is also the risk that futures markets may not be sufficiently liquid. Futures contracts may be closed out only on an Exchange or board of trade that provides a market for such futures contracts. Although the Government Fund intends to purchase or sell futures only on Exchanges and boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it may not be possible to close a futures position and, in the event of adverse price movement, the Government Fund would continue to be required to make daily payments of variation margin. Since the securities being hedged would not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Government Fund would lose the benefit of the appreciation in value of the securities.

    Successful use of futures is also subject to the Investment Advisor's ability to correctly predict the direction of movements in the market. For example, if the Government Fund hedges against a decline in the market and market prices instead advance, the Government Fund will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Government Fund has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so in order to meet the daily variation margin.

    The use of futures contracts to shorten the weighted average duration of the Government Fund's portfolio, while reducing the exposure of the Government Fund's portfolio to interest rate risk does subject the Government Fund's portfolio to basis risk. Basis refers to the relationship between a futures contract and the underlying security. In the case of futures contracts on U.S. Treasury Bonds, the contract specifies delivery of a "bench-mark" 8% 20 year U.S. Treasury Bond. Any outstanding treasury with a maturity of more than 15 years is deliverable against the contract, with the principal amount per contract adjusted according to a formula which takes into account the coupon and maturity of the treasury bond being delivered. This means that at any given time there is one treasury issue that is "the cheapest to deliver" against the contract. The supply and demand of the available float of treasury securities determines which treasury security is cheapest to deliver at any given time. This, combined with the supply and demand for futures relative to the underlying cash securities markets, causes the relationship between the cash security markets and the futures markets to exhibit perturbations of variance from an exact one-to-one correlation. The Government Fund could experience losses if the value of the prices of the futures positions the Government Fund has entered into are poorly correlated with the Government Fund's other investments.

    For example, on a day that the price on a treasury bond deliverable against the futures contract declined by ten points, the futures contract might decline by nine or eleven points. In this example, a nine point decline in the price of a futures contract would not fully offset the price decline in the cash security price. This would cause a downward fluctuation in the value of the Government Fund's portfolio. Likewise, a basis fluctuation whereby the futures prices fell more or rose less than the cash securities prices due to basis change would cause an upward fluctuation in the value of the Government Fund's portfolio.

    CFTC regulations require, among other things, (i) that futures and related options be used solely for bona fide hedging purposes (or that the underlying commodity value of the Government Fund's long futures positions not exceed the sum of certain identified liquid investments) and (ii) that the Government Fund not enter into futures and related options for which the aggregate initial margin and premiums exceed five percent of the fair market value of the Government Fund's assets. In order to minimize leverage in connection with the purchase of futures contracts by the Government Fund, an amount of cash, money market instruments or liquid high grade debt securities equal to the market value of the obligations under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian.

    OPTIONS ON FUTURES CONTRACTS

    The Government Fund may also purchase and write options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. As a writer of an option on a futures contract, the Government Fund would be subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by the Government Fund are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The Government Fund can purchase put options on futures contracts in lieu of, and for the same purpose as selling a futures contract. The purchase of call options on futures contracts would be intended to serve the same purpose as the actual purchase of the futures contract.

    RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS. In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on futures. The Investment Advisor will not purchase options on futures on any Exchange unless in the Investment Advisor's opinion, a liquid secondary Exchange market for such options exists. Compared to the use of futures, the purchase of options on futures involves less potential risk to the Government Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances, such as when there is no movement in the price of the underlying security, where the use of an option on a future would result in a loss to the Government Fund whereas the use of a future would not.

    FUTURES CONTRACTS  - HIGH-YIELD FUND

    The High-Yield Fund may enter into contracts for the future acquisition or delivery of fixed-income securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of the High-Yield Fund's securities or adversely affect the prices of long-term bonds which the High-Yield Fund intends to purchase at a later date (although the High-Yield Fund may engage in transactions in futures contracts for income purposes if Commodity Futures Trading Commission regulations on this issue change). If interest rates move in an unexpected manner, the High-Yield Fund will not achieve the anticipated benefits of Futures Contracts or may realize a loss.

    The High-Yield Fund intends to both purchase and write options on securities and Futures Contracts, within the limits described in the Prospectus. The market for options on tax-exempt securities is a new and developing one, and consequently the High-Yield Fund faces the risk that such options acquired by it may not be readily marketable. As the market for options on tax-exempt securities expands, the High-Yield Fund expects that its activities with respect to options will expand also (subject to any applicable investment restrictions).

    ADDITIONAL RISKS OF OPTIONS AND FUTURES TRANSACTIONS

    Each of the Exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Option positions of all investment companies advised by the Investment Advisor are combined for purposes of these limits. An Exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Funds may write.

    Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

    Certain additional risks relate to the fact that each Fund might purchase and sell options on mortgage-related securities. Since the remaining principal balance of mortgage-related securities declines each month as a result of mortgage payments, if a Fund has written a call and is holding such securities as "cover" to satisfy its delivery obligation in the event of exercise, it may find that the securities it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Fund would purchase additional mortgage-related securities from the same pool (if obtainable) or replacements in the cash market in order to maintain its cover. A mortgage-related security held by the Fund to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decrease in the coupon rate at which new pools are originated. If this should occur, the option would no longer be covered, and the Fund would either enter into a closing purchase transaction or replace the mortgage-related security with one which represents cover. In either case, the Fund may realize an unanticipated loss and incur additional transactions costs.

    STANDBY COMMITMENTS - MONEY MARKET FUND

    The Money Market Fund may acquire standby commitments with respect to Municipal Bonds held in its portfolio. A standby commitment is an agreement in which a dealer agrees to purchase, at the Fund's option, specified Municipal Bonds at specified prices. The total amount paid by the Fund for outstanding standby commitments it holds will not exceed 1/2 of 1% of the Fund's total assets calculated immediately after each standby commitment is acquired. The acquisition of a standby commitment will not affect the valuation of the underlying security, which will continue to be valued in accordance with the amortized cost method. See "Computation of Net Asset Value" below. The actual standby commitment will be valued at zero in determining net asset value. The cost of the standby commitment will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

    OTHER INFORMATION

    A portion of the New York Fund's assets may be invested in qualified hospital bonds. Such bonds are rated on the basis of feasibility studies that project occupancy levels, revenues and expenses. The gross receipts and income of hospitals are affected by many future events and conditions (including among other things, demand for hospital services, the ability of the hospital to provide such services, competition, actions by insurers and governmental agencies, the cost and possible unavailability of malpractice insurance, and the funding of medicare and medicaid programs), whose effects are often difficult to predict. Changes or future developments in all of the foregoing areas may have an adverse effect on the price or marketability of such bonds.

    A part of the New York Fund's assets may be invested in obligations of state and local housing authorities. Such obligations are not part of the general obligations of the state or the municipality in question. To a large extent, such obligations are generally supported by Federal housing subsidy programs. Any weakness in such programs or their administration, or the failure by a state or local housing authority to meet the qualifications required for coverage under such programs, may result in a decrease or the elimination of such Federal subsidies and could adversely affect payment of principal and interest on housing authority bonds. These factors as well as general economic factors affecting housing in general could cause a decrease in the value or marketability of such bonds.

    A portion of the New York Fund's assets may be invested in municipal obligations that are moral obligation bonds issued by agencies and authorities of the State of New York (i.e., issued pursuant to the municipality's good faith and credit to pay principal and interest). Under the statutes applicable to such bonds, the State may be called on to restore any deficits in capital reserve funds of such agencies or authorities created with respect to the bonds. Any such restoration requires appropriation by the state legislature for such purposes, and accordingly, the statutes do not constitute legally enforceable obligations or debt of the State. The agencies or authorities in question have no taxing power, and on a default by such agencies or authorities, there are no guarantees that payments of principal and interest will be met.

    PORTFOLIO MANAGEMENT

    The High-Yield Fund intends to fully manage its portfolio by buying and selling securities, as well as holding securities to maturity. In managing its portfolio, the High-Yield Fund seeks to take advantage of market developments and yield disparities, which may include use of the following strategies:

        (1) shortening the average maturity of its portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal;

        (2) lengthening the average maturity of its portfolio in anticipation of a decline in interest rates so as to maximize tax-exempt yield;

        (3) selling one type of debt security (e.g., revenue bonds) and buying another (e.g., general obligation bonds) when disparities arise in the relative values of each; and

        (4) changing from one debt security to an essentially similar debt security when their respective yields appear distorted due to market factors.

    The  High-Yield  Fund  engages  in  portfolio   trading  if  it  believes  a
transaction, net of costs (including custodian charges), will help in achieving its investment objective.

    The California Fund may invest up to 100% of its assets in qualified private activity bonds, and accordingly, the California Fund's shares may not be an appropriate investment for "substantial users" of facilities financed by industrial development bonds or for investors who are "related persons" to such users. Generally, an individual will not be a "related person" under the Internal Revenue Code of 1986, as amended (the "Code") unless he or his immediate family (spouse, brothers, sisters, ancestors and lineal descendants) own directly or indirectly in the aggregate more than (i) 50% in value of the outstanding stock of a corporation or (ii) 50% of the capital or profits interest in a partnership which is a "substantial user" of a facility financed from the proceeds of industrial development bonds. "Substantial user" of such facilities is defined generally in Section 1.103-11(b) of the Treasury Regulations as a "nonexempt person who regularly uses a part of [a] facility" financed from the proceeds of a qualified private activity bond in his trade or business.

CONCLUSION

    Unlike the fundamental investment objective of each Fund set forth above and the investment restrictions set forth below which may not be changed without shareholder approval, the Funds have the right to modify the investment policies described above without shareholder approval.

                             INVESTMENT RESTRICTIONS

        The following fundamental policies and investment restrictions have been adopted by the Funds and, except as noted, such policies and restrictions cannot be changed without approval by the vote of a majority of the outstanding voting shares of a Fund which, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

        THE CALIFORNIA FUND MAY NOT:

        (1) Invest in securities other than the municipal obligations described in the Fund's Prospectus under "Investment Objective and Policies".

        (2) Make short sales of securities or purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities.

        (3) Borrow money, except from banks, and only in an amount not to exceed 20% of the Fund's total assets, with such value determined at the time of borrowing, excluding the amount borrowed.

        (4) Pledge, assign or otherwise encumber its assets, except that the Fund may pledge securities having a market value determined at the time of pledge of up to 10% of the value of its total assets for the purpose of securing the borrowings referred to in restriction (3) above.

        (5) Underwrite securities, except to the extent that the purchase of municipal obligations directly from an issuer may be deemed to be an underwriting, or purchase any securities as to which registration under the Securities Act of 1933 would be required for resale to the public.

        (6) Make loans of money or securities, except that the purchase of a portion of an issue of publicly-distributed debt securities is not considered the making of a loan.

        (7) Invest for the purpose of exercising control or management of another company.

        (8) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

        (9) Write puts, calls or combinations thereof, or purchase or sell commodities or commodity futures contracts.

        (10) Purchase or sell real estate, although the Fund may purchase municipal obligations secured by interest in real estate.

        (11) Purchase industrial revenue bonds if, as a result, more than 5% of the Fund's total assets would be invested in industrial revenue bonds where payment of principal and interest would be the responsibility of companies with less than three years of operating history.

        (12) Purchase or retain the securities of any one issuer if officers or Trustees of the Fund or the Fund's investment adviser beneficially owning more than 1/2 of the 1% of the securities of the issuer together beneficially own more than 5% of the securities of the issuer.

        (13) Issue senior securities, as defined in the 1940 Act, except to the extent the Fund may be deemed to have issued securities by reason of any borrowings permitted by restriction (3) or by purchasing securities on a when-issued or delayed delivery basis.

        (14) Invest 25% or more of the value of its respective total assets in securities of nongovernmental issuers in the same industry. The identification of the issuer of the municipal obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor.

THE HIGH-YIELD FUND MAY NOT:

        (1) Issue senior securities;

        (2) Borrow money in an amount not exceeding 33 1/3% of the value of its total assets and subject to a 300% asset coverage requirement, or pledge, mortgage or hypothecate any of its assets, except to secure such permitted borrowings;

        (3) Underwrite securities issued by other persons, except insofar as the High-Yield Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

        (4)  Purchase  or  sell  real  estate  (including  limited   partnership
interests but excluding Municipal Bonds secured by real estate or interests therein) or interests in oil, gas or mineral leases;

        (5) Make loans to others except (i) through the use of repurchase agreements, provided that not more than 10% of its total assets are invested at any one time in repurchase agreements of more than one week in length or in other restricted or illiquid securities, (ii) through the lending of its portfolio securities in accordance with the limitations set forth in the Prospectus under "INVESTMENT OBJECTIVE AND POLICIES - Lending of Portfolio Securities" and (iii) that the purchase of debt securities in accordance with its investment policies shall not constitute loans for purposes of this restriction;

        (6) Purchase or retain the securities of any issuer, if, to the High-Yield Fund's knowledge, those individual officers, directors or trustees of the Fund, or of the investment advisor of the High-Yield Fund, who own beneficially own more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of the outstanding securities of such issuer;

        (7) Purchase securities, if, as a result of such purchase, 25% or more of its total assets would be invested in non-governmental industrial revenue bonds, the payment of the principal and interest on which are the responsibility of issuers in the same industry, provided that it may invest more than 25% of its total assets in industrial revenue bonds;

        (8) Make short sales of securities or purchase any securities or evidences of interests therein on margin, except that the High-Yield Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that the High-Yield Fund may make deposits on margin in connection with interest rate futures contracts;

        (9) Purchase or sell commodities or commodities contracts except financial futures and related options as described in the High-Yield Fund's Prospectus; or

        (10) Invest in securities which are restricted as to disposition under federal securities laws or for which there is not readily available market (i.e., market makers do not exist or will not entertain bids or offers).

    For purposes of the High-Yield Fund's investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal and interest on the security.

        OPERATING POLICIES. The High-Yield Series has adopted the following operating policies which are not fundamental and which may be changed without shareholder approval. The High-Yield Series may enter into repurchase agreements (a purchase of and a simultaneous commitment to resell a security at an agreed upon price on an agreed upon date) only with member banks of the Federal Reserve System and only if collateralized by U.S. Government securities. If the vendor of a repurchase agreement fails to pay the sum agreed to on the agreed upon delivery date, the High-Yield Series would have the right to sell the U.S. Government securities, but might incur a loss in so doing and in certain cases may not be permitted to sell the U.S. Government securities. As noted in paragraph (5) on page 5, the High-Yield Series may not invest more than 10% of its assets in repurchase agreements maturing in more than seven days. For purposes of the restriction in paragraph (2) above, collateral arrangements with respect to the writing of stock options, financial futures, options on financial futures and collateral arrangements with respect to margin requirements are not deemed to be a pledge of assets, and for purposes of the restriction in paragraph (1) above, neither such arrangements nor the purchase or sale of futures or purchase of related options are deemed to be the issuance of a senior security.

THE NEW YORK FUND MAY NOT:

        (1) Issue any senior security (as defined in the 1940 Act),  except that
(a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order;
(c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

        (2) Underwrite any issue of securities, except to the extent that the purchase of municipal obligations directly from the issuer, in accordance with the Fund's investment objective, policies and restrictions, may be deemed to be an underwriting.

        (3) Purchase or sell real estate. This restriction shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein.

        (4) Invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in whole or in part in such activities, may enter into transactions in financial and index futures contracts and related options and may engage in transactions on a when-issued or forward commitment basis.

        (5) Invest in oil, gas or thermal mineral exploration, or development programs.

        (6) Make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase debt instruments, including bonds, debentures, notes and municipal commercial paper; (b) enter into repurchase transactions; and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

        (7) Borrow money from banks (including its custodian bank) or from other lenders except to the extent permitted under applicable law, for temporary or emergency purposes, to meet redemptions or for purposes of leveraging, but only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Fund's assets fails to meet the 300% asset coverage requirement, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test. The Fund may enter into certain futures contracts and options related thereto and the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements.

        (8) Invest 25% or more of its total assets in securities of issuers in any one industry; provided, however, that such limitation shall not be applicable to municipal obligations other than those municipal obligations backed only by the assets and revenues of non-governmental users, nor shall it apply to municipal obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

           In addition to the foregoing, the New York Fund is subject to the following non-fundamental restrictions:

        (1) The Fund will not purchase a qualified private activity bond if as a result of such purchase more than 20% of the Fund's total assets, determined at market value at the time of the proposed investment, would be invested in qualified private activity bonds.

        (2) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 20% of the fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

        (3) The Fund will not invest more than 15% of its net assets in illiquid investments, including repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

        (4) The Fund will not make short sales of securities, other than short sales "against the box", or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

        Since the New York Fund may invest in qualified private activity bonds, its shares may not be an appropriate investment for "substantial users" of facilities financed by industrial development bonds (as defined in Treasury regulation section 1.103-11), or "related persons" to such users (within the meaning of Internal Revenue Code section 147(a)).

        The New York Fund, together with any of its "affiliated persons" (as described in the 1940 Act), may only purchase up to 3% of the total outstanding securities of any underlying investment company. Accordingly, when the Fund or such "affiliated persons" hold shares of any of the underlying investment companies, the Fund's ability to invest fully in shares of those investment companies is restricted, and the Investment Advisor must then, in some instances, select alternative investments that would not have been its first preference.

        The 1940 Act also provides that an underlying investment company whose shares are purchased by the Fund will be obligated to redeem shares held by the New York Fund and its affiliates only in an amount up to 1% of the underlying investment company's outstanding securities during any period of less than 30 days. Shares held by the Fund and its affiliates in excess of 1% of an underlying investment company's outstanding securities therefore will be considered not readily marketable securities, which together with other such illiquid securities may not exceed 15% of the Fund's net assets.

        In certain circumstances, an underlying investment company may determine to make payment of a redemption by the New York Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with rules of the Securities and Exchange Commission. In such cases, the Fund may hold securities distributed by an underlying investment company until the Investment Advisor determines that it is appropriate to dispose of such securities.

        There can be no assurance that funds for investing in municipal obligations will be available for investment. The New York Fund does not intend to invest in such funds unless, in the judgment of the Investment Advisor, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

        Where relevant in this Statement of Additional Information, the term "issuer" is defined as the entity which has either actually issued the security or which is ultimately responsible for payment of the obligation. For purposes of diversification of the Fund's investments, separate issues by the same issuer will be considered as distinct or diverse investments provided that such issues differ either with respect to collateral (i.e., the pledge of specific revenue or taxes standing as security for the payment of the obligation) or guarantor of ultimate payment.

THE MONEY MARKET FUND MAY NOT:

        (1) Purchase the securities of any issuer, if, as a result of such purchase, more than 25% of its total assets would be invested in non-governmental industrial revenue bonds, the payment of the principal and interest on which are the responsibility of issuers in the same industry, provided that it may invest more than 25% of its total assets in industrial revenue bonds, in banks or in U.S. government securities;

        (2) Borrow money, except to meet redemptions in amounts not exceeding 33 1/3% (taken at the lower of cost or current value) of its total assets (including the amount borrowed);

        (3) Commit more than 10% of its assets to illiquid securities, including repurchase agreements that mature in more than seven days;

        (4) Make short sales of securities;

        (5) Purchase securities on margin;

        (6) Write, purchase or otherwise invest in any put (except for standby commitments, as described in the Prospectus), call, straddle or spread option or buy or sell real estate, commodities or commodity futures contracts or invest in oil, gas or mineral exploration or development programs;

        (7) Make loans to any person, except by (a) the purchase of a debt obligation in which the Money Market Fund is permitted to invest and (b) engaging in repurchase agreements;

        (8) Knowingly purchase any security that is subject to legal or contractual restrictions on resale or for which there is no readily available market;

        (9) Purchase the securities of other investment companies or investment trusts, except as they may be acquired as part of a merger, consolidation or acquisition of assets;

        (10) Purchase or retain the securities of any issuer if any officer or Trustee of the Fund or of the Fund's investment advisor is an officer or director of such issuer and owns beneficially more than 1/2 of 1% of the securities of such issuer and all of the officers and Trustees of the Fund and of the Fund's investment advisor together own more than 5% of the securities of such issuer;

        (11) Act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities;

        (12) Invest in companies for the purpose of exercising control or management; or

        (13) Issue senior securities.

        For the purposes of the Money Market Fund's investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal and interest on the security.

THE GOVERNMENT FUND MAY NOT:

        (1) Purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, (i) more than 5% of the value of its total assets would be invested in such issuer, or (ii) it would own more than 10% of the outstanding voting securities of such issuer; except that up to 25% of the value of its total assets may be invested without regard to such limitations.

        (2) Invest 25% or more of its total assets in a single industry; provided, however, that such limitation shall not be applicable to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        (3) Issue senior securities, as defined in the 1940 Act, except to the extent such issuance might be involved with borrowings described under subparagraph (4) below or with respect to hedging and risk management transactions or the writing of options within limits described in the Government Fund's current Prospectus.

        (4) Borrow money, except for temporary or emergency purposes, or by engaging in reverse repurchase transactions, and then only in an amount not exceeding one-third of the Government Fund's total assets, including the amount borrowed. The Government Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings and reverse repurchase transactions. Collateral arrangements with respect to the Government Fund's permissible futures and options transactions, including initial and variation margin, are not considered to be a pledge of assets for purposes of this restriction.

        (5) Make loans of money or property to any person, other than by entering into repurchase agreements, and except to the extent the securities in which the Government Fund may invest are considered to be loans.

        (6) Buy any securities "on margin". Neither the deposit of initial or variation margin in connection with hedging and risk management transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

        (7) Sell any securities "short", write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except as described under the heading "Certain Investment Techniques and Policies" in the Government Fund's current Prospectus.

        (8) Act as an underwriter of securities, except to the extent the Government Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

        (9)  Make   investments  for  the  purpose  of  exercising   control  or
participation in management.

        (10) Invest in securities of other investment companies in an amount exceeding the limitations set forth in the 1940 Act and the rules thereunder, except as part of a merger, consolidation or other acquisition.

        (11) Invest in equity interests in oil, gas or other mineral exploration or development programs.

        (12) Purchase or sell real estate (but this shall not prevent investments in securities secured by real estate or interests therein), commodities or commodity contracts, except to the extent that financial futures and related options that the Government Fund may invest in are considered to be commodities or commodities contracts.

        (13) Invest more than 10% of the Government Fund's total assets in illiquid securities and repurchase agreements with remaining maturities in excess of seven days.

        PERCENTAGE RESTRICTIONS. If a percentage restriction on investment or utilization of assets set forth above is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities of the Fund will not be considered a violation of such policy.

                                   MANAGEMENT

        The overall management of the business and affairs of each Fund is vested with the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust or each Fund and persons or companies furnishing services to the Funds, including a Fund's agreement with an investment advisor, custodian and transfer agent. The day-to-day operations of the Funds are delegated to each Fund's officers subject always to the investment objectives and policies of each Fund and to general supervision by the Trust's Board of Trustees.

        The Trustees and officers and their principal occupations are noted below. Unless otherwise indicated the address of each Trustee and executive officer is 1675 Broadway, New York, New York 10019.

FRANCOIS DANIEL SICART,* CHAIRMAN, PRINCIPAL EXECUTIVE OFFICER AND TRUSTEE. Chairman and Chief Executive Officer, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P. from January, 1990 to present; Chairman and Chief Executive Officer, Tocqueville Asset Management Corp. from December, 1985 to January, 1990; Vice Chairman of Tucker Anthony Management Corporation, from 1981 to October 1986; Vice President (formerly general partner) and other positions with Tucker Anthony, Inc. from 1969 to January, 1990.

JAMES B. FLAHERTY, TRUSTEE. President and Partner, Troutbeck Conference Center and Country Inn from October, 1979 to present; Vice President, Leedsville Realty and Construction Corp. from 1980 to present; Associate Creative Director, Young and Rubicam Advertising, and Dentsu, Young and Rubicam from March, 1983 to February, 1985; Creative Director and Senior Vice President, Tinker Campbell Ewald from October, 1977 to November, 1980; Partner/owner of Freshfields
Restaurant, W. Cornell, CT; President/Creative Director of JBF Ltd., an advertising company.

INGE HECKEL, TRUSTEE. Management Consultant, 1988 to present; Executive Director, Princess Grace Foundation U.S.A. from June, 1986 to September, 1988; Vice President and Assistant Secretary, The Asia Society from September, 1984 to June, 1986; Executive Director, Metropolitan Boston Zoos from September, 1982 to July, 1984; President, Bradford College, Bradford, Massachusetts from September, 1979 to June, 1982; Trustee of Bradford College; Former Director and Chairman, Public Relations Committee, International Counsel of Museums (UNESCO); Former Director, BayBank/Merrimack Valley; Member, Art Advisory Board, Mount Holyoke College Art Museum.

ROBERT KLEINSCHMIDT,* PRESIDENT, PRINCIPAL OPERATING OFFICER AND TRUSTEE. President, Tocqueville Asset Management L.P. from January, 1994 to present and Managing Director from July, 1991 to January, 1994. Partner, David J. Greene & Co., May, 1978 to July, 1991. Assistant Vice President, Irving Trust Co., July, 1976 to May, 1978.

FRANCOIS LETACONNOUX,** TRUSTEE. President, Lepercq de Neuflize & Co. from July, 1993 to present; President, Lepercq, de Neuflize Securities Inc. (a registered broker-dealer) from May 1995 to present; Director, Lepercq 99 First Management Inc. from 1988 to present; Director, from 1988, and President, from May 1995, Lepercq de Neuflize & Co., Inc. (investment bank); Managing Director, Lepercq Capital Partners (real estate investment firm), from 1974 to present.

BERNARD F. COMBEMALE, TRUSTEE. Investment Management Consultant, 1981 to present; Chairman and Chief Executive Officer, Trusthouse Forte Inc., 1984 to 1988; Chairman of the Executive Committee & Director, Western World Insurance Company, 1981 to present; Director, Westco Holding Corporation, 1981 to present; Director, The French-American Foundation, 1980 to present; Trustee, The Princess Grace Foundation - U.S.A., 1980 to present.

JOSEPH COOPER, SECRETARY AND TREASURER. Vice President and Treasurer, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P. from January, 1990 to present. Vice President, Treasurer and Chief Financial Officer, Tocqueville Asset Management Corporation from December, 1985 to February, 1990. Self-employed as a public accountant.

KIERAN LYONS, VICE PRESIDENT AND PRINCIPAL FINANCIAL OFFICER. Chief Financial Officer, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P. from January, 1992 to present. Certified Public Accountant, Pegg & Pegg, February, 1985 to January, 1992.

----------
* Interested person of the Trust as defined in the 1940 Act, as an affliated person of Tocqueville Asset Management L.P.

** Interested person of the Trust, as defined in the 1940 Act, as an affliated person of Lepercq, de Neuflize Securities Inc., a broker-dealer registered under the Securities Exchange Act of 1934.

        Under the terms of the Massachusetts General Corporation Law, the Funds may indemnify any person who was or is a Trustee, officer or employee of each Fund to the maximum extent permitted by the Massachusetts General Corporation Law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Funds only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Board of Trustees, by a majority vote of a quorum which consists of Trustees who are neither "interested persons" of the Trust, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding, or (ii) if the required quorum is not obtained or if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by a Fund to any Trustee or officer of the Fund for any liability to a Fund or it shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

        The Funds do not pay direct remuneration to any officer of a Fund. For the fiscal year ended October 31, 1996, the Trust paid the "disinterested" Trustees an aggregate of $12,000; each disinterested Trustee received $750 per quarter, notwithstanding the number of Board Meetings and Audit Committee
Meetings attended. "Interested" Trustees do not receive Trustees' fees. The Trust did not reimburse Trustee expenses.

        The table below illustrates the compensation paid to each Trustee for the Trust's most recently completed fiscal year:

                                      Pension or       Estimated Annual Total
                                      Retirement       Benefits Upon    Compensation
                       Aggregate      Benefits Accrued Retirement       from Fund and
Name of Person,        Compensation   as Part of Fund                   Fund Complex
Position               from Fund      Expenses                          Paid to Trustees
---------------        ------------   ---------------  ---------------- ----------------
Francois Sicart            $0               $0              $0                 $0

Bernard F. Combemale   $3,000               $0              $0             $3,000

James B. Flaherty      $3,000               $0              $0             $3,000

Inge Heckel            $3,000               $0              $0             $3,000

Robert Kleinschmidt        $0               $0              $0                 $0

Francois Letaconnoux   $3,000               $0              $0             $3,000

              INVESTMENT ADVISOR AND INVESTMENT ADVISORY AGREEMENTS

        Tocqueville Asset Management L.P. (the "Investment Advisor"), 1675 Broadway, New York, New York 10019, acts as the Investment Advisor to each Fund under an investment advisory agreement (the "Agreement"). The Agreement provides that the Investment Advisor identify and analyze possible investments for each Fund, determine the amount and timing of such investments, and the form of investment. The Investment Advisor has the responsibility of monitoring and reviewing each Fund's portfolio, and, on a regular basis, to recommend the ultimate disposition of such investments. It is the Investment Advisor's responsibility to cause the purchase and sale of securities in each Fund's portfolio, subject at all times to the policies set forth by the Trust's Board of Trustees. In addition, the Investment Advisor also provides certain administrative and managerial services to the Funds.

        The Investment Advisor receives a fee from each Fund as follows:

Government Fund:

        Average Daily Net Asset Value                                 Annual Fee Payable
        -----------------------------                                 ------------------
Net asset value to $500,000,000                                                .50%
Net asset value of $500,000,000 or more
   but less  than $1,000,000,000                                               .40%
Net asset value of $1,000,000,000 or more                                      .30%


High-Yield Fund:

        Average Daily Net Asset Value                                 Annual Fee Payable
        -----------------------------                                 ------------------
Net asset value to $100,000,000                                                .80%
Net asset value of $100,000,000 or more but less than $200,000,000             .78%
Net asset value of $200,000,000 or more but less than $300,000,000             .76%
Net asset value of $300,000,000 or more but less than $400,000,000             .74%
Net asset value of $400,000,000 or more but less than $500,000,000             .72%
Net asset value of $500,000,000 or more                                        .70%


Money Market Fund; California Fund; New York Fund:

        Average Daily Net Asset Value                                 Annual Fee Payable
        -----------------------------                                 ------------------
Net asset value to $100,000,000                                                .50%
Net asset value of $100,000,000 or more but less than $200,000,000             .48%
Net asset value of $200,000,000 or more but less than $300,000,000             .46%
Net asset value of $300,000,000 or more but less than $400,000,000             .44%
Net asset value of $400,000,000 or more but less than $500,000,000             .42%
Net asset value of $500,000,000 or more                                        .40%

    Under the terms of the Agreement, each Fund pays all of its expenses (other than those expenses specifically assumed by the Investment Advisor and each Fund's distributor) including the costs incurred in connection with the maintenance of its registration under the Securities Act of 1933, as amended, and the 1940 Act, printing of prospectuses distributed to shareholders, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agents, expenses of outside counsel and independent accountants, preparation of shareholder reports, and expenses of Trustee and shareholder meetings.

    The Agreement may be terminated without penalty on 60 days' written notice by a vote of the majority of the Trust's Board of Trustees or by the Investment Advisor, or by holders of a majority of a Fund's outstanding shares. The Funds' Agreement will continue for two years from its effective date and from year-to-year thereafter provided it is approved, at least annually, in the manner stipulated in the 1940 Act. This requires that the Agreement and any renewal thereof be approved by a vote of the majority of the Fund's Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.

                               DISTRIBUTION PLANS

     Each Fund has adopted a plan of distribution pursuant to Rule 12b-1 of the 1940 Act (the "Distribution Plan"), under which each Fund pays to Tocqueville Securities L.P. ("Tocqueville Securities") a fee, which is accrued daily and paid monthly, at an annual rate of .50% of each Fund's average daily net assets. Amounts paid under the plan are paid to Tocqueville Securities to compensate it for services it provides and expenses it bears in distributing the Funds' shares to investors, including payment of compensation by Tocqueville

Securities  to  securities   dealers  and  other  financial   institutions   and
organizations,  such as banks,  trust companies,  savings and loan associations, and investment advisers to obtain various distribution related and/or administrative services for the New Series. Expenses of Tocqueville Securities also include expenses of its employees, who engage in or support distribution of shares or service shareholder accounts, including overhead and telephone expenses; printing and distributing prospectuses and reports used in connection with the offering of the Funds' shares; and preparing, printing, and distributing sales literature and advertising materials.

     In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the "disinterested" Trustees, as defined in the 1940 Act) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Plan will continue in effect from year to year if specifically approved annually (a) by the majority of such Fund's outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the disinterested Trustees. While the Plan remains in effect, each Fund's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by each Fund under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the disinterested Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the disinterested Trustees shall be made by those disinterested Trustees then in office.

                        ADMINISTRATIVE SERVICES AGREEMENT

    Tocqueville Asset Management L.P., supervises administration of the Funds pursuant to an Administrative Services Agreement with each Fund. Under the Administrative Services Agreement, Tocqueville Asset Management L.P. supervises the administration of all aspects of each Fund's operations, including each Fund's receipt of services for which the Fund is obligated to pay, provides the Funds with general office facilities and provides, at each Fund's expense, the services of persons necessary to perform such supervisory, administrative and clerical functions as are needed to effectively operate the Funds. Those persons, as well as certain employees and Trustees of the Funds, may be directors, officers or employees of (and persons providing services to the Funds may include) Tocqueville Asset Management L.P. and its affiliates. For these services and facilities, Tocqueville Asset Management L.P. receives with respect to each Fund a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

        Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for each Fund are made by the Investment Advisor. The Investment Advisor is authorized to allocate the orders placed by it on behalf of a Fund to such unaffiliated brokers who also provide research or statistical material, or other services to the Fund or the Investment Advisor for the Fund's use. Such allocation shall be in such amounts and proportions as the Investment Advisor shall determine and the Investment Advisor will report on said allocations regularly to the Board of Trustees indicating the unaffiliated brokers to whom such allocations have been made and the basis therefor. In addition, the Investment Advisor may consider sales of shares of each Fund and of any other funds advised or managed by the Investment Advisor as a factor in the selection of unaffiliated brokers to execute portfolio transactions for each Fund, subject to the requirements of best execution. The Trustees have authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, a Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

        In selecting a broker to execute each particular transaction, the Investment Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and, the value of the expected contribution of the broker to the investment performance of the Funds on a continuing basis. Accordingly, the cost of the brokerage commissions to a Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Board of Trustees may determine, the Investment Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused a Fund to pay an unaffiliated broker that provides research services to the Investment Advisor for each Fund's use an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting the transaction, if the Investment Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction of the Investment Advisor's ongoing responsibilities with respect to the Funds.

                            ALLOCATION OF INVESTMENTS

        The Investment Advisor has other advisory clients which include individuals, trusts, pension and profit sharing funds, some of which have similar investment objectives to the Funds. As such, there will be times when the Investment Advisor may recommend purchases and/or sales of the same portfolio securities for each Fund and its other clients. In such circumstances, it will be the policy of the Investment Advisor to allocate purchases and sales among the Funds and its other clients in a manner which the Investment Advisor deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions may have an adverse effect upon the price or volume of a security purchased by each Fund.

                         COMPUTATION OF NET ASSET VALUE

        Each Fund will determine the net asset value of its shares once daily as of the close of trading on the New York Stock Exchange (the "Exchange") on each day that the Exchange is open for business. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund may make or cause to be made a more frequent determination of the net asset value and offering price, which determination shall reasonably reflect any material changes in the value of securities and other assets held by a Fund from the immediately preceding determination of net asset value. The net asset value is determined by dividing the market value of a Fund's investments as of the close of trading plus any cash or other assets (including dividends receivable and accrued interest) less all liabilities (including accrued expenses) by the number of the Fund's shares outstanding.

ALL FUNDS EXCEPT MONEY MARKET FUND

        Securities traded on the New York Stock Exchange or the American Stock Exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. Securities sold short "against the box" will be valued at market as determined above; however, in instances where a Fund has sold securities short against a long position in the issuer's convertible securities, for the purpose of valuation, the securities in the short position will be valued at the "asked" price rather than the mean of the last "bid" and "asked" prices. Where there are no readily available quotations for securities they will be valued at a fair value as determined by the Board of Trustees acting in good faith.

MONEY MARKET FUND

        Except as set forth in the following paragraph, the Money Market Fund's portfolio instruments are valued on each business day on the basis of amortized cost. This technique involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Money Market Series computed as described below may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors in the Money Market Fund would receive less investment income. The converse would apply in a period of rising interest rates.

        Standby commitments will be valued at zero in determining net asset value. "When-issued" securities will be valued at the value of the security at the time the commitment to purchase is entered into.

        The valuation of the Money Market Fund's portfolio instruments based upon their amortized cost and the concomitant maintenance of the Money Market Series' per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, pursuant to which the Money Market Fund must adhere to certain conditions. The Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in securities determined by the Trustees to present minimal credit risks. (See the Prospectus for additional information). The maturities of variable rate demand instruments held in the Money Market Fund's portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. The Trustees must establish procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00 but there can be no assurance of this. Such procedures will include review of the Money Market Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Money Market Fund's net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

                        PURCHASE AND REDEMPTION OF SHARES

        A complete description of the manner by a which a Fund's shares may be purchased and redeemed, including discussions concerning the front-end sales load appears in the Prospectus under the headings "Purchase of Shares" and "Redemption of Shares" respectively.

                                   TAX MATTERS
                      [To be reviewed by KL tax department]

                                      TAXES

        The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

        Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

        If a Fund has a net capital loss (i.e., the excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss which can be used to offset capital gains in such years. As of December 31, 1996, the Funds have capital loss carryforwards, expiring through December 31, 2004, as follows:
High-Yield Fund: $ ; New York Fund: $20,655,000; California Fund: $21,892,882; and Government Fund: $15,438,000. Under Code Section 382, if a Fund has an "ownership change," the Fund's use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the net asset value of the Fund immediately prior to the ownership change multiplied by the highest adjusted long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the "IRS")) in effect for any month in the 3-calendar-month period ending with the calendar month of change occurs (the highest rate for the 3-month period ending in April, 1997 is 5.50%). Each Fund will use its best efforts to avoid having an ownership change. However, because of circumstances which may be beyond the control or knowledge of a Fund, there can be no assurance that the High-Yield Series will not have, or has not already had, an ownership change. If a Fund has had an ownership change, any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards will have to be distributed by the Fund and will be taxable to shareholders as described under "Distributions" below.

        In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); [and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). For purposes of these calculations, gross income includes tax-exempt income. However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.]

        In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation.

        In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, or (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a
qualified  covered  call  option  (which,   among  other  things,  must  not  be
deep-in-the-money) with respect thereto). [However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above.] In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

        Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. [For purposes of the Short-Short Gain Test, the holding period of an option written by the High-Yield Series will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.]

        Transactions that may be engaged in by certain Funds (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The IRS has held in several private rulings (and Treasury Regulations now provide) that gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

        Treasury   Regulations  permit  a  regulated   investment   company,  in
determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

        In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

        If for any taxable year a fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

        A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

        For purposes of the excise tax, a regulated  investment  company  shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

        Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Distributions

        Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.

        Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the High-Yield Series prior to the date on which the shareholder acquired his shares.

        Each Fund, except the Government Fund, intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of Fund's taxable year at least 50% of the a Fund's total assets consists of tax-exempt municipal obligations. Distributions from a Fund will constitute exempt-interest dividends to the extent of the Fund's tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

        AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. In addition, under the Superfund Amendments and Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for this tax and the AMT net operating loss deduction) over $2 million. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

        Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of a Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by a Fund will likely be subject to tax on dividends paid by the fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

        Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

        Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

        Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which they are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

        A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Sale or Redemption of Shares

        A shareholder will recognize gain or loss on the sale or redemption of shares of the a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders

        Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the High-Yield Series is "effectively connected" with a U.S. trade or business carried on by such shareholder.

        If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and exempt-interest dividends and amounts retained by the Fund that are designated as undistributed capital gains.

        If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the High-Yield Series will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

        In the case of a foreign noncorporate shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

        The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

        The foregoing general discussion of U.S. federal income tax consequences is based on the Code and Treasury Regulations issued thereunder as in effect on the date of this Statement. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, perhaps with retroactive effect.

        Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences to them of federal, state and local tax rules with respect to an investment in the Funds.

        Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

        In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

        In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), will generally be treated as ordinary income or loss.

        In general, for purposes of determining whether capital gain or loss recognized by the International Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, the Government Fund, and the International Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

        Any gain recognized by the Government Fund and the International Fund on the lapse of, or any gain or loss recognized by the Government Fund, and the International Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

        Transactions that may be engaged in by the Government Fund and the International Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of
Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. Gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

         The International Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Fund invests in a PFIC, it may elect to treat the PFIC as a qualifying electing fund (a "QEF") in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earning or capital gain from the PFIC. If the Fund does not (because it is unable to, chooses not to or otherwise) elect to treat the PFIC as a QEF, then in general (1) any gain recognized by the Fund upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and
(4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

        Under proposed Treasury Regulations the International Fund can elect to recognize as gain the excess, as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the Fund's adjusted tax basis in that share ("mark to market gain"). Such mark to market gain will be included by the Fund as ordinary income, such gain will not be subject to the Short-Short Gain Test, and the Fund's holding period with respect to such PFIC stock commences on the first day of the next taxable year. If the Fund makes such election in the first taxable year it holds PFIC stock, the Fund will include ordinary income from any mark to market gain, if any, and will not incur the tax described in the previous paragraph.

        Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

        In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.

        If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

        A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

        For purposes of the excise tax, a regulated  investment  company  shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

        Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

        Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. Such dividends paid by the Tocqueville Fund and the Small Cap Fund will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below. Such dividends paid by the Government and the International Fund generally should not qualify for the 70% dividends-received deduction for corporate shareholders.

        A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund's disposition of domestic "small business" stock will be subject to tax.

        Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

        Ordinary income dividends paid by the Tocqueville Fund and the Small Cap Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code
Section 246(c)(3) and (4): (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items). Since an insignificant portion of the International Fund will be invested in stock of domestic corporations, the ordinary dividends distributed by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

        Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. For purposes of the corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, a corporate shareholder will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

        Investment income that may be received by the International Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from a Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

        Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

        Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

        Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

        Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

        A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

        If a shareholder (1) incurs a sales load in acquiring  shares of a Fund,
(2) disposes of such shares less than 91 days after they are acquired and (3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

FOREIGN SHAREHOLDERS

        Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

        If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from the Asia-Pacific Fund's or the International Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

        If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

        In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

        The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

        The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                             PERFORMANCE CALCULATION

        For purposes of quoting and comparing the performance of each Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under rules promulgated by the Securities and Exchange Commission ("SEC"), a fund's advertising performance must include total return quotations calculated according to the following formula:

        P(1 + T)^n = ERV
        Where:       P = a hypothetical initial payment of $1,000
                     T = average annual total return
                     n = number of years (1, 5 or 10)
            ERV    = ending  redeemable  value  of a  hypothetical  $1,000
                     payment, made at the beginning of the 1,5 or 10 year period, at the end of such period (or fractional portion thereof.)

        Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods of a Fund's existence or such shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by a Fund would be included at that time.

        In addition to the total return quotations discussed above, a Fund may advertise its yield based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in the Fund's post-effective amendment to its Registration Statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          a-b
           YIELD =   2[( ----- +1)^6-1]
                          cd

     Where:      a =   dividends and interest earned during the period.
                 b =   expenses accrued for the period (net of reimbursements).
                 c =   the average daily number of shares outstanding during the
                       period that were
                       entitled to receive dividends.
                 d =   the maximum offering price per share on the last day of
                       the period.

        Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. In the case of a tax-exempt obligation with original issue discount where the discount based on the current market value of the obligation exceeds the then remaining portion of original issue discount (i.e. market discount), the yield to maturity used to determine interest income earned on the obligation is the imputed rate based on the original issue discount calculation. In the case of a tax-exempt obligation with original issue discount where the discount based on the current market value of the obligation is less than the then remaining portion of the original issue discount (market premium), the yield to maturity used to determine interest income earned on the obligation is based on the market value of the obligation.

        With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the Fund accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the Fund may elect (1) to amortize the discount or premium on a remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (2) not to amortize the discount or premium on a remaining security.

        For the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of each obligation in the Fund's portfolio each day that the obligation is in the portfolio. The Fund does not use equalization accounting in the calculation of yield. Expenses accrued during any base period, if any, pursuant to the Plan are included among the expenses accrued during the base period. Any reimbursement accrued pursuant to the Plan during a base period, if any, will reduce expenses accrued pursuant to such plan, but only to the extent the reimbursement does not exceed the accrued expenses for the base period. For purposes of "b" above, Rule 12b-1 expenses are included among the expenses accrued for the period. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

        The New York, California, High-Yield and Money Market Funds may also from time to time advertise taxable equivalent yield. A Fund's taxable equivalent yield is determined by dividing that portion of the Fund's yield (calculated as described above) that is tax-exempt by one minus the stated marginal Federal income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

        The Money Market Fund also may advertise a quotation of effective yield. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

           Effective Yield = [(Base Period Return + 1) 365/7] - 1.

        The Money Market Fund's taxable equivalent yield is determined by dividing that portion of the Money Market Fund's yield (calculated as described above) that is tax-exempt by one minus a stated marginal federal income tax rate and adding the product to that portion, if any, of the yield of the Money Market Fund's that is not tax-exempt. The Money Market Fund's taxable equivalent effective yield is determined by dividing that portion of the Money Market Fund's effective yield (calculated as described above) that is tax-exempt by one minus a stated marginal federal income tax rate and adding the product to that portion, if any, of the effective yield of the Money Market Fund's that is not tax-exempt. The Money Market Fund's taxable equivalent yield and taxable equivalent effective yield assume that the proportion of income of the Money Market Fund's that is tax-exempt over the seven-day period used in determining the yield and effective yield quotations is constant over the 52-week period over which such yield quotations are annualized.

        Any quotation of performance stated in terms of yield will be given no greater prominence than the information prescribed under the SEC's rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES OF THE TRUST

        The Trust was organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. The Trust's Declaration of Trust, filed September 17, 1986, permits the Trustees to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share in the Trust in an unlimited number of series of shares. The Trust consists of nine series, The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville
International Value Fund, The Tocqueville Government Fund, The Tocqueville California Muni Fund, The Tocqueville High-Yield Municipal Bond Fund, The Tocqueville New York Muni Fund, The Tocqueville Tax-Free Money Market Fund and The Tocqueville U.S. Government Strategic Income Fund. On August 19, 1991, the Declaration of Trust was amended to change the name of the Trust to "The Tocqueville Trust," and on August 4, 1995, the Declaration of Trust was amended to permit the division of a series into classes of shares. Each share of beneficial interest has one vote and shares equally in dividends and distributions when and if declared by a Fund and in the Fund's net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. There are no preemptive, conversion or exchange rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board of Trustees may classify or reclassify any unissued shares of the Trust into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. Shareholders of each series as created will vote as a series to change, among other things, a fundamental policy of each Fund and to approve the Investment Advisory Agreement and Distribution Plan.

        The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

        Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

PRINCIPAL HOLDERS

        As of ___________, 1997, the following shareholders owned 5% or more of a Fund's shares:

                                     REPORTS

        Shareholders receive reports at least semi-annually showing each Fund's holdings and other information. In addition, shareholders receive financial statements examined by the Trust's independent accountants.

               ADDITIONAL INFORMATION CONCERNING NEW YORK ISSUERS
                                 [TO BE UPDATED]

        The financial condition of New York State (the "State") and certain of its public bodies (the "Agencies") and municipalities, particularly New York City (the "City"), could affect the market values and marketability of New York Municipal Obligations which may be held by the Fund. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State, the City and the Municipal Assistance Corporation for the City of New York ("MAC") available as of the date of this Statement of Additional Information. While the Fund has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

        A national recession commenced in mid-1990. The downturn continued through the remainder of the 1990-91 fiscal year, and was followed by a period of weak economic growth during the remainder of the 1991 calendar year. For the calendar year 1992, the national economy continued to recover, although at a rate below all post-war recoveries. The recession was more severe in the State than in other parts of the nation, owing to a significant retrenchment in the financial services industry, cutbacks in defense spending, and an overbuilt real estate market. The State economy remained in recession until 1993, when employment growth resumed. Since early 1993, the State has gained approximately 100,000 jobs. The State's economy expanded modestly during 1995. Although industries that export goods and services abroad are expected to benefit from the lower dollar, growth will be slowed by government cutbacks at all levels. On an average annual basis, employment growth in 1995 was estimated to be about the same as 1994. Both personal income and wages were estimated to have recorded moderate gains in 1995. Employment growth is expected to slow significantly in 1996 as the pace of national economic growth slackens, entire industries experience consolidations, and governmental employment continues to shrink. Personal income is estimated to increase by approximately 5.0% in 1996.

        The State's budget for the 1996-97 fiscal year was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including all necessary appropriations for debt service. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the 1996-97 fiscal year.

        After adjustments for comparability between fiscal years, the adopted 1996-97 budget projects a year-over-year increase in General Fund disbursements of 0.2%. Adjusted State Funds (excluding federal grants) disbursements are projected to increase by 1.6% from the prior fiscal year. All Governmental Funds projected disbursements increase by 4.1% over the prior fiscal year, after adjustments for comparability.

        The 1996-97 State Financial Plan is projected to be balanced on a cash basis. As compared to the Governor's proposed budget as revised on March 20, 1996, the State's adopted budget for 1996-97 increases General Fund spending by $842 million, primarily from increases for education, special education and higher education ($563 million). The balance represents funding increases to a variety of other programs, including community projects and increased assistance to fiscally distressed cities. Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1996-97 based on higher-than-projected tax collections during the first half of calendar 1996, $110 million in projected receipts from a new State tax amnesty program, and other resources including certain non-recurring resources. The total amount of non-recurring resources included in the 1996-97 State budget is projected to be $1.3 billion, or 3.9% of total General Fund receipts.

        The State Financial Plan was based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, Federal financial and monetary policies, the availability of credit and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience worse-than-predicted results, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

        There can be no assurance that the State will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements in future fiscal years.

        On June 6, 1990, Moody's changed its ratings on all the State's outstanding general obligation bonds from A1 to A. On March 26, 1990 and January 13, 1992, S&P changed its ratings on all of the State's outstanding general obligation bonds from AA- to A and from A to A-, respectively. In February 1991, Moody's lowered its rating on the City's general obligation bonds from A to Baa1 and in July 1995, S&P lowered its rating on such bonds from A- to BBB+. Ratings reflect only the respective views of such organizations, and their concerns about the financial condition of New York State and City, the debt load of the State and City and any economic uncertainties about the region. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant.

        (1) The State, Agencies and Other Municipalities. During the mid-1970s, some of the Agencies and municipalities (in particular, the City) faced extraordinary financial difficulties, which affected the State's own financial condition. These events, including a default on short-term notes issued by the New York State Urban Development Corporation ("UDC") in February 1975, which default was cured shortly thereafter, and a continuation of the financial difficulties of the City, created substantial investor resistance to securities issued by the State and by some of its municipalities and Agencies. For a time, in late 1975 and early 1976, these difficulties resulted in a virtual closing of public credit markets for State and many State related securities.

        In response to the financial problems confronting it, the State developed and implemented programs for its 1977 fiscal year that included the adoption of a balanced budget on a cash basis (a deficit of $92 million that actually resulted was financed by issuing notes that were paid during the first quarter of the State's 1978 fiscal year). In addition, legislation was enacted limiting the occurrence of additional so-called "moral obligation" and certain other Agency debt, which legislation does not, however, apply to MAC debt.

        GAAP-Basis Results--1995-96 Fiscal Year. The State completed its 1995-96 fiscal year with a combined Governmental Funds operating surplus of $432 million, which included an operating surplus in the General Fund of $380 million, in the Capital Projects Funds of $276 million and in the Debt Service Funds of $185 million. There was an operating deficit of $409 million in the Special Revenue Funds. The State's Combined Balance Sheet as of March 31, 1996 showed an accumulated deficit in its combined Governmental Funds of $1.23 billion, reflecting liabilities of $14.59 billion and assets of $13.35 billion. This accumulated Governmental Funds deficit includes a $2.93 billion accumulated deficit in the General Fund and an accumulated deficit of $712 million in the Capital Projects Fund type as partially offset by accumulated surpluses of $468 million and $1.94 billion in the Special Revenue and Debt Service fund types, respectively. GAAP-Basis Results--1994-95 Fiscal Year. The State's Combined Balance Sheet as of March 31, 1995 showed an accumulated deficit in its combined governmental funds of $1.666 billion reflecting liabilities of $14.778 billion and assets of $13.112 billion. This accumulated governmental funds deficit includes a $3.308 billion accumulated deficit in the General Fund, as well as accumulated surpluses in the special Revenue and Debt Service fund types of $877 million and $1.753 billion, respectively, and a $988 million accumulated deficit in the Capital Projects fund type.

        The State completed its 1994-95 fiscal year with a combined Governmental Funds operating deficit of $1.791 billion, which included operating deficits in the General Fund of $1.426 billion, in the Capital Projects Funds of $366 million, and in the Debt Service Funds of $38 million. There was an operating surplus in the Special Revenue Funds of $39 million.

GAAP-Basis Results--1993-94 Fiscal Year. The State reported a General Fund operating surplus of $914 million for the 1993-94 fiscal year, as compared to an operating surplus of $2.065 billion for the prior fiscal year. The 1993-94 fiscal year surplus reflects several major factors, including the cash basis surplus recorded in 1993-94, the use of $671 million of the 1992-93 surplus to fund operating expenses in 1993-94, net proceeds of $575 million in bonds issued by the New York Local Government Assistance Corporation ("LGAC") and the accumulation of a $265 million balance in the Contingency Reserve Fund ("CRF"). Revenues increased $543 million (1.7%) over prior fiscal year revenues with the largest increase occurring in personal income taxes. Expenditures increased $1.659 billion (5.6%) over the prior fiscal year, with the largest increase occurring in State aid for social services programs.

        The Special Revenue fund and Debt Service fund ended 1993-94 with operating surpluses of $149 million and $23 million, respectively. The Capital Projects fund ended with an operating deficit of $35 million. GAAP-Basis Results--1992-93 Fiscal Year. The State completed its 1992-93 fiscal year with a GAAP-basis operating surplus of $2.065 billion in the General Fund and an accumulated deficit of $2.551 billion. The Combined Statement of Revenues, Expenditures and Changes in Fund Balances reported total revenues of $31.085 billion, total expenditures of $29.337 billion, and net other financing sources and uses of $317 million. The surplus primarily reflects the 1992-93 cash-basis surplus and the net proceeds of $881 million in bonds issued by LGAC.

        The Special Revenue, Debt Service and Capital Projects fund types ended the 1992-93 fiscal year with GAAP-basis operating surpluses of $131 million, $381 million, and $57 million, respectively.

        State Financial Plan--Cash-Basis Results--General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

        In the State's 1996-97 fiscal year, the General Fund is expected to account for approximately 47% of total Governmental Funds disbursements and 71% of total State Funds disbursements. The General Fund is projected to be balanced on a cash basis for the 1996-97 fiscal year. Total receipts and transfers from other funds are projected to be $33.17 billion, an increase of $365 million from the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $33.12 billion, an increase of $444 million from the total in the prior fiscal year.

        New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of tax and revenue anticipation notes ("TRANs"). First, the national recession, and then the lingering economic slowdown in the New York and regional economy, resulted in repeated shortfalls in receipts and three budget deficits. During its last four fiscal years, however, the State recorded balanced budgets on a cash basis, with positive fund balances as described below.

        The State ended its 1995-96 fiscal year on March 31, 1996 with a General Fund cash surplus. The Division of the Budget reported that revenues exceeded projections by $270 million, while spending for social service programs was lower than forecast by $120 million and all other spending was lower by $55 million. From the resulting benefit of $445 million, a $65 million voluntary deposit was made into the Tax Stabilization Reserve Fund ("TSRF"), and $380 million was used to reduce 1996-97 Financial Plan liabilities by accelerating 1996-97 payments, deferring 1995-96 revenues, and making a deposit to the tax refund reserve account.

        The General Fund closing fund balance was $287 million, an increase of $129 million from 1994-95 levels. The $129 million change in fund balance is attributable to the $65 million voluntary deposit to the TSRF, a $15 million required deposit to the TSRF, a $40 million deposit to the Contingency Reserve Fund ("CRF"), and a $9 million deposit to the Revenue Accumulation Fund. The closing fund balance includes $237 million on deposit in the TSRF, to be used in the event of any future General Fund deficit as provided under the State Constitution and State Finance Law. In addition, $41 million is on deposit in the CRF. The CRF was established in State fiscal year 1993-94 to assist the State in financing the costs of extraordinary litigation. The remaining $9 million reflects amounts on deposit in the Revenue Accumulation Fund. This fund was created to hold certain tax receipts temporarily before their deposit to other accounts. In addition, $678 million was on deposit in the tax refund reserve account, of which $521 million was necessary to complete the restructuring of the State's cash flow under the New York Local Government Assistance Corporation ("LGAC") program.

        General Fund receipts totaled $32.81 billion, a decrease of 1.1% from 1994-95 levels. This decrease reflects the impact of tax reductions enacted and effective in both 1994 and 1995. General Fund disbursements totaled $32.68 billion for the 1995-96 fiscal year, a decrease of 2.2% from 1994-95 levels.

        The State ended its 1994-95 fiscal year with the General Fund in balance. The $241 million decline in the fund balance reflects the planned use of $264 million from the CRF, partially offset by the required deposit of $23 million to the TSRF. In addition, $278 million was on deposit in the tax refund reserve account, $250 million of which was deposited to continue the process of restructuring the State's cash flow as part of the LGAC program. The closing fund balance of $158 million reflects $157 million in the TSRF and $1 million in the CRF.

        General Fund receipts totaled $33.16 billion, an increase of 2.9% from 1993-94 levels. General Fund disbursements totaled $33.40 billion for the 1994-95 fiscal year, an increase of 4.7% from the previous fiscal year. The increase in disbursements was primarily the result of one-time litigation costs for the State, funded by the use of the CRF, offset by $188 million in spending reductions initiated in January 1995 to avert a potential gap in the 1994-95 State Financial Plan. These actions included savings from a hiring freeze, halting the development of certain services, and the suspension of non-essential capital projects. The State ended its 1993-94 fiscal year with a General Fund cash surplus, primarily the result of an improving national economy, State employment growth, tax collections that exceeded earlier projections and disbursements that were below expectations. A deposit of $268 million was made to the CRF, with a withdrawal during the year of $3 million, and a deposit of $67 million was made to the TSRF. These three transactions resulted in the change in fund balance of $332 million. In addition, a deposit of $1.14 billion was made to the tax refund reserve account, of which $1.03 billion was available for budgetary purposes in the 1994-95 fiscal year. The remaining $114 million was redeposited in the tax refund reserve account at the end of the State's 1994-95 fiscal year to continue the process of restructuring the State's cash flow as part of the LGAC program. The General Fund closing balance was $399 million, of which $265 million was on deposit in the CRF and $134 million in the TSRF. The CRF was initially funded with a transfer of $100 million attributable to a positive margin recorded in the 1992-93 fiscal year. General Fund receipts totaled $32.23 billion, an increase of 2.6% from 1992-93 levels. General Fund disbursements totaled $31.90 billion for the 1993-94 fiscal year, 3.5% higher than the previous fiscal year. Receipts were higher in part due to improved tax collections from renewed State economic growth, although the State continued to lag behind the national economic recovery. Disbursements were higher due in part to increased local assistance costs for school aid and social services, accelerated payment of certain Medicaid expenses, and the cost of an additional payroll for State employees.

Cash-Basis Results--Other Governmental Funds. Activity in the three other governmental funds has remained relatively stable over the last three fiscal years, with Federally-funded programs comprising approximately two-thirds of these funds. The most significant change in the structure of these funds has been the redirection, beginning in the 1993-94 fiscal year, of a portion of transportation-related revenues from the General Fund to two new dedicated funds in the Special Revenue and Capital Projects Fund types. These revenues are used to support the capital programs of the Department of Transportation and the Metropolitan Transportation Authority ("MTA").

        The Special Revenue Funds account for State receipts from specific sources that are legally restricted in use to specified purposes and include all moneys received from the Federal government. Revenues in Special Revenue Funds in the State's 1995-96 fiscal year increased $1.45 billion over the prior fiscal year as a result of increases in federal grants and lottery revenues. Disbursements from Special Revenue Funds in the State's 1995-96 fiscal year increased $1.21 billion over the prior fiscal year as a result of increased costs for social services programs and an increase in the distribution of lottery proceeds to school districts.

        The Capital Projects Funds are used to finance the acquisition and construction of major capital facilities and to aid local government units and Agencies in financing capital constructions. Revenues in the Capital Projects
Funds in the State's 1995-96 fiscal year increased $260 million primarily because a larger share of the petroleum business tax was shifted from the General Fund to the Dedicated Highway and Bridge Trust Fund and by an increase in federal grant revenues. Expenditures increased $194 million because of increased expenditures for education and health and environmental projects.

        The Debt Service Funds serve to fulfill State debt service on long-term general obligation State debt and other State lease/purchase and contractual obligation financing commitments. Revenues in the Debt Service Funds in the State's 1995-96 fiscal year increased $10 million because of increases in both dedicated taxes and mental hygiene patient fees. Expenditures increased $201 million.

        State Borrowing Plan. The State anticipates that its capital programs will be financed, in part, through borrowings by the State and public authorities in the 1996-97 fiscal year. The State expects to issue $411 million in general obligation bonds (including $153.6 million for purposes of redeeming outstanding BANs) and $154 million in general obligation commercial paper. The Legislature has also authorized the issuance of up to $101 million in COPs during the State's 1996-97 fiscal year for equipment purchases. The projection of the State regarding its borrowings for the 1996-97 fiscal year may change if circumstances require.

        State Agencies. The fiscal stability of the State is related, at least in part, to the fiscal stability of its localities and various of its Agencies. Various Agencies have issued bonds secured, in part, by non-binding statutory provisions for State appropriations to maintain various debt service reserve funds established for such bonds (commonly referred to as "moral obligation" provisions).

        At September 30, 1995, there were 17 Agencies that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Agencies was $73.45 billion as of

September 30, 1995. As of March 31, 1995, aggregate Agency debt outstanding as State-supported debt was $27.9 billion and as State-related was $36.1 billion. Debt service on the outstanding Agency obligations normally is paid out of revenues generated by the Agencies' projects or programs, but in recent years the State has provided special financial assistance, in some cases on a recurring basis, to certain Agencies for operating and other expenses and for debt service pursuant to moral obligation indebtedness provisions or otherwise. Additional assistance is expected to continue to be required in future years.

        Several Agencies have experienced financial difficulties in the past. Certain Agencies continue to experience financial difficulties requiring financial assistance from the State. Failure of the State to appropriate necessary amounts or to take other action to permit certain Agencies to meet their obligations could result in a default by one or more of such Agencies. If a default were to occur, it would likely have a significant effect on the marketability of obligations of the State and the Agencies. These Agencies are discussed below.

        The New York State Housing Finance Agency ("HFA") provides financing for multifamily housing, State University construction, hospital and nursing home development, and other programs. In general, HFA depends upon mortgagors in the housing programs it finances to generate sufficient funds from rental income, subsidies and other payments to meet their respective mortgage repayment obligations to HFA, which provide the principal source of funds for the payment of debt service on HFA bonds, as well as to meet operating and maintenance costs of the projects financed. From January 1, 1976 through March 31, 1987, the State was called upon to appropriate a total of $162.8 million to make up deficiencies in the debt service reserve funds of HFA pursuant to moral obligation provisions. The State has not been called upon to make such payments since the 1986-87 fiscal year.

        UDC has experienced, and expects to continue to experience, financial difficulties with the housing programs it had undertaken prior to 1975, because a substantial number of these housing program mortgagors are unable to make full payments on their mortgage loans. Through a subsidiary, UDC is currently attempting to increase its rate of collection by accelerating its program of foreclosures and by entering into settlement agreements. UDC has been, and will remain, dependent upon the State for appropriations to meet its operating expenses. The State also has appropriated money to assist in the curing of a default by UDC on notes which did not contain the State's moral obligation provision.

        The MTA oversees New York City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). Through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority, the MTA operates certain commuter rail and bus lines in the New York metropolitan area. In addition, the Staten Island
Rapid Transit Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended and will continue to depend for operating support upon a system of State, local government and TBTA support and, to the extent available, Federal operating assistance, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

        Over the past several years the State has enacted several taxes--including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county region (the "Metropolitan Transportation Region") served by the MTA and a special .25% regional sales and use tax--that provide additional revenues for mass transit purposes, including assistance to the MTA. In addition, since 1987, State law has required that the proceeds of .25% mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. Further, in 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. For the 1996-97 State fiscal year, total State assistance to the MTA is estimated at approximately $1.09 billion.

        In 1981, the State Legislature authorized procedures for the adoption, approval and amendment of a five-year plan for the capital program designed to upgrade the performance of the MTA's transportation systems and to supplement, replace and rehabilitate facilities and equipment, and also granted certain additional bonding authorization therefor.

        State legislation accompanying the 1996-97 adopted State budget authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of a new $11.98 billion MTA capital plan for the 1995 through 1999 calendar years (the "1995-99 Capital Program"), and authorized the MTA to submit the 1995-99 Capital Program to the Capital Program Review Board for approval. This plan will supersede the overlapping portion of the MTA's 1992-96 Capital Program. This is the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair. The 1995-99 Capital Program assumes the issuance of an estimated $5.1 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan is projected to be financed through assistance from the State, the federal government, and the City of New York, and from various other revenues generated from actions taken by the MTA.

        There can be no assurance that such governmental actions will be taken, that sources currently identified will not be decreased or eliminated, or that the 1995-1999 Capital Program will not be delayed or reduced. If the MTA capital program is delayed or reduced because of funding shortfalls or other factors, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional State assistance.

        The cities, towns, villages and school districts of the State are political subdivisions of the State with the powers granted by the State Constitution and statutes. As the sovereign, the State retains broad powers and responsibilities with respect to the government, finances and welfare of these political subdivisions, especially in education and social services. In recent years the State has been called upon to provide added financial assistance to certain localities.

        Other Localities. Certain localities in addition to the City could have financial problems leading to requests for additional State assistance during the last several State fiscal years. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements in the State's 1996-97 fiscal year. Fiscal difficulties experienced by the City of Yonkers resulted in the re-establishment of the Financial Control Board for the City of Yonkers by the State in 1984. That Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

        Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the City of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding.

        Seventeen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities.

        Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1994, the total indebtedness of all localities in the State, other than the City, was approximately $17.7 billion. A small portion (approximately $82.9 million) of this indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than the City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Seventeen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1994.

        From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities to increase local revenues to sustain those expenditures. If the State, the City or any of the Agencies were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. The longer-range, potential problems of declining city population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

        Certain litigation pending against the State or its officers or employees could have a substantial or long-term adverse effect on State finances. Among the more significant of these litigations are those that involve: (i) the validity and fairness of agreements and treaties by which various Indian tribes transferred title to the State of approximately six million acres of land in central New York; (ii) certain aspects of the State's Medicaid rates and regulations, including reimbursements to providers of mandatory and optional Medicaid services; (iii) contamination in the Love Canal area of Niagara Falls; (iv) a challenge to the State's practice of reimbursing certain Office of Mental Health patient-care expenses with clients' Social Security benefits; (v) a challenge to the methods by which the State reimburses localities for the administrative costs of food stamp programs; (vi) a challenge to the State's possession of certain funds taken pursuant to the State's Abandoned Property law; (vii) alleged responsibility of State officials to assist in remedying racial segregation in the City of Yonkers; (viii) an action, in which the State is a third party defendant, for injunctive or other appropriate relief, concerning liability for the maintenance of stone groins constructed along certain areas of Long Island's shoreline; (ix) actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed the actuarial funding methods for determining contributions to State employee retirement systems; (x) an action against State and City officials alleging that the present level of shelter allowance for public assistance recipients is inadequate under statutory standards to maintain proper housing; (xi) an action challenging legislation enacted in 1990 which had the effect of deferring certain employer contributions to the State Teachers' Retirement System and reducing State aid to school districts by a like amount;
(xii) a challenge to the constitutionality of financing programs of the Thruway Authority authorized by Chapters 166 and 410 of the Laws of 1991 (described below in this Part); (xiii) a challenge to the constitutionality of financing programs of the Metropolitan Transportation Authority and the Thruway Authority authorized by Chapter 56 of the Laws of 1993 (described below in this Part);
(xiv) challenges to the delay by the State Department of Social Services in making two one-week Medicaid payments to the service providers; (xv) challenges by commercial insurers, employee welfare benefit plans, and health maintenance organizations to provisions of Section 2807-c of the Public Health Law which impose 13%, 11% and 9% surcharges on inpatient hospital bills and a bad debt and charity care allowance on all hospital bills paid by such entities; (xvi) challenges to the promulgation of the State's proposed procedure to determine the eligibility for and nature of home care services for Medicaid recipients;
(xvii) a challenge to State implementation of a program which reduces Medicaid benefits to certain home-relief recipients; and (xviii) challenges to the rationality and retroactive application of State regulations recelebrating nursing home Medicaid rates.

        (2) New York City. In the mid-1970s, the City had large accumulated past deficits and until recently was not able to generate sufficient tax and other ongoing revenues to cover expenses in each fiscal year. However, the City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP standards. The City's ability to maintain balanced operating results in future years is subject to numerous contingencies and future developments.

        The City's economy, whose rate of growth slowed substantially over the past three years, is currently in recession. During the 1990 and 1991 fiscal years, as a result of the slowing economy, the City has experienced significant shortfalls in almost all of its major tax sources and increases in social services costs, and has been required to take actions to close substantial budget gaps in order to maintain balanced budgets in accordance with the Financial Plan.

        In 1975, the City became unable to market its securities and entered a period of extraordinary financial difficulties. In response to this crisis, the State created MAC to provide financing assistance to the City and also enacted the New York State Financial Emergency Act for the City of New York (the "Emergency Act") which, among other things, created the Financial Control Board (the "Control Board") to oversee the City's financial affairs and facilitate its return to the public credit markets. The State also established the Office of the State Deputy Comptroller ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the Control Board's powers of approval over the City Financial Plan were suspended pursuant to the Emergency Act. However, the Control Board, MAC and OSDC continue to exercise various monitoring functions relating to the City's financial condition. The City prepares and operates under a four-year financial plan which is submitted annually to the Control Board for review and which the City periodically updates.

        The City's independently audited operating results for each of its fiscal years from 1981 through 1995 show a General Fund surplus reported in accordance with GAAP. The City has eliminated the cumulative deficit in its net General Fund position.

        According to a recent OSDC economic report, the City's economy was slow to recover from the recession and is expected to experience a weak employment situation, and moderate wage and income growth, during the 1995-96 period. Also, Financial Plan reports of OSDC, the Control Board, and the City Comptroller have variously indicated that many of the City's balanced budgets have been accomplished, in part, through the use of non-recurring resource, tax and fee increases, personnel reductions and additional State assistance; that the City has not yet brought its long-term expenditures in line with recurring revenues; that the City's proposed gap-closing programs, if implemented, would narrow future budget gaps; that these programs tend to rely heavily on actions outside the direct control of the City; and that the City is therefore likely to continue to face futures projected budget gaps requiring the City to reduce expenditures and/or increase revenues. According to the most recent staff reports of OSDC, the Control Board and the City Comptroller during the four-year period covered by the current Financial Plan, the City is relying on obtaining substantial resources from initiatives needing approval and cooperation of its municipal labor unions, Covered Organizations, and City Council, as well as the State and Federal governments, among others, and there can be no assurance that such approval can be obtained.

        The City requires certain amounts of financing for seasonal and capital spending purposes. The City has issued $1.75 billion of notes for seasonal financing purposes during the 1994 fiscal year. The City's capital financing program projects long-term financing requirements of approximately $17 billion for the City's fiscal years 1995 through 1998 for the construction and rehabilitation of the City's infrastructure and other fixed assets. The major capital requirement include expenditures for the City's water supply system, and waste disposal systems, roads, bridges, mass transit, schools and housing. In addition, the City and the Municipal Water Finance Authority issued about $1.8 billion in refunding bonds in the 1994 fiscal year.

        State Economic Trends. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

        During the 1982-83 recession, overall economic activity in the State declined less than that of the nation as a whole. However, in the calendar years 1984 through 1991, the State's rate of economic expansion was somewhat slower than that of the nation. In the 1990-91 recession, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. The total employment growth rate in the State has been below the national average since 1984. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher. According to data published by the U.S. Bureau of Economic Analysis, during the past ten years, total personal income in the State rose slightly faster than the national average only from 1986 through 1988.

                  INFORMATION WITH RESPECT TO CALIFORNIA STATE
                             AND MUNICIPAL FINANCES
                                 [TP BE UPDATED]

    Certain California (the "State") constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the State, could adversely affect the ability of issuers of California Municipal Obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this Statement of Additional Information. While the Fund has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

    Recent Developments. From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, were all severely affected. Job losses have been the worst of any post-war recession. Unemployment reached 10.1% in January 1994, but fell sharply to 7.7% in October and November 1994. According to the State's Department of Finance, recovery from the recession in California began in 1994.

    The recession seriously affected State tax revenues, which basically mirror economic conditions. It also has caused increased expenditures for health and welfare programs. The State also has been facing a structural imbalance in its budget with the largest programs supported by the General Fund (K-12 schools and community colleges, health and welfare, and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the State experienced recurring budget deficits in the late 1980s and early 1990s. The State Controller reported that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. The State had an operating surplus of approximately $109 million in 1992-93 and $836 million in 1993-94. However, at June 30, 1994, according to the Department of Finance, the State's Special Fund for Economic Uncertainties ("SFEU") still had a deficit, on a budget basis, of approximately $1.8 billion.

    The accumulated budget deficits over the past several years, together with expenditures for school funding which have not been reflected in the budget, and reduction of available internal borrowable funds, have combined to significantly deplete the State's cash resources to pay its ongoing expenses. In order to meet its cash needs, the State has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. Such borrowings are expected to continue in future fiscal years. To meet its cash flow needs in the 1994-95 fiscal year the State issued, in July and August 1994, $4.0 billion of revenue anticipation warrants which mature on April 25, 1996, and $3.0 billion of revenue anticipation notes which matured on June 28, 1995.

    As a result of the deterioration in the State's budget and cash situation, the rating agencies reduced the State's credit ratings. Between October 1991 and July 1994, the rating on the State's general obligation bonds was reduced by S&P from "AAA" to "A," by Moody's from "Aaa" to "A1" and by Fitch from "AAA" to "A."

    The 1994-95 Fiscal Year Budget (as updated in the January 10, 1995 Governor's Budget) projected $42.4 billion of General Fund revenues and transfers and $41.7 billion of budgeted expenditures. In addition, the 1994-95 Budget Act anticipates deferring retirement of about $1 billion of the accumulated budget deficit to the 1995-96 fiscal year when it is intended to be fully retired by June 30, 1996.

    The Governor's Budget for 1995-96 proposed General Fund revenues and transfers of $42.5 billion and expenditures of $41.7 billion, which was estimated to leave a balance of approximately $92 million in the budget reserve, the SFEU, at June 30, 1996 after repayment of the accumulated budget deficits. The Budget proposal is based on a number of assumptions, including receipt of $830 million from the Federal government to offset costs of undocumented and refugee immigrants.

    On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "County Funds") filed for protection under Chapter 9 of the Federal Bankruptcy Code, after reports that the County Funds had suffered significant market losses in their investments, causing a liquidity crisis for the County Funds and the County. More than 200 other public entities, most of which, but not all, are located in the County, were also depositors in the County Funds. As of mid-January 1995, following a restructuring of most of the County Funds' assets to increase their liquidity and reduce their exposure to interest rate increases, the County estimated the County Funds' loss at about $1.69 billion, or about 23% of their initial deposits of approximately $7.5 billion. Many of the entities which deposited monies in the County Funds, including the County, faced interim and/or extended cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. The County has embarked on a fiscal recovery plan based on sharp reductions in services and personnel, and rescheduling of outstanding short-term debt using certain new revenues transferred to the County from other local governments pursuant to special legislation enacted in October 1995.

    The State has no existing obligation with respect to any outstanding obligations or securities of the County or any of the other participating entities. However, in the event the County is unable to maintain county administered State programs because of insufficient resources, it may be necessary for the State to intervene, but the State cannot presently predict what, if any, action may occur.

    On January 17, 1994, an earthquake of the magnitude of an estimated 6.8 on the Richter Scale struck Los Angeles causing significant damage to public and private structures and facilities. Although some individuals and businesses suffered losses totaling in the billions of dollars, the overall effect of the earthquake on the regional and State economy is not expected to be serious.

                                 STATE FINANCES

    State monies are segregated into the General Fund and approximately 600 Special Funds. The General Fund consists of the revenues received into the State Treasury and earnings from State investments, which are not required by law to be credited to any other fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major State revenue sources.

    The SFEU is funded with General Fund revenues and was established to protect the State from unforeseen reduced levels of revenues and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the Controller as necessary to meet cash needs of the General Fund. The Controller is required to return monies so transferred without payment of interest as soon as there are sufficient monies in the General Fund. For budgeting and accounting purposes, any appropriation made from the SFEU is deemed an appropriation from the General Fund. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total monies then available for General Fund purposes.

    Inter-fund borrowing has been used for many years to meet temporary imbalances of receipts and disbursements in the General Fund. As of June 30, 1994, the General Fund had outstanding loans in the aggregate principal amount of $43 million to the General Fund from the SFEU and outstanding loans in the aggregate principal amount of $5.2 billion, which consisted of $4.0 billion of internal loans to the General Fund from the SFEU and other Special Funds and $1.2 billion of external loans represented by the 1994 revenue anticipation warrants.

    Articles XIIIA and XIIIB to the State Constitution and Other Revenue Law Changes. Prior to 1977, revenues of the State government experienced significant growth primarily as a result of inflation and continuous expansion of the tax base of the State. In 1978, State voters approved an amendment to the State Constitution known as Proposition 13, which added Article XIIIA to the State
Constitution, reducing ad valorem local property taxes by more than 50%. In addition, Article XIIIA provides that additional taxes may be levied by cities, counties and special districts only upon approval of not less than a two-thirds vote of the "qualified electors" of such district, and requires not less than a two-thirds vote of each of the two houses of the State Legislature to enact any changes in State taxes for the purpose of increasing revenues, whether by increased rate or changes in methods of computation.

    Primarily as a result of the reductions in local property tax revenues received by local governments following the passage of Proposition 13, the Legislature undertook to provide assistance to such governments by substantially increasing expenditures from the General Fund for that purpose beginning in the 1978-79 fiscal year. In recent years, in addition to such increased expenditures, the indexing of personal income tax rates (to adjust such rates for the effects of inflation), the elimination of certain inheritance and gift taxes and the increase of exemption levels for certain other such taxes had a moderating impact on the growth in State revenues. In addition, the State has increased expenditures by providing a variety of tax credits, including renters' and senior citizens' credits and energy credits.

    The State is subject to an annual "appropriations limit" imposed by Article XIIIB of the State Constitution adopted in 1979. Article XIIIB prohibits the State from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitations" are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by such entity in providing the regulation, product or service." One of the exclusions from these limitations is "debt service" (defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved" by the voters). In addition, appropriations required to comply with mandates of courts or the Federal government and, pursuant to Proposition 111 enacted in June 1990, appropriations for qualified capital outlay projects and appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels are not included as appropriations subject to limitation. In addition, a number of recent initiatives were structured or proposed to create new tax revenues dedicated to certain specific uses, with such new taxes expressly exempted from the Article XIIIB limits (e.g., increased cigarette and tobacco taxes enacted by Proposition 99 in 1988). The appropriations limit also may be exceeded in cases of emergency. However, unless the emergency arises from civil disturbance or natural disaster declared by the Governor, and the appropriations are approved by two-thirds of the Legislature, the appropriations limit for the next three years must be reduced by the amount of the excess.

    The State's appropriations limit in each year is based on the limit for the prior year, adjusted annually for changes in California per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college ("K-14") districts. As amended by Proposition 111, the appropriations limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year periods above the combined appropriations limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

    As originally enacted in 1979, the State's appropriations limit was based on its 1978-79 fiscal year authorizations to expend proceeds of taxes and was adjusted annually to reflect changes in cost of living and population (using different definitions, which were modified by Proposition 111). Commencing with the 1991-92 fiscal year, the State's appropriations limit is adjusted annually based on the actual 1986-87 limit, and as if Proposition 111 had been in effect. The State Legislature has enacted legislation to implement Article XIIIB which defines certain terms used in
Article XIIIB and sets forth the methods for determining the State's appropriations limit. Government Code Section 7912 requires an estimate of the State's appropriations limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

    For the 1990-91 fiscal year, the State appropriations limit was $32.7 billion, and appropriations subject to limitation were $7.51 billion under the limit. The limit for the 1991-92 fiscal year was $34.2 billion, and appropriations subject to limitations were $3.8 billion under the limit. The limit for the 1992-93 fiscal year was $35.01 billion, and the appropriations subject to limitation were $7.53 billion under the limit. The limit for the 1993-94 fiscal year was $36.60 billion, and the appropriations subject to limitation were $6.74 billion under the limit. The limit for the 1994-95 fiscal year was $37.55 billion, and the appropriations subject to limitations were $5.93 billion under the limit. The estimated limit for the 1995-96 fiscal year is $39.31 billion, and the appropriations subject to limitations are estimated to be $6.47 billion under the limit.

    In November 1988, State voters approved Proposition 98, which changed State funding of public education below the university level and the operation of the State's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (as modified by Proposition 111, which was enacted in June 1990), K-14 schools are guaranteed the greater of
(a) 40.3% of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIIIB by reference to California per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace the second test in any year when the percentage growth in per capita General Fund revenues from the prior year plus .5% is less than the percentage growth in California per capita personal income ("Test 3"). Under "Test 3," schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If "Test 3" is used in any year, the difference between "Test 3" and "Test 2" would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

    Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. In the fall of 1989, the Legislature and the Governor utilized this provision to avoid having 40.3% of revenues generated by a special supplemental sales tax enacted for earthquake relief go to K-14 schools. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIIIB limit to K-14 schools.

    The 1991-92 Budget Act, applying "Test 2" of Proposition 98, appropriated approximately $18.5 billion for K-14 schools pursuant to Proposition 98. During the course of the fiscal year, revenues proved to be substantially below expectations. By the time the Governor's Budget was introduced in January 1992, it became clear that per capita growth in General Fund revenues for 1991-92 would be far smaller than the growth in California per capita personal income and the Governor's Budget therefore reflected a reduction in Proposition 98 funding in 1991-92 by applying "Test 3" rather than "Test 2."

    In response to the changing revenue situation and to fully fund the Proposition 98 guarantee in both the 1991-92 and 1992-93 fiscal years without exceeding it, the Legislature enacted several bills as part of the 1992-93 budget package which responded to the fiscal crisis in education funding. Fiscal year 1991-92 Proposition 98 appropriations for K-14 schools were reduced by $1.083 billion. In order to not adversely impact cash received by school districts, however, a short-term loan was appropriated from the non-Proposition 98 State General Fund. The Legislature then appropriated $16.6 billion to K-14 schools for 1992-93 (the minimum guaranteed by Proposition 98), but designated $1.083 billion of this amount to "repay" the prior year loan, thereby reducing cash outlays in 1992-93 by that amount. In addition to reducing the 1991-92 fiscal year appropriations for K-14 schools by $1.083 billion and converting the amount to a loan (the "inter-year adjustment"), Chapter 703, Statutes of 1992 also made an adjustment to "Test 1," based on the additional $1.2 billion of local property taxes that were shifted to schools and community colleges. The "Test 1" percentage changed from 40% to 37%. Additionally, Chapter 703 contained a provision that if an appellate court should determine that the "Test 1" recalculation or the inter-year adjustment is unconstitutional, unenforceable or invalid, Proposition 98 would be suspended for the 1992-93 fiscal year, with the result that K-14 schools would receive the amount intended by the 1992-93 Budget Act compromise.

    The State Controller stated in October 1992 that, because of a drafting error in Chapter 703, he could not implement the $1.083 billion reduction of the 1991-92 school funding appropriation, which was part of the inter-year adjustment. The Legislature untimely enacted corrective legislation as part of the 1993-94 Budget package to implement the $1.083 billion inter-year adjustment as originally intended.

    In the 1992-93 Budget Act, a new loan of $732 million was made to K-12 schools in order to maintain per-average daily attendance ("ADA") funding at the same level as 1991-92, at $4,187. An additional loan of $241 million was made to community college districts. These loans are to be repaid from future Proposition 98 entitlements. (The teachers' organization lawsuit also seeks to declare invalid the provision making the $732 million a loan "repayable" from future years' Proposition 98 funds. Including both State and local funds, and adjusting for the loans and repayments, on a cash basis, total Proposition 98 K-12 funding in 1992-93 increased to $21.5 billion, 2.4% more than the amount in 1992-93 ($21.0 billion).

    Based on revised State tax revenues and estimated decreased reported pupil enrollment, the 1993-94 Budget Act projected that the 1992-93 Proposition 98 Budget Act appropriations of $16.6 billion exceeded a revised minimum guarantee by $313 million. As a result, the 1993-94 Budget Act reverted $25 million in 1992-93 appropriations to the General Fund. Limiting the reversion to this amount ensures that per ADA funding for general purposes will remain at the prior year level of $4,217 per pupil. The 1993-94 Governor's Budget subsequently proposed deficiency funding of $121 million for school apportionments and special education, increasing funding per pupil in 1992-93 to $4,244. The 1993-94 Budget Act also designated $98 million in 1992-93 appropriations toward satisfying prior years' guarantee levels, an obligation that resulted primarily from updating State tax revenues for 1991-92, and designates $190 million as a loan repayable from 1993-94 funding.

    The 1993-94 Budget Act projected the Proposition 98 minimum funding level at $13.5 billion based on the "Test 3" calculation where the guarantee is determined by the change in per capita growth in General Fund revenues, which are projected to decrease on a year-over-year basis. This amount also takes into account increased property taxes transferred to school districts from other local governments.

    Legislation accompanying the 1993-94 Budget Act (Chapter 66/93) provided a new loan of $609 million to K-12 schools in order to maintain per ADA funding at $4,217 and a loan of $178 million to community colleges.

    These loans have been combined with the K-14 1992-93 loans into one loan totalling $1.760 billion. Repayment of this loan would be from future years' Proposition 98 entitlements, and would be conditioned on maintaining current funding levels per pupil for K-12 schools. Chapter 66 also reduced the "Test 1" percentage to 35% to reflect the property tax shift among local government agencies.

    The 1994-95 Budget Act appropriated $14.4 billion of Proposition 98 funds for K-14 schools based on Test 2. This exceeded the minimum Proposition 98 guarantee by $8 million to maintain K-12 funding per pupil at $4,217. Based upon updated State revenues, growth rates and inflation factors, the 1994-95 Budget Act appropriated an additional $286 million within Proposition 98 for the 1993-94 fiscal year, to reflect a need in appropriations for school districts and county offices of education, as well as an anticipated deficiency in special education fundings. These and other minor appropriation adjustments increase the 1993-94 Proposition 98 guarantee to $13.8 billion, which exceeds the minimum guarantee in that year by $272 million and provides per pupil funding of $4,225.

    The 1995-96 Governor's Budget adjusts the 1993-94 minimum guarantee to reflect changes in enrollment and inflation, and 1993-94 Proposition 98 appropriations were increased to $14.1 billion, primarily to reflect changes in the statutory continuous appropriation for apportionments. The revised appropriations now exceed the minimum guarantee by $32 million. This appropriation level still provides per-pupil funding of $4,225.

    The 1994-95 Proposition 98 minimum guarantee also has been adjusted for changes in factors described above, and is now calculated to be $14.9 billion. Within the minimum guarantee, the dollars per pupil have been maintained at the prior year's level; consequently, the 1994-95 minimum guarantee now includes a loan repayment of $135 million, and the per-pupil funding increases to $4,231.

    The 1995-96 Governor's Budget proposes to appropriate $15.9 billion of Proposition 98 funds to K-14 to meet the guarantee level. Included within the guarantee is a loan repayment of $379 million for the combined outstanding loans of $1.76 billion. Funding per pupil is estimated to increase by $61 over 1994-95 to $4,292.

                             SOURCES OF TAX REVENUE

    The California personal income tax, which in 1994-95 contributed about 43% of General Fund revenues, is closely modeled after the Federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions). The tax is progressive with rates ranging from 1% to 9.3%. Personal, dependent, and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax ("AMT") which is much like the Federal AMT. This is designed to ensure that excessive use of tax preferences does not reduce taxpayers' liabilities below some minimum level. Legislation enacted in July 1991 added two new marginal tax rates, at 10% and 11%, effective for tax years 1991 through 1995.

    The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income.

    The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject  to  the  tax.  However,  exemptions  have  been  provided  for  certain essentials such as food for home consumption, prescription drugs, gas, electricity and water. Sales tax accounted for about 34% of General Fund revenue in 1994-95. Bank and corporation tax revenues comprised about 13% of General Fund revenue in 1994-95. In 1989, Proposition 99 added a 25 cents per pack excise tax on cigarettes, and a new equivalent excise tax on other tobacco products. Legislation enacted in 1993 added an additional 2 cents per pack for the purpose of funding breast cancer research.

                    GENERAL FINANCIAL CONDITION OF THE STATE

    In the years following enactment of the Federal Tax Reform Act of 1986, and conforming changes to the State's tax laws, taxpayer behavior became more difficult to predict, and the State experienced a series of fiscal years in which revenue came in significantly higher or lower than original estimates. The 1989-90 fiscal year ended with revenues below estimates and the SFEU was fully depleted by June 30, 1990. This date essentially coincided with the date of the most recent recession, and the State subsequently accumulated a budget deficit in the SFEU approaching $2.8 billion at its peak. The State's budget problems in recent years also have been caused by a structural imbalance which has been identified by the current and previous Administrations. The largest General Fund programs -- K-14 education, health, welfare and corrections -- were increasing faster than the revenue base, driven by the State's rapid population increases.

    Starting in the 1990-91 fiscal year, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. The Legislature and Governor eventually agreed on significant cuts in program expenditures, some transfers of program responsibilities and funding from the State to local governments, revenue increases (particularly in the 1991-92 fiscal year budget), and various one-time adjustments and accounting changes. However, as the recession took hold and deepened after the summer of 1990, revenues dropped sharply and expenditures for health and welfare programs increased as job losses mounted, so that the State ended each of the 1990-91 and 1991-92 fiscal years with an unanticipated deficit in the budget reserve, the SFEU, as compared to projected positive balances.

    As a result of the revenue shortfalls accumulating for the previous two fiscal years, the Controller in April 1992 indicated that cash resources (including borrowing from Special Funds) would not be sufficient to meet all General Fund obligations due on June 30 and July 1, 1992. On June 25, 1992, the Controller issued $475 million of 1992 Revenue Anticipation Warrants (the "1992 Warrants") in order to provide funds to cover all necessary payments from the General Fund at the end of the 1991-92 fiscal year and on July 1, 1992. The 1992 Warrants were paid on July 24, 1992. In addition to the 1992 Warrants, the Controller reported that as of June 30, 1992, the General Fund had borrowed $1.336 billion from the SFEU and $4.699 billion from other Special Funds, using all but about $183 million of borrowable cash resources.
    To balance the 1992-93 Governor's Budget, program reductions totalling $4.365 billion and a revenue and transfer increase of $872 million were proposed for the 1991-92 and 1992-93 fiscal years. Economic performance in the State continued to be sluggish after the 1992-93 Governor's Budget was prepared. By the time of the "May Revision," issued on May 20, 1992, the Administration estimated that the 1992-93 Budget needed to address a gap of about $7.9 billion, much of which was needed to repay the accumulated budget deficits of the previous two years.

    The severity of the budget actions needed led to a long delay in adopting the budget. With the failure to enact a budget by July 1, 1992, the State had no legal authority to pay many of its vendors until the budget was passed. Starting on July 1, 1992, the Controller was required to issue "registered warrants" in lieu of normal warrants backed by cash to pay many State obligations. Available cash was used to pay constitutionally mandated and priority obligations, such as debt service on bonds and revenue anticipation warrants. Between July 1 and September 4, 1992, the Controller issued an aggregate of approximately $3.8 billion of registered warrants payable from the General Fund, all of which were called for redemption by September 4, 1992 following enactment of the 1992-93 Budget Act and issuance by the State of $3.3 billion of interim notes.

    The Legislature enacted the 1992-93 Budget Bill on August 29, 1992, and it was signed by the Governor on September 2, 1992. The 1992-93 Budget Act provided for expenditures of $57.4 billion and consisted of General Fund expenditures of $40.8 billion and Special Fund and Bond Fund expenditures of $16.6 billion. The Department of Finance estimated a balance in the SFEU of $28 million on June 30, 1993.

    The $7.9 billion budget gap was closed primarily through cuts in the program expenditures (principally for health and welfare programs, aid to schools and support for higher education), together with some increases in revenues from accelerated collections and changes in tax laws to confirm to Federal law changes, and a variety of on-time inter-fund transfers and deferrals. The other major component of the budget compromise was a law requiring local governments to transfer a total of $1.3 billion to K-12 school and community college districts, thereby reducing by that amount General Fund support for those districts under Proposition 98.

    In May 1993, the Department of Finance projected that the General Fund would end the fiscal year on June 30, 1993 with an accumulated budget deficit of about $2.8 billion, and a negative fund balance of about $2.2 billion (the difference being certain reserves for encumbrances and school funding costs). As a result, the State issued $5 billion of revenue anticipation notes and warrants.

    The Governor's 1993-94 Budget, introduced on January 8, 1993, proposed General Fund expenditures of $37.3 billion, with projected revenues of $39.9 billion. It also proposed Special Fund expenditures of $12.4 billion and Special Fund revenues of $12.1 billion. The 1993-94 fiscal year represented the third consecutive year the Governor and the Legislature were faced with a very difficult budget environment, requiring revenue actions and expenditure cuts totaling billions of dollars to produce a balanced budget. To balance the budget in the face of declining revenues, the Governor proposed a series of revenue shifts from local government, reliance on increased Federal aid and reductions in state spending.

    The "May Revision" of the Governor's Budget, released on May 20, 1993, indicated that the revenue projections of the January Budget Proposal were tracking well, with the full year 1992-93 about $80 million higher than the January projection. Personal income tax revenue was higher than projected, sales tax was close to target, and bank and corporation taxes were lagging behind projections. The May Revision projected the State would have an accumulated deficit of about $2.75 billion by June 30, 1993. The Governor proposed to eliminate this deficit over an 18-month period. He also agreed to retain the 0.5% sales tax scheduled to expire June 30 for a six-month period, dedicated to local public safety purposes, with a November election to determine a permanent extension. Unlike previous years, the Governor's Budget and May Revision did not calculate a "gap" to be closed, but rather set forth revenue and expenditure forecasts and proposals designed to produce a balanced budget.

    The 1993-94 Budget Act was signed by the Governor on June 30, 1993, along with implementing legislation. The Governor vetoed about $71 million in spending. With enactment of the Budget Act, the State carried out its regular cash flow borrowing program for the fiscal year, which included the issuance of approximately $2 billion of revenue anticipation notes that matured on June 28, 1994.

    The 1993-94 Budget Act was predicated on General Fund revenues and transfers estimated at $40.6 billion, about $700 million higher than the January Governor's Budget, but still about $400 million below 1992-93 (and the second consecutive year of actual decline). The principal reasons for declining revenues were the continued weak economy and the expiration (or repeal) of three fiscal steps taken in 1991--a half cent temporary sales tax, a deferral of operating loss carry forwards, and repeal by initiative of a sales tax on candy and snack foods.

    The 1993-94 Budget Act also assumed Special Fund revenues of $11.9 billion, an increase of 2.9% over 1992-93.

    The 1993-94 Budget Act included General Fund expenditures of $38.5 billion (a 6.3% reduction from projected 1992-93 expenditures of $41.1 billion), in order to keep a balanced budget within the available revenues. The Budget also included Special Fund expenditures of $12.1 billion, a 4.2% increase.

    The 1993-94 Budget Act contained no General Fund tax/revenue increases other than a two year suspension of the renters' tax credit.

    Administration reports during the course of the 1993-94 fiscal year indicated that while economic recovery appeared to have started in the second half of the fiscal year, recessionary conditions continued longer than had been anticipated when the 1993-94 Budget Act was adopted. Overall, revenues for the 1993-94 fiscal year were about $800 million lower than original projections, and expenditures were about $780 million higher, primarily because of higher health and welfare caseloads, lower property taxes which require greater State support for K-14 education to make up to shortfall, and lower than anticipated Federal government payments for immigration-related costs. The reports in May and June 1994, indicated that revenues in the second half of the 1993-94 fiscal year were very close to the projections made in the Governor's Budget of January 10, 1994, which was consistent with a slow turn around in the economy.

    The Department of Finance's July 1994 Bulletin, which included final June receipts, reported that June revenues were $114 million (2.5%) above projection, with final end-of-year results at $377 million (about 1%) above the May Revision projections. Part of this result was due to the end-of-year adjustments and reconciliations. Personal income tax and sales tax continued to track projections. The largest factor in the higher than anticipated revenues was from bank and corporation taxes, which were $140 million (18.4%) above projection in June.

    During the 1993-94 fiscal year, the State implemented the Deficit Retirement Plan, which was part of the 1993-94 Budget Act, by issuing $1.2 billion of revenue anticipation warrants in February 1994 that matured December 21, 1994. This borrowing reduced the cash deficit at the end of the 1993-94 fiscal year. Nevertheless, because of the $1.5 billion variance from the original 1993-94 Budget Act assumptions, the General Fund ended the fiscal year at June 30, 1994 carrying forward an accumulated deficit of approximately $1.8 billion.

    Because of the revenue shortfall and the State's reduced internal borrowable cash resources, in addition to the $1.2 billion of revenue anticipation warrants issued as part of the Deficit Retirement Plan, the State issued an additional $2.0 billion of revenue anticipation warrants that matured July 26, 1994, which were needed to fund the State's obligations and expenses through the end of the 1993-94 fiscal year.

    The 1994-95 fiscal year represented the fourth consecutive year the Governor and Legislature were faced with a very difficult budget environment to produce a balanced budget. Many program cost and budgetary adjustments had already been made in the last three years. The Governor's Budget Proposal, as updated in May and June 1994, recognized that the accumulated deficit could not be repaid in one year, and proposed a two-year solution. The budget proposal set forth revenue and expenditure forecasts and revenue and expenditure proposals which estimated operating surpluses for the budget for both 1994-95 and 1995-96, and lead to the elimination of the accumulated budget deficit, estimated at about $1.8 billion at June 30, 1994, by June 30, 1996.
    The 1994-95 Budget Act, signed by the Governor on July 8, 1994, projected revenues and transfers of $41.9 billion, $2.1 billion higher than revenues in 1993-94. This reflected the Administration's forecast of an improving economy. Also included in this figure was the projected receipt of about $360 million from the Federal government to reimburse the State's cost of incarcerating undocumented immigrants, most of which eventually was not received.

    The 1994-95 Budget Act projected Special Fund revenues of $12.1 billion, a decrease of 2.4% from 1993-94 estimated revenues.

    The 1994-95 Budget Act projected General Fund expenditures of $40.9 billion, an increase of $1.6 billion over the 1993-94 fiscal year.

    The 1994-95 Budget Act also projected Special Fund expenditures of $13.7 billion, a 5.4% increase over 1993-94 fiscal year estimated expenditures.

    The 1994-95 Budget Act contained no tax increases. Under legislation enacted for the 1993-94 Budget Act, the renters' tax credit was suspended for two years (1993 and 1994). A ballot proposition to permanently restore the renters' tax credit after 1995 failed at the June 1994 election. The Legislature enacted a further one-year suspension of the renters' tax credit, for 1995, saving about $390 million in the 1995-96 fiscal year.

    The 1994-95 Budget Act assumed that the State would use a cash flow borrowing program in 1994-95 which combines one-year notes and two-year warrants, which were issued. Issuance of the warrants allows the State to defer repayment of approximately $1.0 billion of its accumulated budget deficit into the 1995-96 fiscal year. The Budget Adjustment Law enacted along with the 1994-95 Budget Act is designed to ensure that the warrants will be repaid in the 1995-96 fiscal year.

    The Department of Finance Bulletin for April 1995 reported that General Fund revenues for March 1995 were $28 million, or 1.1%, below forecast, and that year-to-date General Fund revenues were $110 million, or 0.4%, below forecast.

    Initial analysis of the Federal fiscal year 1995 budget by the Department of Finance indicates that about $98 million was appropriated for California to offset costs of incarceration of undocumented and refugee immigrants, less than the $356 million which was assumed in the State's 1994-95 Budget Act.

    For the first time in four years, the State entered the 1995-96 fiscal year with strengthening revenues based on an improving economy. On January 10, 1995, the Governor presented his 1995-96 Fiscal Year Budget Proposal (the "Proposed Budget"). The Proposed Budget estimated General Fund revenues and transfers of $42.5 billion (an increase of 0.2% over 1994-95). This nominal increase from 1994-95 fiscal year reflected the Governor's realignment proposal and the first year of his tax cut proposal. Without these two proposals, General Fund revenues would have been projected at approximately $43.8 billion, or an increase of 3.3% over 1994-95. Expenditures were estimated at $41.7 billion (essentially unchanged from 1994-95). Special Fund revenues were estimated at $13.5 billion (10.7% higher than 1994-95) and Special Fund expenditures were estimated at $13.8 billion (12.2% higher than 1994-95). The Proposed Budget projected that the General Fund would end the fiscal year at June 30, 1996 with a budget surplus in SFEU of about $92 million, or less than 1% of General Fund expenditures, and will have repaid all of the accumulated budget deficits. The Department of Finance projected in June 1996 that the General Fund would end the fiscal year at June 30, 1996 with a budget surplus in SFEU of $28 million.

    On January 10, 1996, the Governor released his proposed budget for the Fiscal Year 1996-97 (the "Governor's Budget"). The Governor requested total General Fund appropriations of about $45.2 billion, based on projected revenues and transfers of about $45.6 billion, which would leave a budget reserve in SFEU at June 30, 1997 of about $400 million. The Governor renewed a proposal, which had been rejected by the Legislature in 1995, for a 15% phased cut in individual and corporate tax rates over three years (the budget proposal assumes this will be enacted, reducing revenues in 1996-97 by about $600 million). There was also a proposal to restructure trial court funding in a way which would result in a $300 million decrease in General Fund revenues. The Governor requested legislation to make permanent a moratorium on cost of living increases for welfare payments, and suspension of a renters tax credit, which otherwise would go back into effect in the 1996-97 Fiscal Year. He further proposed additional cuts in certain health and welfare programs, and assumed that cuts previously approved by the Legislature will receive Federal approval. The Governor's Budget proposes increases in funding for K-12 schools under Proposition 98, for State higher education systems (with a second year of no student fee increases), and for corrections. The Governor's Budget projects external cash flow borrowing of up to $3.2 billion, to mature by June 30, 1997.

                             RECENT ECONOMIC TRENDS

    Revised employment data indicate that California's recession ended in 1993, and following a period of stability, a solid recovery is now underway. The State's unemployment rate fell sharply last year, from 10.1% in January to 7.7% in October and November 1994. The gap between the national and California jobless rates narrowed from 3.4 percentage points at the beginning of 1994 to an average of 2 percentage points in October and November. The number of unemployed Californians fell by nearly 400,000 during the year, while civilian employment increased more than 300,000 in 1994.

    Other indicators, including retail sales, homebuilding activity, existing home sales and bank lending volume all confirm the State's recovery.

    Personal income was severely affected by the Northridge Earthquake, which reduced the first quarter 1994 figure by $22 billion at an annual rate, reflecting the uninsured damage to residences and unincorporated businesses. As a result, personal income growth for all of 1994 was about 4.2%. However, excluding the Northridge effects, growth would have been in excess of 5%. Personal income is expected to grow 6.6% for 1995.

                                    APPENDIX

                         DESCRIPTION OF MUNICIPAL BONDS

        Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit, port facilities, and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term Municipal Bonds if the interest paid thereon qualifies as exempt from federal income tax. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds, although the current federal tax laws place substantial limitations on the volume of such issues.

        The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The payment of such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds which are Municipal Bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of Municipal Bonds, both within a particular classification and between classifications, depending on numerous factors.

        The yields on Municipal Bonds are dependent on a variety of factors, including general money market conditions, supply and demand and general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions as to the quality of various Municipal Bonds. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields while Bonds of the same maturity and coupon with different ratings may have the same yield.

                                    APPENDIX
                           RATINGS OF MUNICIPAL BONDS

MOODY'S INVESTORS SERVICE, INC.

        A brief description of the applicable Moody's Investors Services, Inc. rating symbols and their meanings is as follows:

        Aaa-Bonds which are Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in the Aaa securities or fluctuation of protective elements may be of a greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

        A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C-Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Moody's applies numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Con. (---)--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of condition.

STANDARD & POOR'S CORPORATION

        A brief description of the applicable S&P Corporation rating symbols and their meanings is as follows:

        AAA-This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

        AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to repay principal and interest is very strong, and in the majority of instances they differ from AAA issues in only small degrees.

        A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

        BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

        BB, B, CCC, CC-Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        C-The rating C is reserved for income bonds on which no interest is being paid.

        D-Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

        Plus (+) or minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

        Provisional Ratings: the letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.
FITCH

Ratings

        A brief description of the applicable Fitch Investors Service, Inc. rating symbols and their meanings is as follows:

                                       AAA

        Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

        Bonds rated AA are considered to be investment grade and of the very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

        Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

        Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

        Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                        B

        Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                       CCC

        Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

        Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                        C

        Bonds rated C are in imminent default in payment of interest or principal.

                                  DDD, DD AND D

        Bonds rated DDD, DD and D are in actual or imminent default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

        Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA Category covering 12-36 months or the DDD, DD or D categories.

DUFF & PHELPS, INC.

RATING     DEFINITION
SCALE

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+            High credit quality.  Protection factors are strong.
AA-            Risk is AA modest but may vary slightly from time to time
AA-            because of economic conditions.

A+             Protection factors are average but adequate.  However,
A              risk factors are more variable and greater in periods of
A-             economic stress.

BBB+           Below average  protection  factors but still  considered
BBB            sufficient for prudent  investment.  Considerable
BBB-           variability  in risk  during  economic cycles.

BB+            Below investment grade but deemed likely to meet
BB             obligations when due.  Present or prospective financial
BB-            protection factors fluctuate  according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+             Below investment grade and possessing risk that obliga-
B              tions will not be met when due.  Financial protection
B-             factors  will  fluctuate  widely  according  to economic  cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP             Preferred stock with dividend arrearages.

RATING     DEFINITION
SCALE
        HIGH GRADE

Duff 1+
               Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff           1- High  certainty of timely  payment.  Liquidity  factors are strong and supported by good fundamental protection factors. Risk factors are very small.

        GOOD GRADE

Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

               SATISFACTORY GRADE

Duff 3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

               NON-INVESTMENT GRADE

Duff           4  Speculative  investment  characteristics.   Liquidity  is  not
               sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

               DEFAULT

               Issuer  failed  to  meet  scheduled   principal  and/or  interest
               payments.

                           RATINGS OF MUNICIPAL NOTES

MOODY'S INVESTORS SERVICE, INC.

        A brief description of the applicable Moody's Investors Service, Inc. rating symbols for municipal notes and their meanings is as follows:

        MIG-1 - This is the highest rating assigned by Moody's to municipal notes and designates noted judged to be of the best quality.

        MIG-2 - This rating designates notes of a high quality by all standards. However, the margins of protection, although ample, are not as large as in the preceding group.

        MIG-3 - This rating designates notes which are of a favorable quality, with all security elements accounted for. However, such notes are lacking the undeniable strength of notes in the preceding two groups. Market access for refinancing, in particular, is likely to be less well established.

                               SHORT-TERM RATINGS

FITCH

        Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

        Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

        Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

        Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2
        Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

                           SHORT-TERM MUNICIPAL LOANS

        Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

        S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest.

                 OTHER MUNICIPAL SECURITIES AND COMMERCIAL PAPER

        "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A- 1+" and "A-1" are the two highest ratings for commercial paper assigned by S&P (S&P does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of "Prime", while S&P uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow and asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rated "A" by S&P have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

PART C.  OTHER INFORMATION

ITEM 24.   Financial Statements and Exhibits

           (a) Financial statements.

               In Part A:  None.


               In Part B:  None.


               In Part C:  None.

           (b) Exhibits

           EX-99.B1  (a)   Agreement and Declaration of Trust of Registrant.(1)

                     (b) Amendment to the Agreement and Declaration of Trust of Registrant dated August 4, 1995.(5)

           EX-99.B2.       By-laws of Registrant.(1)

           EX-99.B3.       None.

           EX-99.B4.       Specimen certificate for shares of beneficial
                           interest of Registrant.(2)

           EX-99.B5. (a)   Investment  Advisory  Agreement between Registrant on
                           behalf of The Tocqueville Fund and Tocqueville  Asset
                           Management L.P.(3)

                     (b) Investment Advisory Agreement between Registrant on behalf of The Tocqueville Asia-Pacific Fund and Tocqueville Asset Management L.P.(5)

                     (c)   Investment  Advisory  Agreement between Registrant on
                           behalf  of  The  Tocqueville   Europe  Fund  and  The
                           Tocqueville Asset Management L.P.(5)

                     (d) Investment Advisory Agreement between Registrant on behalf of The Tocqueville Small Cap Value Fund and Tocqueville Asset Management L.P.(5)

                     (e)   Investment  Advisory  Agreement Between Registrant on
                           behalf  of  The   Tocqueville   Government  Fund  and
                           Tocqueville Asset Management L.P. (5)

           EX-99.B6.       Distribution Agreement between Registrant and
                           Tocqueville Securities L.P.(5)

           EX-99.B7.       None.

           EX-99.B8.(a)    Custodian Agreement between Registrant and Firstar
                           Trust Company.(6)

           EX-99.B8.(b)    Global Custody Tri-Party  Agreement between The Chase
                           Manhattan Bank, Firstar Trust and the Registrant on behalf of The Tocqueville Asia-Pacific Fund.(6)

           EX-99.B8.(c)    Global Custody Tri-Party  Agreement between The Chase
                           Manhattan  Bank,  Firstar Trust and the Registrant on
                           behalf  of  The   Tocqueville   International   Value
                           Fund.(6)

           EX-99.B9.(a)    Administration   Agreement  between   Registrant  and
                           Tocqueville Asset Management L.P.(5)

           EX-99.B9.(b)    Transfer Agent  Agreement  between the Registrant and
                           Firstar Trust Company.(6)

           EX-99.B9.(c)    Fund  Accounting   Servicing  Agreement  between  the
                           Registrant and Firstar Trust Company.(6)

           EX-99.B10.      None.


           EX-99.B11(a).   Consent of Kramer, Levin, Naftalis & Frankel, counsel
                           to Registrant.(7)

           EX-99.B11(b).   None.

           EX-99.B12.      None.


           EX-99.B13.      Certificate re:  initial $100,000 capital.(2)

           EX-99.B14.      None.

           EX-99.B15.(a)   Rule  12b-1  Plan  for  the  Class  A  shares  of The
                           Tocqueville Fund, as amended.(5)

                     (b) Rule 12b-1 Plan for the Class B shares of The Tocqueville Fund.(5)

                     (c) Rule 12b-1 Plan for the Class A shares of The Tocqueville Asia-Pacific Fund, as amended.(5)

                     (d) Rule 12b-1 Plan for the Class B shares of The Tocqueville Asia-Pacific Fund.(5)

                     (e) Rule 12b-1 Plan for the Class A shares of The Tocqueville Europe Fund.(5)

                     (f) Rule 12b-1 Plan for the Class B shares of The Tocqueville Europe Fund.(5)

                     (g) Rule 12b-1 Plan for the Class A shares of The Tocqueville Small Cap Value Fund.(5)

                     (h) Rule 12b-1 Plan for the Class B shares of The Tocqueville Small Cap Value Fund.(5)

                     (i) Rule 12b-1 Plan for the Class A Shares of The Tocqueville Government Fund.(5)

                     (j) Rule 12b-1 Plan for the Class B shares of The Tocqueville Government Fund.(5)

           EX-99.B16.      Schedule for computation of performance quotation.(4)


           EX-27.B17.      None.


           EX-99.B18.      Rule 18f-3 Plan for The Tocqueville Trust.(4)


----------


(1)Previously filed in the Fund's Registration Statement on September 15, 1986.
(2)Previously filed in Pre-Effective Amendment No. 1 on December 2, 1986.
(3)Previously filed in Post-Effective Amendment No. 4 on December 29, 1989.
(4)Previously filed in Post-Effective Amendment No. 13 on July 19, 1995.
(5)Previously filed in Post-Effective Amendment No. 14 on February 28, 1996, accession number 0000922423-96-000107.
(6)Previously filed in Post-Effective Amendment No. 16 on February 28, 1997, accession number 0000922423-97-000170.
(7)Filed herewith.


ITEM 25. Persons Controlled By or Under Common Control with Registrant

         None

ITEM 26. Number of Holders of Securities


                                                   Number of Record Holders
Title of Class    ($.01 par value)                 as of  September 30, 1997
----------------------------------                 -------------------------


Shares of beneficial interest:
The Tocqueville Fund                                        991
The Tocqueville International Value Fund                    282
The Tocqueville Small Cap Value Fund                        305
The Tocqueville Government Fund                             243
The Tocqueville California Muni Fund                        0
The Tocqueville High-Yield Municipal Bond Fund              0
The Tocqueville New York Muni Fund                          0
The Tocqueville Tax-Free Money Market Fund                  0
The Tocqueville U.S. Government Strategic Income Fund       0

ITEM 27. Indemnification

            Article VIII of the Registrant's Declaration of Trust provides as follows:

      The Trust shall indemnify each of its Trustees, officers (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

      Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (1) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
(ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. Business and Other Connections of Investment Adviser

            None.

ITEM 29. Principal Underwriters

            (a) None.

            (b) The following information is furnished with respect to the officers and Partners of Tocqueville Securities L.P., the Registrant's principal underwriter. The business address for all persons listed below is 1675 Broadway, New York, New York 10019.

                                   Positions and
Name and Principal                 Offices with            Positions and Offices
Business Address                   Principal Underwriters  with Registrant
----------------                   ----------------------  ---------------

Tocqueville Management Corp.       General Partner         None
1675 Broadway
New York, New York  10019

Tocqueville Asset Management L.P.  Limited Partner         Investment Adviser
1675 Broadway
New York, New York  10019

            (c) Not Applicable. The Registrant's principal underwriter is an affiliated person of the Registrant.

ITEM 30. Location of Accounts and Records As required by Section 31(a) of the Investment Company Act of 1940, the accounts, books or other documents relating to each of The Tocqueville Fund's, The Tocqueville Asia-Pacific Fund's, The Tocqueville Europe Fund's, The Tocqueville Small Cap Value Fund's, and The Tocqueville Government Fund's budget and accruals will be kept by Firstar Trust Company, 615 East Michigan Street, Milwaukee, WI 53202. The accounts, books or other documents of each Fund relating to shareholder accounts and records and dividend disbursements also will be kept by Firstar Trust Company at the same address.

ITEM 31. Management Services

            There are no management-related service contracts not discussed in Parts A and B.

ITEM 32. Undertakings

            (1) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees if requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.


            (2) Registrant undertakes to file, on behalf of The Tocqueville California Muni Fund, The Tocqueville High-Yield Municipal Bond Fund, The Tocqueville New York Muni Fund, The Tocqueville Tax-Free Money Market Fund and The Tocqueville U.S. Government Strategic Income Fund, a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

            (3) Registrant undertakes to furnish each person to whom a prospectus is delivered, a copy of a Fund's latest annual report to shareholders which will include the information required by Item 5A, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant pursuant to Rule 485(a) has duly caused this Post-Effective Amendment to its Registration Statement on Form N- 1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of October, 1997.


                                        THE TOCQUEVILLE TRUST


                                        By:  /s/Francois D. Sicart
                                             ------------------------
                                             Francois D. Sicart
                                             Principal Executive Officer


         As required by the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signatures                                 Title                              Date
----------                                 -----                              ----

/s/Francois D. Sicart                      Principal Executive Officer        October 28, 1997
----------------------------               and Trustee
Francois D. Sicart


----------------------------               Trustee
Bernard F. Combemale


                                           Trustee
----------------------------
James B. Flaherty


/s/Inge Heckel                             Trustee                            October 28, 1997
----------------------------
Inge Heckel


/s/Robert Kleinschmidt                     President, Principal Operating     October 28, 1997
----------------------------               Officer and Trustee
Robert Kleinschmidt


/s/Francois Letaconnoux                    Trustee                            October 28, 1997
----------------------------
Francois Letaconnoux


/s/Kieran Lyons                            Vice President and                 October 28, 1997
----------------------------               Principal Financial Officer
Kieran Lyons

                                INDEX TO EXHIBITS

Exhibit           Caption
-------           -------



EX-99.B11.(a)     Consent of Kramer,  Levin,  Naftalis  & Frankel,  counsel  for
                  Registrant.